UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class A : FAGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.86%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.0
Communication Services	22.4
Consumer Discretionary	9.8
Financials	5.6
Industrials	5.5
Health Care	3.3
Consumer Staples	3.1
Utilities	2.2
Real Estate	0.7
Materials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Preferred Stocks - 2.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 1.6
Singapore - 1.3
Germany - 0.8
United Kingdom - 0.5
Netherlands - 0.5
India - 0.4
Canada - 0.3
Estonia - 0.2
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Microsoft Corp	9.0
Meta Platforms Inc Class A	6.8
Amazon.com Inc	5.2
Apple Inc	4.7
Broadcom Inc	4.4
Alphabet Inc Class C	3.9
Netflix Inc	2.6
Roku Inc Class A	2.6
Visa Inc Class A	2.2
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915861.101    248-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class M : FDGTX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.23%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Information Technology	19.3
Financials	18.4
Communication Services	10.7
Energy	8.5
Health Care	5.8
Consumer Staples	5.7
Consumer Discretionary	4.4
Utilities	3.0
Real Estate	1.8
Materials	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Canada - 4.2
United Kingdom - 1.8
Taiwan - 1.6
Brazil - 0.5
Norway - 0.5
Denmark - 0.4
Zambia - 0.3
Netherlands - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.3
Microsoft Corp	5.8
Meta Platforms Inc Class A	4.7
Alphabet Inc Class A	4.2
Boeing Co	3.7
GE Vernova Inc	2.7
Brookfield Corp Class A (United States)	2.4
Broadcom Inc	2.4
Wells Fargo & Co	2.1
Bank of America Corp	1.9
36.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915908.101    720-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class I : FAGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.61%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.0
Communication Services	22.4
Consumer Discretionary	9.8
Financials	5.6
Industrials	5.5
Health Care	3.3
Consumer Staples	3.1
Utilities	2.2
Real Estate	0.7
Materials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Preferred Stocks - 2.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 1.6
Singapore - 1.3
Germany - 0.8
United Kingdom - 0.5
Netherlands - 0.5
India - 0.4
Canada - 0.3
Estonia - 0.2
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Microsoft Corp	9.0
Meta Platforms Inc Class A	6.8
Amazon.com Inc	5.2
Apple Inc	4.7
Broadcom Inc	4.4
Alphabet Inc Class C	3.9
Netflix Inc	2.6
Roku Inc Class A	2.6
Visa Inc Class A	2.2
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915864.101    688-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund Class K : FVSKX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.62%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.3
Consumer Discretionary	11.3
Information Technology	7.3
Energy	6.6
Utilities	6.6
Health Care	6.4
Real Estate	6.2
Materials	6.2
Consumer Staples	5.8
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.4
Puerto Rico - 1.0
Spain - 0.9
Zambia - 0.8
Portugal - 0.7
Switzerland - 0.6

TOP HOLDINGS (% of Fund's net assets)
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.6
CVS Health Corp	1.5
Molina Healthcare Inc	1.5
Ventas Inc	1.4
Prologis Inc	1.4
Allison Transmission Holdings Inc	1.3
LPL Financial Holdings Inc	1.3
SLM Corp	1.3
First Solar Inc	1.3
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915838.101    2104-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class Z : FSLZX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.55%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	17.3
Consumer Discretionary	12.9
Information Technology	10.7
Health Care	8.2
Real Estate	6.7
Materials	5.7
Consumer Staples	5.6
Energy	3.5
Utilities	2.8
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.0
Puerto Rico - 1.3
Japan - 1.1
Canada - 0.5
Grand Cayman (UK Overseas Ter) - 0.4
Chile - 0.4
Greece - 0.3
United Kingdom - 0.3
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.6
Bancorp Inc/The	1.4
HEICO Corp Class A	1.4
Popular Inc	1.3
Carlisle Cos Inc	1.3
XPO Inc	1.3
Esab Corp	1.2
Somnigroup International Inc	1.1
SLM Corp	1.1
ITT Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915893.101    2888-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class Z : FZAFX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.55%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.9
Consumer Discretionary	17.5
Health Care	14.3
Financials	11.2
Communication Services	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Taiwan - 2.4
China - 2.1
Brazil - 1.6
Canada - 1.2
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Amazon.com Inc	10.2
Microsoft Corp	5.6
Alphabet Inc Class A	4.8
Apple Inc	4.0
Mastercard Inc Class A	2.7
Boston Scientific Corp	2.6
Visa Inc Class A	2.6
Eli Lilly & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
47.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915851.101    2531-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class Z : FZAOX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.82%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	17.9
Information Technology	14.4
Health Care	12.9
Consumer Discretionary	9.6
Materials	7.0
Energy	5.4
Real Estate	5.0
Consumer Staples	4.3
Utilities	2.3
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.2
United Kingdom - 1.9
Israel - 1.6
Thailand - 1.6
Japan - 0.8
Grand Cayman (UK Overseas Ter) - 0.5
Netherlands - 0.2
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Ensign Group Inc/The	2.0
Carpenter Technology Corp	1.9
Mr Cooper Group Inc	1.8
FirstCash Holdings Inc	1.8
Sterling Infrastructure Inc	1.7
Fabrinet	1.6
Patrick Industries Inc	1.6
Commercial Metals Co	1.4
Primerica Inc	1.4
TD SYNNEX Corp	1.4
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915870.101    2540-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class A : FMCDX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.92%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	17.3
Consumer Discretionary	12.9
Information Technology	10.7
Health Care	8.2
Real Estate	6.7
Materials	5.7
Consumer Staples	5.6
Energy	3.5
Utilities	2.8
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.0
Puerto Rico - 1.3
Japan - 1.1
Canada - 0.5
Grand Cayman (UK Overseas Ter) - 0.4
Chile - 0.4
Greece - 0.3
United Kingdom - 0.3
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.6
Bancorp Inc/The	1.4
HEICO Corp Class A	1.4
Popular Inc	1.3
Carlisle Cos Inc	1.3
XPO Inc	1.3
Esab Corp	1.2
Somnigroup International Inc	1.1
SLM Corp	1.1
ITT Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915892.101    251-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class M : FASPX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.24%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.3
Consumer Discretionary	11.3
Information Technology	7.3
Energy	6.6
Utilities	6.6
Health Care	6.4
Real Estate	6.2
Materials	6.2
Consumer Staples	5.8
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.4
Puerto Rico - 1.0
Spain - 0.9
Zambia - 0.8
Portugal - 0.7
Switzerland - 0.6

TOP HOLDINGS (% of Fund's net assets)
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.6
CVS Health Corp	1.5
Molina Healthcare Inc	1.5
Ventas Inc	1.4
Prologis Inc	1.4
Allison Transmission Holdings Inc	1.3
LPL Financial Holdings Inc	1.3
SLM Corp	1.3
First Solar Inc	1.3
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915837.101    174-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Real Estate High Income Fund Fidelity® Real Estate High Income Fund

This semi-annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 38	0.75%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$777,563,030
Number of Holdings	375
Portfolio Turnover	21%
What did the Fund invest in?
(as of May 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.6
AA - 1.2
A - 2.1
BBB - 6.0
BB - 15.1
B - 7.5
CCC,CC,C - 3.7
Not Rated - 53.3
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

CMOs and Other Mortgage Related Securities - 89.6
Asset-Backed Securities - 3.7
Corporate Bonds - 2.7
Bank Loan Obligations - 0.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Grand Cayman (UK Overseas Ter) - 0.3

TOP HOLDINGS (% of Fund's net assets)
BX Commercial Mortgage Trust 2020-VIVA	2.2
MHC Commercial Mortgage Trust	1.7
BX Trust 2019-OC11	1.7
BX Commercial Mortgage Trust 2024-VLT5	1.6
Hilton USA Trust	1.4
BX Trust 2021-VOL	1.4
BX Commercial Mortgage Trust	1.3
MHP Commercial Mortgage Trust	1.1
BX Trust 2024 VLT4	1.1
BX Commercial Mortgage Trust 2024-KING	1.0
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915903.101    671-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class C : FEICX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.62%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.3
Health Care	12.7
Industrials	10.9
Information Technology	10.4
Consumer Staples	10.4
Energy	7.9
Communication Services	6.3
Utilities	6.2
Materials	4.3
Real Estate	4.0
Consumer Discretionary	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
United Kingdom - 2.8
France - 1.9
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.8
Cisco Systems Inc	2.3
Comcast Corp Class A	2.3
Wells Fargo & Co	2.2
GSK PLC ADR	2.1
Chubb Ltd	2.1
Exxon Mobil Corp	2.0
Bank of America Corp	2.0
Cigna Group/The	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915848.101    480-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class A : FSCDX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.19%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	17.9
Information Technology	14.4
Health Care	12.9
Consumer Discretionary	9.6
Materials	7.0
Energy	5.4
Real Estate	5.0
Consumer Staples	4.3
Utilities	2.3
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.2
United Kingdom - 1.9
Israel - 1.6
Thailand - 1.6
Japan - 0.8
Grand Cayman (UK Overseas Ter) - 0.5
Netherlands - 0.2
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Ensign Group Inc/The	2.0
Carpenter Technology Corp	1.9
Mr Cooper Group Inc	1.8
FirstCash Holdings Inc	1.8
Sterling Infrastructure Inc	1.7
Fabrinet	1.6
Patrick Industries Inc	1.6
Commercial Metals Co	1.4
Primerica Inc	1.4
TD SYNNEX Corp	1.4
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915871.101    294-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class I : FAIVX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.59%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.6
Health Care	14.7
Industrials	12.9
Consumer Staples	11.7
Energy	8.7
Information Technology	6.6
Utilities	5.2
Consumer Discretionary	4.7
Communication Services	3.5
Materials	3.3
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
United Kingdom - 4.1
Canada - 2.6
Korea (South) - 0.4
Germany - 0.4
France - 0.2
Sweden - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.8
Bank of America Corp	3.1
The Travelers Companies, Inc.	3.1
Chubb Ltd	2.7
Cigna Group/The	2.7
JPMorgan Chase & Co	2.6
Wells Fargo & Co	2.4
Cisco Systems Inc	2.3
Deere & Co	2.1
Centene Corp	2.1
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915859.101    893-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class A : FALAX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.10%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Industrials	19.5
Financials	16.9
Health Care	10.0
Communication Services	9.7
Energy	7.8
Consumer Staples	4.3
Consumer Discretionary	3.0
Materials	1.5
Utilities	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 1.9
Germany - 1.3
Zambia - 1.2
Netherlands - 0.8
Belgium - 0.7
United Kingdom - 0.7
France - 0.6
Taiwan - 0.5
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
Wells Fargo & Co	6.3
NVIDIA Corp	6.1
GE Aerospace	6.0
GE Vernova Inc	4.2
Boeing Co	4.0
Exxon Mobil Corp	3.9
Meta Platforms Inc Class A	3.3
Bank of America Corp	2.6
Apple Inc	2.2
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915897.101    250-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class I : FSCIX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.94%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	17.9
Information Technology	14.4
Health Care	12.9
Consumer Discretionary	9.6
Materials	7.0
Energy	5.4
Real Estate	5.0
Consumer Staples	4.3
Utilities	2.3
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.2
United Kingdom - 1.9
Israel - 1.6
Thailand - 1.6
Japan - 0.8
Grand Cayman (UK Overseas Ter) - 0.5
Netherlands - 0.2
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Ensign Group Inc/The	2.0
Carpenter Technology Corp	1.9
Mr Cooper Group Inc	1.8
FirstCash Holdings Inc	1.8
Sterling Infrastructure Inc	1.7
Fabrinet	1.6
Patrick Industries Inc	1.6
Commercial Metals Co	1.4
Primerica Inc	1.4
TD SYNNEX Corp	1.4
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915873.101    298-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class I : EQPIX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.61%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.3
Health Care	12.7
Industrials	10.9
Information Technology	10.4
Consumer Staples	10.4
Energy	7.9
Communication Services	6.3
Utilities	6.2
Materials	4.3
Real Estate	4.0
Consumer Discretionary	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
United Kingdom - 2.8
France - 1.9
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.8
Cisco Systems Inc	2.3
Comcast Corp Class A	2.3
Wells Fargo & Co	2.2
GSK PLC ADR	2.1
Chubb Ltd	2.1
Exxon Mobil Corp	2.0
Bank of America Corp	2.0
Cigna Group/The	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915849.101    80-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class M : FAVTX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.11%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.6
Health Care	14.7
Industrials	12.9
Consumer Staples	11.7
Energy	8.7
Information Technology	6.6
Utilities	5.2
Consumer Discretionary	4.7
Communication Services	3.5
Materials	3.3
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
United Kingdom - 4.1
Canada - 2.6
Korea (South) - 0.4
Germany - 0.4
France - 0.2
Sweden - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.8
Bank of America Corp	3.1
The Travelers Companies, Inc.	3.1
Chubb Ltd	2.7
Cigna Group/The	2.7
JPMorgan Chase & Co	2.6
Wells Fargo & Co	2.4
Cisco Systems Inc	2.3
Deere & Co	2.1
Centene Corp	2.1
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915858.101    885-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class I : EQPGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.66%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.9
Consumer Discretionary	17.5
Health Care	14.3
Financials	11.2
Communication Services	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Taiwan - 2.4
China - 2.1
Brazil - 1.6
Canada - 1.2
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Amazon.com Inc	10.2
Microsoft Corp	5.6
Alphabet Inc Class A	4.8
Apple Inc	4.0
Mastercard Inc Class A	2.7
Boston Scientific Corp	2.6
Visa Inc Class A	2.6
Eli Lilly & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
47.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915854.101    86-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class C : FLCCX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.86%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Industrials	19.5
Financials	16.9
Health Care	10.0
Communication Services	9.7
Energy	7.8
Consumer Staples	4.3
Consumer Discretionary	3.0
Materials	1.5
Utilities	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 1.9
Germany - 1.3
Zambia - 1.2
Netherlands - 0.8
Belgium - 0.7
United Kingdom - 0.7
France - 0.6
Taiwan - 0.5
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
Wells Fargo & Co	6.3
NVIDIA Corp	6.1
GE Aerospace	6.0
GE Vernova Inc	4.2
Boeing Co	4.0
Exxon Mobil Corp	3.9
Meta Platforms Inc Class A	3.3
Bank of America Corp	2.6
Apple Inc	2.2
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915899.101    483-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class A : EPGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.92%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.9
Consumer Discretionary	17.5
Health Care	14.3
Financials	11.2
Communication Services	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Taiwan - 2.4
China - 2.1
Brazil - 1.6
Canada - 1.2
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Amazon.com Inc	10.2
Microsoft Corp	5.6
Alphabet Inc Class A	4.8
Apple Inc	4.0
Mastercard Inc Class A	2.7
Boston Scientific Corp	2.6
Visa Inc Class A	2.6
Eli Lilly & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
47.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915850.101    245-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class A : FEIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.86%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.3
Health Care	12.7
Industrials	10.9
Information Technology	10.4
Consumer Staples	10.4
Energy	7.9
Communication Services	6.3
Utilities	6.2
Materials	4.3
Real Estate	4.0
Consumer Discretionary	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
United Kingdom - 2.8
France - 1.9
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.8
Cisco Systems Inc	2.3
Comcast Corp Class A	2.3
Wells Fargo & Co	2.2
GSK PLC ADR	2.1
Chubb Ltd	2.1
Exxon Mobil Corp	2.0
Bank of America Corp	2.0
Cigna Group/The	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915845.101    246-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class A : FADAX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.98%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Information Technology	19.3
Financials	18.4
Communication Services	10.7
Energy	8.5
Health Care	5.8
Consumer Staples	5.7
Consumer Discretionary	4.4
Utilities	3.0
Real Estate	1.8
Materials	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Canada - 4.2
United Kingdom - 1.8
Taiwan - 1.6
Brazil - 0.5
Norway - 0.5
Denmark - 0.4
Zambia - 0.3
Netherlands - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.3
Microsoft Corp	5.8
Meta Platforms Inc Class A	4.7
Alphabet Inc Class A	4.2
Boeing Co	3.7
GE Vernova Inc	2.7
Brookfield Corp Class A (United States)	2.4
Broadcom Inc	2.4
Wells Fargo & Co	2.1
Bank of America Corp	1.9
36.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915905.101    714-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity® Stock Selector Mid Cap Fund : FSSMX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 30	0.63%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	17.3
Consumer Discretionary	12.9
Information Technology	10.7
Health Care	8.2
Real Estate	6.7
Materials	5.7
Consumer Staples	5.6
Energy	3.5
Utilities	2.8
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.0
Puerto Rico - 1.3
Japan - 1.1
Canada - 0.5
Grand Cayman (UK Overseas Ter) - 0.4
Chile - 0.4
Greece - 0.3
United Kingdom - 0.3
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.6
Bancorp Inc/The	1.4
HEICO Corp Class A	1.4
Popular Inc	1.3
Carlisle Cos Inc	1.3
XPO Inc	1.3
Esab Corp	1.2
Somnigroup International Inc	1.1
SLM Corp	1.1
ITT Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915891.101    2412-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class Z : FIDLX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.72%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Industrials	19.5
Financials	16.9
Health Care	10.0
Communication Services	9.7
Energy	7.8
Consumer Staples	4.3
Consumer Discretionary	3.0
Materials	1.5
Utilities	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 1.9
Germany - 1.3
Zambia - 1.2
Netherlands - 0.8
Belgium - 0.7
United Kingdom - 0.7
France - 0.6
Taiwan - 0.5
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
Wells Fargo & Co	6.3
NVIDIA Corp	6.1
GE Aerospace	6.0
GE Vernova Inc	4.2
Boeing Co	4.0
Exxon Mobil Corp	3.9
Meta Platforms Inc Class A	3.3
Bank of America Corp	2.6
Apple Inc	2.2
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915898.101    2889-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class M : FSCTX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.44%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	17.9
Information Technology	14.4
Health Care	12.9
Consumer Discretionary	9.6
Materials	7.0
Energy	5.4
Real Estate	5.0
Consumer Staples	4.3
Utilities	2.3
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.2
United Kingdom - 1.9
Israel - 1.6
Thailand - 1.6
Japan - 0.8
Grand Cayman (UK Overseas Ter) - 0.5
Netherlands - 0.2
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Ensign Group Inc/The	2.0
Carpenter Technology Corp	1.9
Mr Cooper Group Inc	1.8
FirstCash Holdings Inc	1.8
Sterling Infrastructure Inc	1.7
Fabrinet	1.6
Patrick Industries Inc	1.6
Commercial Metals Co	1.4
Primerica Inc	1.4
TD SYNNEX Corp	1.4
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915874.101    299-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class C : FDGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.73%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Information Technology	19.3
Financials	18.4
Communication Services	10.7
Energy	8.5
Health Care	5.8
Consumer Staples	5.7
Consumer Discretionary	4.4
Utilities	3.0
Real Estate	1.8
Materials	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Canada - 4.2
United Kingdom - 1.8
Taiwan - 1.6
Brazil - 0.5
Norway - 0.5
Denmark - 0.4
Zambia - 0.3
Netherlands - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.3
Microsoft Corp	5.8
Meta Platforms Inc Class A	4.7
Alphabet Inc Class A	4.2
Boeing Co	3.7
GE Vernova Inc	2.7
Brookfield Corp Class A (United States)	2.4
Broadcom Inc	2.4
Wells Fargo & Co	2.1
Bank of America Corp	1.9
36.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915906.101    716-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund : FSLSX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 32	0.70%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.3
Consumer Discretionary	11.3
Information Technology	7.3
Energy	6.6
Utilities	6.6
Health Care	6.4
Real Estate	6.2
Materials	6.2
Consumer Staples	5.8
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.4
Puerto Rico - 1.0
Spain - 0.9
Zambia - 0.8
Portugal - 0.7
Switzerland - 0.6

TOP HOLDINGS (% of Fund's net assets)
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.6
CVS Health Corp	1.5
Molina Healthcare Inc	1.5
Ventas Inc	1.4
Prologis Inc	1.4
Allison Transmission Holdings Inc	1.3
LPL Financial Holdings Inc	1.3
SLM Corp	1.3
First Solar Inc	1.3
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915836.101    14-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class C : FVCSX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.75%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.3
Consumer Discretionary	11.3
Information Technology	7.3
Energy	6.6
Utilities	6.6
Health Care	6.4
Real Estate	6.2
Materials	6.2
Consumer Staples	5.8
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.4
Puerto Rico - 1.0
Spain - 0.9
Zambia - 0.8
Portugal - 0.7
Switzerland - 0.6

TOP HOLDINGS (% of Fund's net assets)
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.6
CVS Health Corp	1.5
Molina Healthcare Inc	1.5
Ventas Inc	1.4
Prologis Inc	1.4
Allison Transmission Holdings Inc	1.3
LPL Financial Holdings Inc	1.3
SLM Corp	1.3
First Solar Inc	1.3
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915840.101    5636-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class Z : FAEVX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 23	0.47%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.6
Health Care	14.7
Industrials	12.9
Consumer Staples	11.7
Energy	8.7
Information Technology	6.6
Utilities	5.2
Consumer Discretionary	4.7
Communication Services	3.5
Materials	3.3
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
United Kingdom - 4.1
Canada - 2.6
Korea (South) - 0.4
Germany - 0.4
France - 0.2
Sweden - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.8
Bank of America Corp	3.1
The Travelers Companies, Inc.	3.1
Chubb Ltd	2.7
Cigna Group/The	2.7
JPMorgan Chase & Co	2.6
Wells Fargo & Co	2.4
Cisco Systems Inc	2.3
Deere & Co	2.1
Centene Corp	2.1
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915855.101    2883-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Series Equity Growth Fund Fidelity Advisor® Series Equity Growth Fund : FMFMX

This semi-annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,288,289,009
Number of Holdings	142
Portfolio Turnover	65%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Consumer Discretionary	17.9
Health Care	14.5
Financials	11.4
Communication Services	10.2
Industrials	9.0
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Taiwan - 2.4
China - 2.2
Brazil - 1.7
Canada - 1.3
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.6
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	10.4
NVIDIA Corp	10.4
Microsoft Corp	5.8
Alphabet Inc Class A	4.8
Apple Inc	4.0
Mastercard Inc Class A	2.8
Boston Scientific Corp	2.7
Visa Inc Class A	2.6
Eli Lilly & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
48.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915920.101    2645-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class C : EPGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.67%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.9
Consumer Discretionary	17.5
Health Care	14.3
Financials	11.2
Communication Services	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Taiwan - 2.4
China - 2.1
Brazil - 1.6
Canada - 1.2
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Amazon.com Inc	10.2
Microsoft Corp	5.6
Alphabet Inc Class A	4.8
Apple Inc	4.0
Mastercard Inc Class A	2.7
Boston Scientific Corp	2.6
Visa Inc Class A	2.6
Eli Lilly & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
47.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915853.101    479-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class I : FMCCX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.67%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	17.3
Consumer Discretionary	12.9
Information Technology	10.7
Health Care	8.2
Real Estate	6.7
Materials	5.7
Consumer Staples	5.6
Energy	3.5
Utilities	2.8
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.0
Puerto Rico - 1.3
Japan - 1.1
Canada - 0.5
Grand Cayman (UK Overseas Ter) - 0.4
Chile - 0.4
Greece - 0.3
United Kingdom - 0.3
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.6
Bancorp Inc/The	1.4
HEICO Corp Class A	1.4
Popular Inc	1.3
Carlisle Cos Inc	1.3
XPO Inc	1.3
Esab Corp	1.2
Somnigroup International Inc	1.1
SLM Corp	1.1
ITT Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915896.101    533-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class I : FASOX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.74%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.3
Consumer Discretionary	11.3
Information Technology	7.3
Energy	6.6
Utilities	6.6
Health Care	6.4
Real Estate	6.2
Materials	6.2
Consumer Staples	5.8
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.4
Puerto Rico - 1.0
Spain - 0.9
Zambia - 0.8
Portugal - 0.7
Switzerland - 0.6

TOP HOLDINGS (% of Fund's net assets)
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.6
CVS Health Corp	1.5
Molina Healthcare Inc	1.5
Ventas Inc	1.4
Prologis Inc	1.4
Allison Transmission Holdings Inc	1.3
LPL Financial Holdings Inc	1.3
SLM Corp	1.3
First Solar Inc	1.3
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915841.101    694-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class Z : FZAGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 23	0.48%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.3
Health Care	12.7
Industrials	10.9
Information Technology	10.4
Consumer Staples	10.4
Energy	7.9
Communication Services	6.3
Utilities	6.2
Materials	4.3
Real Estate	4.0
Consumer Discretionary	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
United Kingdom - 2.8
France - 1.9
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.8
Cisco Systems Inc	2.3
Comcast Corp Class A	2.3
Wells Fargo & Co	2.2
GSK PLC ADR	2.1
Chubb Ltd	2.1
Exxon Mobil Corp	2.0
Bank of America Corp	2.0
Cigna Group/The	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915846.101    2532-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class C : FSCEX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.94%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	17.9
Information Technology	14.4
Health Care	12.9
Consumer Discretionary	9.6
Materials	7.0
Energy	5.4
Real Estate	5.0
Consumer Staples	4.3
Utilities	2.3
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.2
United Kingdom - 1.9
Israel - 1.6
Thailand - 1.6
Japan - 0.8
Grand Cayman (UK Overseas Ter) - 0.5
Netherlands - 0.2
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Ensign Group Inc/The	2.0
Carpenter Technology Corp	1.9
Mr Cooper Group Inc	1.8
FirstCash Holdings Inc	1.8
Sterling Infrastructure Inc	1.7
Fabrinet	1.6
Patrick Industries Inc	1.6
Commercial Metals Co	1.4
Primerica Inc	1.4
TD SYNNEX Corp	1.4
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915872.101    297-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class I : FDGIX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.73%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Information Technology	19.3
Financials	18.4
Communication Services	10.7
Energy	8.5
Health Care	5.8
Consumer Staples	5.7
Consumer Discretionary	4.4
Utilities	3.0
Real Estate	1.8
Materials	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Canada - 4.2
United Kingdom - 1.8
Taiwan - 1.6
Brazil - 0.5
Norway - 0.5
Denmark - 0.4
Zambia - 0.3
Netherlands - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.3
Microsoft Corp	5.8
Meta Platforms Inc Class A	4.7
Alphabet Inc Class A	4.2
Boeing Co	3.7
GE Vernova Inc	2.7
Brookfield Corp Class A (United States)	2.4
Broadcom Inc	2.4
Wells Fargo & Co	2.1
Bank of America Corp	1.9
36.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915907.101    717-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class M : FEIRX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.10%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.3
Health Care	12.7
Industrials	10.9
Information Technology	10.4
Consumer Staples	10.4
Energy	7.9
Communication Services	6.3
Utilities	6.2
Materials	4.3
Real Estate	4.0
Consumer Discretionary	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
United Kingdom - 2.8
France - 1.9
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.8
Cisco Systems Inc	2.3
Comcast Corp Class A	2.3
Wells Fargo & Co	2.2
GSK PLC ADR	2.1
Chubb Ltd	2.1
Exxon Mobil Corp	2.0
Bank of America Corp	2.0
Cigna Group/The	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915847.101    280-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class M : FMCAX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.17%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	17.3
Consumer Discretionary	12.9
Information Technology	10.7
Health Care	8.2
Real Estate	6.7
Materials	5.7
Consumer Staples	5.6
Energy	3.5
Utilities	2.8
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.0
Puerto Rico - 1.3
Japan - 1.1
Canada - 0.5
Grand Cayman (UK Overseas Ter) - 0.4
Chile - 0.4
Greece - 0.3
United Kingdom - 0.3
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.6
Bancorp Inc/The	1.4
HEICO Corp Class A	1.4
Popular Inc	1.3
Carlisle Cos Inc	1.3
XPO Inc	1.3
Esab Corp	1.2
Somnigroup International Inc	1.1
SLM Corp	1.1
ITT Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915895.101    531-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class C : FACGX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.61%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.0
Communication Services	22.4
Consumer Discretionary	9.8
Financials	5.6
Industrials	5.5
Health Care	3.3
Consumer Staples	3.1
Utilities	2.2
Real Estate	0.7
Materials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Preferred Stocks - 2.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 1.6
Singapore - 1.3
Germany - 0.8
United Kingdom - 0.5
Netherlands - 0.5
India - 0.4
Canada - 0.3
Estonia - 0.2
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Microsoft Corp	9.0
Meta Platforms Inc Class A	6.8
Amazon.com Inc	5.2
Apple Inc	4.7
Broadcom Inc	4.4
Alphabet Inc Class C	3.9
Netflix Inc	2.6
Roku Inc Class A	2.6
Visa Inc Class A	2.2
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915863.101    482-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class C : FAVCX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.62%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.6
Health Care	14.7
Industrials	12.9
Consumer Staples	11.7
Energy	8.7
Information Technology	6.6
Utilities	5.2
Consumer Discretionary	4.7
Communication Services	3.5
Materials	3.3
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
United Kingdom - 4.1
Canada - 2.6
Korea (South) - 0.4
Germany - 0.4
France - 0.2
Sweden - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.8
Bank of America Corp	3.1
The Travelers Companies, Inc.	3.1
Chubb Ltd	2.7
Cigna Group/The	2.7
JPMorgan Chase & Co	2.6
Wells Fargo & Co	2.4
Cisco Systems Inc	2.3
Deere & Co	2.1
Centene Corp	2.1
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915857.101    884-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Series Growth Opportunities Fund Fidelity Advisor® Series Growth Opportunities Fund : FAOFX

This semi-annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$911,406,271
Number of Holdings	178
Portfolio Turnover	101%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.7
Communication Services	22.8
Consumer Discretionary	11.4
Industrials	6.0
Financials	5.4
Consumer Staples	3.2
Health Care	3.0
Utilities	2.2
Real Estate	0.7
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Preferred Stocks - 2.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Taiwan - 1.8
Singapore - 1.4
Germany - 0.8
Netherlands - 0.5
United Kingdom - 0.5
Canada - 0.3
Ireland - 0.2
Denmark - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.8
Microsoft Corp	9.7
Meta Platforms Inc Class A	7.6
Amazon.com Inc	7.0
Alphabet Inc Class C	4.9
Apple Inc	4.6
Broadcom Inc	4.5
Roku Inc Class A	2.8
Netflix Inc	2.5
Visa Inc Class A	2.3
57.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915919.101    2614-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class I : FALIX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.84%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Industrials	19.5
Financials	16.9
Health Care	10.0
Communication Services	9.7
Energy	7.8
Consumer Staples	4.3
Consumer Discretionary	3.0
Materials	1.5
Utilities	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 1.9
Germany - 1.3
Zambia - 1.2
Netherlands - 0.8
Belgium - 0.7
United Kingdom - 0.7
France - 0.6
Taiwan - 0.5
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
Wells Fargo & Co	6.3
NVIDIA Corp	6.1
GE Aerospace	6.0
GE Vernova Inc	4.2
Boeing Co	4.0
Exxon Mobil Corp	3.9
Meta Platforms Inc Class A	3.3
Bank of America Corp	2.6
Apple Inc	2.2
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915901.101    536-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class M : FAEGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.16%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.9
Consumer Discretionary	17.5
Health Care	14.3
Financials	11.2
Communication Services	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Taiwan - 2.4
China - 2.1
Brazil - 1.6
Canada - 1.2
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Amazon.com Inc	10.2
Microsoft Corp	5.6
Alphabet Inc Class A	4.8
Apple Inc	4.0
Mastercard Inc Class A	2.7
Boston Scientific Corp	2.6
Visa Inc Class A	2.6
Eli Lilly & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
47.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915852.101    286-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class Z : FZAHX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.50%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.0
Communication Services	22.4
Consumer Discretionary	9.8
Financials	5.6
Industrials	5.5
Health Care	3.3
Consumer Staples	3.1
Utilities	2.2
Real Estate	0.7
Materials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Preferred Stocks - 2.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 1.6
Singapore - 1.3
Germany - 0.8
United Kingdom - 0.5
Netherlands - 0.5
India - 0.4
Canada - 0.3
Estonia - 0.2
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Microsoft Corp	9.0
Meta Platforms Inc Class A	6.8
Amazon.com Inc	5.2
Apple Inc	4.7
Broadcom Inc	4.4
Alphabet Inc Class C	3.9
Netflix Inc	2.6
Roku Inc Class A	2.6
Visa Inc Class A	2.2
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915862.101    2533-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class C : FMCEX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.67%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	17.3
Consumer Discretionary	12.9
Information Technology	10.7
Health Care	8.2
Real Estate	6.7
Materials	5.7
Consumer Staples	5.6
Energy	3.5
Utilities	2.8
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.0
Puerto Rico - 1.3
Japan - 1.1
Canada - 0.5
Grand Cayman (UK Overseas Ter) - 0.4
Chile - 0.4
Greece - 0.3
United Kingdom - 0.3
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.6
Bancorp Inc/The	1.4
HEICO Corp Class A	1.4
Popular Inc	1.3
Carlisle Cos Inc	1.3
XPO Inc	1.3
Esab Corp	1.2
Somnigroup International Inc	1.1
SLM Corp	1.1
ITT Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915894.101    484-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class Z : FZADX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.60%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Information Technology	19.3
Financials	18.4
Communication Services	10.7
Energy	8.5
Health Care	5.8
Consumer Staples	5.7
Consumer Discretionary	4.4
Utilities	3.0
Real Estate	1.8
Materials	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Canada - 4.2
United Kingdom - 1.8
Taiwan - 1.6
Brazil - 0.5
Norway - 0.5
Denmark - 0.4
Zambia - 0.3
Netherlands - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.3
Microsoft Corp	5.8
Meta Platforms Inc Class A	4.7
Alphabet Inc Class A	4.2
Boeing Co	3.7
GE Vernova Inc	2.7
Brookfield Corp Class A (United States)	2.4
Broadcom Inc	2.4
Wells Fargo & Co	2.1
Bank of America Corp	1.9
36.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915904.101    2529-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class M : FAGOX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.11%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.0
Communication Services	22.4
Consumer Discretionary	9.8
Financials	5.6
Industrials	5.5
Health Care	3.3
Consumer Staples	3.1
Utilities	2.2
Real Estate	0.7
Materials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Preferred Stocks - 2.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Taiwan - 1.6
Singapore - 1.3
Germany - 0.8
United Kingdom - 0.5
Netherlands - 0.5
India - 0.4
Canada - 0.3
Estonia - 0.2
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Microsoft Corp	9.0
Meta Platforms Inc Class A	6.8
Amazon.com Inc	5.2
Apple Inc	4.7
Broadcom Inc	4.4
Alphabet Inc Class C	3.9
Netflix Inc	2.6
Roku Inc Class A	2.6
Visa Inc Class A	2.2
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915860.101    223-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class M : FALGX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.35%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Industrials	19.5
Financials	16.9
Health Care	10.0
Communication Services	9.7
Energy	7.8
Consumer Staples	4.3
Consumer Discretionary	3.0
Materials	1.5
Utilities	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 1.9
Germany - 1.3
Zambia - 1.2
Netherlands - 0.8
Belgium - 0.7
United Kingdom - 0.7
France - 0.6
Taiwan - 0.5
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
Wells Fargo & Co	6.3
NVIDIA Corp	6.1
GE Aerospace	6.0
GE Vernova Inc	4.2
Boeing Co	4.0
Exxon Mobil Corp	3.9
Meta Platforms Inc Class A	3.3
Bank of America Corp	2.6
Apple Inc	2.2
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915900.101    534-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class A : FAVAX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.86%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.6
Health Care	14.7
Industrials	12.9
Consumer Staples	11.7
Energy	8.7
Information Technology	6.6
Utilities	5.2
Consumer Discretionary	4.7
Communication Services	3.5
Materials	3.3
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
United Kingdom - 4.1
Canada - 2.6
Korea (South) - 0.4
Germany - 0.4
France - 0.2
Sweden - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.8
Bank of America Corp	3.1
The Travelers Companies, Inc.	3.1
Chubb Ltd	2.7
Cigna Group/The	2.7
JPMorgan Chase & Co	2.6
Wells Fargo & Co	2.4
Cisco Systems Inc	2.3
Deere & Co	2.1
Centene Corp	2.1
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915856.101    879-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class A : FSOAX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.99%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.3
Consumer Discretionary	11.3
Information Technology	7.3
Energy	6.6
Utilities	6.6
Health Care	6.4
Real Estate	6.2
Materials	6.2
Consumer Staples	5.8
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.4
Puerto Rico - 1.0
Spain - 0.9
Zambia - 0.8
Portugal - 0.7
Switzerland - 0.6

TOP HOLDINGS (% of Fund's net assets)
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.6
CVS Health Corp	1.5
Molina Healthcare Inc	1.5
Ventas Inc	1.4
Prologis Inc	1.4
Allison Transmission Holdings Inc	1.3
LPL Financial Holdings Inc	1.3
SLM Corp	1.3
First Solar Inc	1.3
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915839.101    266-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Series Growth Opportunities Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Series Growth Opportunities Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)(d)	126	163,052
CANADA - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (c)	21,700	2,326,674
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	8,116	1,321,609
GERMANY - 0.8%
Information Technology - 0.8%
Software - 0.8%
SAP SE	24,500	7,411,744
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(d)	129,260	441,565
IRELAND - 0.2%
Information Technology - 0.2%
Software - 0.2%
Circle Internet Financial LLC	53,240	1,384,240
Circle Internet Financial LLC	5,401	140,426

TOTAL IRELAND		1,524,666
ISRAEL - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (c)	1,383	205,998
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	1,910	0
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	2,746	0
		0
TOTAL ISRAEL		205,998
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (c)	8,127	4,658,884
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (c)	81,440	13,060,533
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	84,100	16,258,212
UNITED KINGDOM - 0.5%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	244,400	852,867
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	1,106	973,723
TOTAL FINANCIALS		1,826,590

Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC ADR	235,800	2,737,638
TOTAL UNITED KINGDOM		4,564,228
UNITED STATES - 89.4%
Communication Services - 21.3%
Diversified Telecommunication Services - 0.5%
AT&T Inc	163,500	4,545,300
Entertainment - 5.9%
Netflix Inc (c)	19,200	23,178,816
ROBLOX Corp Class A (c)	58,600	5,097,028
Roku Inc Class A (c)	348,036	25,218,689
Spotify Technology SA (c)	100	66,514
		53,561,047
Interactive Media & Services - 13.2%
Alphabet Inc Class C	257,760	44,553,816
Epic Games Inc (b)(c)(d)	2,200	1,483,086
Meta Platforms Inc Class A	107,189	69,403,806
Reddit Inc Class A (c)	44,100	4,954,635
		120,395,343
Media - 0.1%
MNTN Inc (e)	28,106	709,113
Wireless Telecommunication Services - 1.6%
T-Mobile US Inc	61,224	14,828,453
TOTAL COMMUNICATION SERVICES		194,039,256

Consumer Discretionary - 11.2%
Automobiles - 0.2%
Neutron Holdings Inc (b)(c)(d)	77,208	4,833
Rad Power Bikes Inc (b)(c)(d)	13,874	1,248
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	18,888	3,589
Rivian Automotive Inc Class A (c)	1,000	14,530
Tesla Inc (c)	4,960	1,718,442
		1,742,642
Broadline Retail - 7.0%
Amazon.com Inc (c)	308,780	63,302,988
Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings Inc	7,300	1,813,612
Sonder Holdings Inc Stage 1 rights (b)(c)	1,133	0
Sonder Holdings Inc Stage 2 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 3 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 4 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,132	0
Starbucks Corp	40,400	3,391,580
Yum! Brands Inc	1,900	273,486
		5,478,678
Specialty Retail - 3.4%
Carvana Co Class A (c)	52,500	17,175,900
Lowe's Cos Inc	33,200	7,494,236
O'Reilly Automotive Inc (c)	4,900	6,700,750
		31,370,886
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(c)(d)	174,908	426,776
TOTAL CONSUMER DISCRETIONARY		102,321,970

Consumer Staples - 3.2%
Beverages - 1.0%
Coca-Cola Co/The (f)	132,100	9,524,410
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	4,000	88,920
BJ's Wholesale Club Holdings Inc (c)	77,100	8,728,491
Costco Wholesale Corp	5,100	5,304,918
Walmart Inc	46,500	4,590,480
		18,712,809
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	836,067	1,020,002
JUUL Labs Inc Class B (b)(c)(d)	709	865
Philip Morris International Inc	600	108,354
		1,129,221
TOTAL CONSUMER STAPLES		29,366,440

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxon Mobil Corp	7,300	746,789
Financials - 5.2%
Capital Markets - 0.7%
Blue Owl Capital Inc Class A	52,600	982,568
Charles Schwab Corp/The	30,100	2,659,034
LPL Financial Holdings Inc	7,500	2,903,700
		6,545,302
Financial Services - 3.0%
Apollo Global Management Inc	33,400	4,365,046
Fiserv Inc (c)	5,500	895,345
Mastercard Inc Class A	2,800	1,639,680
Visa Inc Class A	56,226	20,533,173
		27,433,244
Insurance - 1.5%
Arthur J Gallagher & Co	13,700	4,759,928
Progressive Corp/The	31,700	9,032,281
		13,792,209
TOTAL FINANCIALS		47,770,755

Health Care - 2.3%
Biotechnology - 1.2%
AbbVie Inc	15,000	2,791,650
Alnylam Pharmaceuticals Inc (c)	9,663	2,942,964
Cytokinetics Inc (c)	53,641	1,663,944
Nuvalent Inc Class A (c)	15,000	1,119,150
Vaxcyte Inc (c)	54,302	1,764,272
Viking Therapeutics Inc (c)(f)	37,278	999,050
		11,281,030
Health Care Equipment & Supplies - 1.0%
Blink Health LLC Class A1 (b)(c)(d)	2,573	85,218
Boston Scientific Corp (c)	85,501	8,999,835
		9,085,053
Health Care Providers & Services - 0.0%
Humana Inc	600	139,878
Pharmaceuticals - 0.1%
Structure Therapeutics Inc ADR (c)	24,000	522,240
TOTAL HEALTH CARE		21,028,201

Industrials - 4.2%
Aerospace & Defense - 0.7%
Axon Enterprise Inc (c)	4,100	3,076,476
GE Aerospace	5,700	1,401,687
Relativity Space Inc (b)(c)	503	568
Space Exploration Technologies Corp (b)(c)(d)	5,383	995,855
Space Exploration Technologies Corp Class C (b)(c)(d)	1,006	186,110
TransDigm Group Inc	600	881,058
		6,541,754
Building Products - 1.8%
Builders FirstSource Inc (c)	150,200	16,173,536
Ground Transportation - 1.1%
Uber Technologies Inc (c)	114,876	9,667,964
Passenger Airlines - 0.1%
United Airlines Holdings Inc (c)	11,500	913,618
Professional Services - 0.4%
Automatic Data Processing Inc	12,300	4,004,019
Trading Companies & Distributors - 0.1%
QXO Inc	52,500	892,500
TOTAL INDUSTRIALS		38,193,391

Information Technology - 39.0%
Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd (c)	424,847	17,971,028
IT Services - 1.1%
CoreWeave Inc Class A (e)	15,740	1,752,019
CoreWeave Inc Class A (c)(f)	5,300	589,943
CoreWeave Inc Class A (b)(e)	566	63,258
IBM Corporation	28,400	7,357,304
		9,762,524
Semiconductors & Semiconductor Equipment - 17.2%
Advanced Micro Devices Inc (c)	54,300	6,012,639
Astera Labs Inc (c)	8,800	798,336
Broadcom Inc	170,300	41,224,521
Micron Technology Inc	9,900	935,154
NVIDIA Corp	793,860	107,274,302
		156,244,952
Software - 14.1%
AppLovin Corp Class A (c)	46,000	18,078,000
Celestial AI Inc (b)(d)	253	4,215
Datadog Inc Class A (c)	33,100	3,901,828
Microsoft Corp	190,383	87,644,718
Monday.com Ltd (c)	4,300	1,279,207
OpenAI Global LLC rights (b)(c)(d)	166,062	244,111
Oracle Corp	33,800	5,594,914
Palantir Technologies Inc Class A (c)	60,600	7,985,868
Samsara Inc Class A (c)	32,300	1,503,242
Servicenow Inc (c)	1,768	1,787,607
Stripe Inc Class B (b)(c)(d)	2,500	88,750
		128,112,460
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	209,613	42,100,771
TOTAL INFORMATION TECHNOLOGY		354,191,735

Real Estate - 0.7%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (c)	35,600	2,389,116
Specialized REITs - 0.4%
American Tower Corp	16,800	3,606,120
TOTAL REAL ESTATE		5,995,236

Utilities - 2.2%
Electric Utilities - 1.5%
Constellation Energy Corp	16,500	5,051,475
NRG Energy Inc	42,900	6,688,110
PG&E Corp	131,900	2,226,472
		13,966,057
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	38,900	6,246,173
TOTAL UTILITIES		20,212,230

TOTAL UNITED STATES		813,866,003
TOTAL COMMON STOCKS (Cost $409,913,786)		865,803,168

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	47,700	134,442
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	13,100	36,922
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(g)	454,745	589,168
		760,532
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	4,439	3,081
TOTAL UNITED STATES		763,613
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $519,984)		763,613

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	600	33,029
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	4,644	1,029,900
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	12,183	342,099
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	5,100	18,870
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	17,400	29,232
Xsight Labs Ltd Series E (b)(d)	13,731	109,848
Xsight Labs Ltd Series E1 (b)(d)	6,366	50,928
		190,008
TOTAL ISRAEL		208,878
UNITED STATES - 2.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,387,600	86,864
Rad Power Bikes Inc Series A (b)(c)(d)	1,809	163
Rad Power Bikes Inc Series C (b)(c)(d)	7,117	1,637
Rad Power Bikes Inc Series D (b)(c)(d)	12,697	4,698
Waymo LLC Series A2 (b)(c)(d)	2,896	203,241
Waymo LLC Series C2 (b)(d)	4,115	338,500
		635,103
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	2,400	90,312
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	70,175	85,614
JUUL Labs Inc Series D (b)(c)(d)	938	1,144
		86,758
TOTAL CONSUMER STAPLES		177,070

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	2,264	162,329
Tenstorrent Holdings Inc Series D1 (b)(d)	4,112	312,964
		475,293
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	15,631	517,699
Blink Health LLC Series D (b)(d)	2,983	98,797
		616,496
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	5,837	206,688
TOTAL HEALTH CARE		823,184

Industrials - 1.5%
Aerospace & Defense - 1.3%
Anduril Industries Inc Series F (b)(d)	22,366	914,322
Anduril Industries Inc Series G (b)(d)	5,600	228,928
Space Exploration Technologies Corp Series I (b)(c)(d)	3,290	6,086,501
Space Exploration Technologies Corp Series N (b)(c)(d)	2,559	4,734,150
		11,963,901
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)	8,269	283,461
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	15,188	1,442,252
Beta Technologies Inc Series C, 6% (b)(d)	1,300	126,685
		1,568,937
TOTAL INDUSTRIALS		13,816,299

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	12,100	53,119
Enevate Corp Series E (b)(c)(d)	285,844	88,612
Vast Data Ltd Series A (b)(c)(d)	2,512	55,013
Vast Data Ltd Series A1 (b)(c)(d)	6,183	135,408
Vast Data Ltd Series A2 (b)(c)(d)	7,112	155,753
Vast Data Ltd Series B (b)(c)(d)	5,659	123,932
Vast Data Ltd Series C (b)(c)(d)	165	3,613
Vast Data Ltd Series E (b)(c)(d)	5,408	118,435
		733,885
IT Services - 0.1%
Gupshup Inc (b)(c)(d)	17,900	116,887
X.Ai Holdings Corp Series C (b)(d)	22,286	814,776
Yanka Industries Inc Series E (b)(c)(d)	19,716	55,993
Yanka Industries Inc Series F (b)(c)(d)	13,160	59,484
		1,047,140
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	40,700	238,502
SiMa Technologies Inc Series B1 (b)(c)(d)	5,810	40,321
		278,823
Software - 0.4%
Anthropic PBC Series D (b)(c)(d)	2,890	191,752
Anthropic PBC Series E (b)(d)	1,200	76,284
Celestial AI Inc Series A (b)(d)	1,616	26,922
Celestial AI Inc Series B (b)(d)	1,216	20,258
Celestial AI Inc Series C1 (b)(d)	4,874	81,201
Crusoe Energy Systems LLC Series D (b)(d)	11,055	355,529
Databricks Inc Series G (b)(c)(d)	6,600	678,480
Databricks Inc Series I (b)(c)(d)	104	10,691
Databricks Inc Series J (b)(d)	810	83,268
Lyte Ai Inc Series B (b)(d)	12,300	132,470
MOLOCO Inc Series A (b)(c)(d)	11,676	780,891
Runway AI Inc Series D (b)(d)	29,650	341,865
Stripe Inc Series H (b)(c)(d)	5,729	203,380
		2,982,991
TOTAL INFORMATION TECHNOLOGY		5,042,839

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	23,194	575,443
TOTAL UNITED STATES		21,545,231
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,569,725)		23,159,137

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	18,888	16,929
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(h)	15,885	7,919
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	46,576	48,321
TOTAL INFORMATION TECHNOLOGY		56,240

TOTAL UNITED STATES		73,169
TOTAL PREFERRED SECURITIES (Cost $81,349)		73,169

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	23,938,476	23,943,264
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	1,671,006	1,671,173
TOTAL MONEY MARKET FUNDS (Cost $25,614,437)			25,614,437

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $449,699,281)	915,413,524
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,007,253)
NET ASSETS - 100.0%	911,406,271

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,971,784 or 3.4% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,524,390 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/22	290,767

Anduril Industries Inc Series F	8/07/24	486,161

Anduril Industries Inc Series G	4/17/25	228,944

Anthropic PBC Series D	5/31/24	86,713

Anthropic PBC Series E	2/14/25	67,304

Beta Technologies Inc Series A	4/09/21	1,112,825

Beta Technologies Inc Series C, 6%	10/24/24	148,811

Blink Health LLC Class A1	12/30/20 - 6/17/24	76,056

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Blink Health LLC Series D	6/17/24 - 6/25/24	125,286

Bombas LLC	2/16/21 - 11/12/21	830,401

ByteDance Ltd Series E1	11/18/20	508,862

Canva Inc Class A	12/23/24	161,291

Celestial AI Inc	2/25/25	3,748

Celestial AI Inc Series A	2/25/25	23,942

Celestial AI Inc Series B	2/25/25	18,016

Celestial AI Inc Series C1	2/25/25	84,955

Cellink Corp Series D	1/20/22	251,969

Crusoe Energy Systems LLC Series D	12/10/24	322,495

Databricks Inc Series G	2/01/21	390,209

Databricks Inc Series I	9/14/23	7,644

Databricks Inc Series J	12/17/24	74,925

Diamond Foundry Inc Series C	3/15/21	556,656

Element Labs Inc Series A	2/11/25	18,812

Enevate Corp 10% 5/12/2199	11/12/24	4,439

Enevate Corp 6%	11/02/23 - 10/31/24	15,885

Enevate Corp Series E	1/29/21	316,911

Epic Games Inc	7/13/20 - 3/29/21	1,730,000

GoBrands Inc Series G	3/02/21	599,322

Gupshup Inc	6/08/21	409,287

JUUL Labs Inc Class A	2/23/24	848,583

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15	0

JUUL Labs Inc Series D	6/25/18	0

Lenskart Solutions Pvt Ltd	4/30/24	356,216

Lyte Ai Inc Series B	8/13/24	156,039

MOLOCO Inc Series A	6/26/23	700,560

Neutron Holdings Inc	2/04/21	772

Neutron Holdings Inc 4% 5/22/2027	6/04/20	47,700

Neutron Holdings Inc 4% 6/12/2027	6/12/20	13,100

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	454,745

Neutron Holdings Inc Series 1C	7/03/18	253,709

OpenAI Global LLC rights	9/30/24	166,062

Oura Health Oy Series D	12/18/24	312,981

Rad Power Bikes Inc	1/21/21	66,926

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	18,888

Rad Power Bikes Inc Series A	1/21/21	8,726

Rad Power Bikes Inc Series C	1/21/21	34,331

Rad Power Bikes Inc Series D	9/17/21	121,686

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Revolut Group Holdings Ltd	12/27/24	961,978

Runway AI Inc Series D	9/06/24	321,459

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	46,576

SiMa Technologies Inc Series B	5/10/21	208,685

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	41,198

Space Exploration Technologies Corp	2/16/21 - 12/09/24	394,134

Space Exploration Technologies Corp Class C	7/01/24 - 12/09/24	140,631

Space Exploration Technologies Corp Series I	4/05/18	556,010

Space Exploration Technologies Corp Series N	8/04/20	690,930

Starling Bank Ltd Class D	6/18/21 - 4/05/22	468,193

Stripe Inc Class B	5/18/21	100,321

Stripe Inc Series H	3/15/21 - 5/25/23	229,876

Taalas Inc Series B	2/19/25	32,948

Tenstorrent Holdings Inc Series C1	4/23/21	134,645

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	324,134

Vast Data Ltd Series A	11/28/23	27,632

Vast Data Ltd Series A1	11/28/23	68,013

Vast Data Ltd Series A2	11/28/23	78,232

Vast Data Ltd Series B	11/28/23	62,249

Vast Data Ltd Series C	11/28/23	1,815

Vast Data Ltd Series E	11/28/23	118,976

Waymo LLC Series A2	5/08/20	248,671

Waymo LLC Series C2	10/18/24	321,798

X.Ai Holdings Corp Series C	11/22/24	482,492

Xsight Labs Ltd Series D	2/16/21	139,130

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	109,846

Xsight Labs Ltd Series E1	1/11/24	50,903

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/31/24	0

Yanka Industries Inc Series E	5/15/20	238,154

Yanka Industries Inc Series F	4/08/21	419,499

Zipline International Inc Series G	6/07/24	346,854

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,052,645	102,150,544	80,259,925	71,664	-	-	23,943,264	23,938,476	0.0%
Fidelity Securities Lending Cash Central Fund	11,067,048	28,647,192	38,043,067	6,259	-	-	1,671,173	1,671,006	0.0%
Total	13,119,693	130,797,736	118,302,992	77,923	-	-	25,614,437

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	207,099,789	205,616,703	-	1,483,086
Consumer Discretionary	102,763,535	101,885,524	-	878,011
Consumer Staples	29,366,440	28,345,573	-	1,020,867
Energy	746,789	746,789	-	-
Financials	49,597,345	47,770,755	-	1,826,590
Health Care	27,008,694	26,923,476	-	85,218
Industrials	40,931,029	39,748,496	-	1,182,533
Information Technology	382,082,081	372,582,285	8,936,410	563,386
Real Estate	5,995,236	5,995,236	-	-
Utilities	20,212,230	20,212,230	-	-

Convertible Corporate Bonds
Consumer Discretionary	760,532	-	-	760,532
Information Technology	3,081	-	-	3,081

Convertible Preferred Stocks
Communication Services	1,029,900	-	-	1,029,900
Consumer Discretionary	635,103	-	-	635,103
Consumer Staples	177,070	-	-	177,070
Financials	475,293	-	-	475,293
Health Care	1,165,283	-	-	1,165,283
Industrials	13,835,169	-	-	13,835,169
Information Technology	5,265,876	-	-	5,265,876
Materials	575,443	-	-	575,443

Preferred Securities
Consumer Discretionary	16,929	-	-	16,929
Information Technology	56,240	-	-	56,240

Money Market Funds	25,614,437	25,614,437	-	-
Total Investments in Securities:	915,413,524	875,441,504	8,936,410	31,035,610
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Common Stocks	7,353,031	(898,469)	1,501,147	1,201,017	(466,877)	-	-	(1,650,158)	7,039,691	875,463
Convertible Preferred Stocks	17,919,364	(1,271,244)	5,673,165	1,483,315	(645,463)	-	-	-	23,159,137	3,441,751
Convertible Corporate Bonds	658,253	(40,971)	129,895	16,436	-	-	-	-	763,613	88,925
Preferred Securities	108,794	-	(38,895)	3,270	-	-	-	-	73,169	(38,895)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,636,464) - See accompanying schedule:
Unaffiliated issuers (cost $424,084,844)	$889,799,087
Fidelity Central Funds (cost $25,614,437)	25,614,437

Total Investment in Securities (cost $449,699,281)		$915,413,524
Foreign currency held at value (cost $451)		454
Receivable for investments sold		48,895,465
Dividends receivable		363,066
Interest receivable		15,852
Distributions receivable from Fidelity Central Funds		25,808
Receivable from investment adviser for expense reductions		1,891
Other receivables		6,419
Total assets		964,722,479
Liabilities
Payable for fund shares redeemed	$51,625,177
Other payables and accrued expenses	18,806
Collateral on securities loaned	1,672,225
Total liabilities		53,316,208
Net Assets		$911,406,271
Net Assets consist of:
Paid in capital		$362,960,175
Total accumulated earnings (loss)		548,446,096
Net Assets		$911,406,271
Net Asset Value, offering price and redemption price per share ($911,406,271 ÷ 55,036,854 shares)		$16.56
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$1,825,586
Interest		7,580
Income from Fidelity Central Funds (including $6,259 from security lending)		77,923
Total income		1,911,089
Expenses
Custodian fees and expenses	$26,746
Independent trustees' fees and expenses	1,924
Total expenses before reductions	28,670
Expense reductions	(13,181)
Total expenses after reductions		15,489
Net Investment income (loss)		1,895,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	83,436,126
Foreign currency transactions	(2,607)
Total net realized gain (loss)		83,433,519
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,843)	(73,564,000)
Assets and liabilities in foreign currencies	487
Total change in net unrealized appreciation (depreciation)		(73,563,513)
Net gain (loss)		9,870,006
Net increase (decrease) in net assets resulting from operations		$11,765,606
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,895,600	$3,501,067
Net realized gain (loss)	83,433,519	127,361,892
Change in net unrealized appreciation (depreciation)	(73,563,513)	212,661,062
Net increase (decrease) in net assets resulting from operations	11,765,606	343,524,021
Distributions to shareholders	(76,472,062)	(2,668,623)

Share transactions
Proceeds from sales of shares	112,863,756	137,553,536
Reinvestment of distributions	76,462,470	2,668,345
Cost of shares redeemed	(163,892,323)	(303,113,224)

Net increase (decrease) in net assets resulting from share transactions	25,433,903	(162,891,343)
Total increase (decrease) in net assets	(39,272,553)	177,964,055

Net Assets
Beginning of period	950,678,824	772,714,769
End of period	$911,406,271	$950,678,824

Other Information
Shares
Sold	7,281,454	9,007,908
Issued in reinvestment of distributions	4,448,079	213,810
Redeemed	(10,000,747)	(19,762,345)
Net increase (decrease)	1,728,786	(10,540,627)

Financial Highlights
Fidelity Advisor® Series Growth Opportunities Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.83	$12.10	$9.63	$18.67	$20.55	$16.27
Income from Investment Operations
Net investment income (loss) A,B	.03	.06	.05	.06	.06	.08
Net realized and unrealized gain (loss)	.15	5.71	2.47	(4.79)	3.39	7.91
Total from investment operations	.18	5.77	2.52	(4.73)	3.45	7.99
Distributions from net investment income	(.08)	(.04)	(.05)	(.06)	(.11)	(.13)
Distributions from net realized gain	(1.37)	-	-	(4.25)	(5.22)	(3.59)
Total distributions	(1.45)	(.04)	(.05)	(4.31)	(5.33)	(3.71) C
Net asset value, end of period	$16.56	$17.83	$12.10	$9.63	$18.67	$20.55
Total Return D,E	.70%	47.85%	26.28%	(32.42)%	21.11%	63.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % H,I	.01%	.01%	-% I	-% I	.01%
Expenses net of all reductions, if any	-% H,I	.01%	.01%	-% I	-% I	.01%
Net investment income (loss)	.42% H	.39%	.47%	.57%	.35%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$911,406	$950,679	$772,715	$703,677	$776,073	$713,285
Portfolio turnover rate J	101 % H	67%	69%	97%	84%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$7,039,691	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise value/Net income (EV/NI)	15.8 - 16.5 / 16.1	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 32.6 / 6.0	Increase
		Market approach	Transaction price	$4.63	Increase
		Black scholes	Discount rate	2.6% - 4.3% / 4.3%	Increase
			Term	2.1 - 5.0 / 2.4	Increase
			Volatility	50.0% - 80.0% / 58.6%	Increase
Convertible Corporate Bonds	$763,613	Market comparable	Discount rate	29.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Discount rate	35.4%	Decrease
			Probability rate	0.0% - 35.0% / 21.7%	Increase
			Transaction price	$100.00	Increase
		Black scholes	Discount rate	4.3% - 5.0% / 4.3%	Increase
			Term	0.6	Increase
			Volatility	75.0% - 100.0% / 75.1%	Increase
Convertible Preferred Stocks	$23,159,137	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	11.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 39.4 / 11.6	Increase
		Market approach	Discount rate	80.0%	Decrease
			Premium rate	15.0%	Increase
			Transaction price	$1.10 - $78.20 / $24.42	Increase
		Black scholes	Discount rate	3.9% - 4.3% / 4.0%	Increase
			Term	2.0 - 5.0 / 3.0	Increase
			Volatility	55.0% - 100.0% / 72.3%	Increase
Preferred Securities	$73,169	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Discount rate	35.4% - 37.9% / 37.5%	Decrease
			Probability rate	0.0% - 50.0% / 34.4%	Increase
			Transaction price	$100.00	Increase
		Black scholes	Discount rate	4.3% - 5.0% / 4.4%	Increase
			Term	0.6 - 2.1 / 0.9	Increase
			Volatility	55.0% - 100.0% / 61.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$477,158,519
Gross unrealized depreciation	(15,005,668)
Net unrealized appreciation (depreciation)	$462,152,851
Tax cost	$453,260,673

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	454,915,932	522,479,894
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Growth Opportunities Fund	5,160

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Growth Opportunities Fund	48,657,707	49,668,838	8,886,139
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Growth Opportunities Fund	823	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $13,181.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Series Growth Opportunities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.967933.111
AXS3-SANN-0725
Fidelity Advisor® Small Cap Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Small Cap Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 4.2%
Energy - 0.6%
Energy Equipment & Services - 0.6%
CES Energy Solutions Corp	2,212,800	10,077,604
Financials - 0.9%
Capital Markets - 0.9%
TMX Group Ltd	397,600	16,070,880
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (a)	150,000	4,327,500
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc (United States)	111,900	9,626,757
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Kraken Robotics Inc (a)	3,043,100	5,321,849
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	103,300	12,460,584
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States)	468,167	18,525,368
TOTAL CANADA		76,410,542
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A (b)	779,760	9,934,142
ISRAEL - 1.6%
Information Technology - 1.6%
IT Services - 0.9%
Wix.com Ltd (a)	113,500	16,905,825
Semiconductors & Semiconductor Equipment - 0.7%
Nova Ltd (a)	57,389	12,259,438
TOTAL ISRAEL		29,165,263
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Allegro MicroSystems Inc (a)	567,700	14,391,195
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Merus NV (a)	59,900	3,358,593
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	343,026	1,715,130
THAILAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fabrinet (a)	122,700	28,573,149
UNITED KINGDOM - 1.9%
Communication Services - 0.4%
Media - 0.4%
4imprint Group PLC	166,300	7,954,283
Consumer Staples - 0.7%
Food Products - 0.7%
Nomad Foods Ltd	680,416	11,907,280
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	460,600	14,347,690
TOTAL UNITED KINGDOM		34,209,253
UNITED STATES - 89.0%
Communication Services - 0.9%
Entertainment - 0.0%
Vivid Seats Inc Class A (a)	460,380	718,193
Interactive Media & Services - 0.5%
Cars.com Inc (a)	818,500	8,389,625
Wireless Telecommunication Services - 0.4%
Gogo Inc (a)(b)	709,200	7,524,612
TOTAL COMMUNICATION SERVICES		16,632,430

Consumer Discretionary - 9.6%
Automobile Components - 1.6%
Patrick Industries Inc (b)	330,796	28,402,145
Diversified Consumer Services - 0.3%
Laureate Education Inc (a)	239,386	5,386,184
Hotels, Restaurants & Leisure - 0.9%
Brinker International Inc (a)	91,200	15,743,856
Household Durables - 2.2%
Champion Homes Inc (a)	156,886	10,260,344
Installed Building Products Inc (b)	87,200	13,906,656
Lovesac Co/The (a)	307,490	5,885,359
SharkNinja Inc (a)(b)	108,966	10,017,244
		40,069,603
Leisure Products - 0.4%
Brunswick Corp/DE (b)	159,000	8,048,580
Specialty Retail - 3.6%
Academy Sports & Outdoors Inc	307,805	12,592,303
Boot Barn Holdings Inc (a)	86,500	13,866,815
Group 1 Automotive Inc	37,900	16,066,568
Murphy USA Inc	55,800	23,814,882
		66,340,568
Textiles, Apparel & Luxury Goods - 0.6%
Crocs Inc (a)	109,721	11,191,542
TOTAL CONSUMER DISCRETIONARY		175,182,478

Consumer Staples - 3.6%
Beverages - 0.6%
Vita Coco Co Inc/The (a)	349,296	12,431,445
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings Inc (a)	78,630	8,901,702
Performance Food Group Co (a)	120,500	10,791,980
Sprouts Farmers Market Inc (a)	72,300	12,497,778
		32,191,460
Food Products - 1.2%
Simply Good Foods Co/The (a)	611,400	21,099,414
TOTAL CONSUMER STAPLES		65,722,319

Energy - 4.0%
Energy Equipment & Services - 1.8%
Cactus Inc Class A	145,000	5,945,000
Liberty Energy Inc Class A	1,595,400	18,490,686
Weatherford International PLC	207,300	9,038,280
		33,473,966
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (a)	550,300	20,608,735
Core Natural Resources Inc	158,800	11,004,840
Hess Midstream LP Class A (b)	242,048	8,955,776
		40,569,351
TOTAL ENERGY		74,043,317

Financials - 16.5%
Banks - 5.6%
Connectone Bancorp Inc	775,455	17,812,201
First Interstate BancSystem Inc Class A	586,800	15,931,620
Metropolitan Bank Holding Corp (a)(b)	254,082	16,431,483
Pinnacle Financial Partners Inc	164,600	17,493,688
SouthState Corp	259,500	22,784,100
TriCo Bancshares	284,600	11,355,540
		101,808,632
Capital Markets - 2.6%
Houlihan Lokey Inc Class A	56,000	9,782,080
Lazard Inc	224,400	9,738,960
Piper Sandler Cos	55,500	13,955,475
Stifel Financial Corp	140,400	13,228,488
		46,705,003
Consumer Finance - 2.5%
FirstCash Holdings Inc	251,400	32,156,574
PROG Holdings Inc	267,914	7,723,961
SLM Corp	209,800	6,791,226
		46,671,761
Financial Services - 3.0%
Essent Group Ltd (b)	396,023	22,969,334
Mr Cooper Group Inc (a)	250,100	32,395,453
		55,364,787
Insurance - 2.8%
Old Republic International Corp	287,000	10,848,600
Primerica Inc	94,000	25,436,400
Selective Insurance Group Inc	176,900	15,570,738
		51,855,738
TOTAL FINANCIALS		302,405,921

Health Care - 12.5%
Biotechnology - 3.8%
Arcellx Inc (a)	109,900	6,820,394
Astria Therapeutics Inc (a)	223,100	1,061,956
Avidity Biosciences Inc (a)(b)	171,700	5,319,266
Celldex Therapeutics Inc (a)	119,000	2,353,820
CG oncology Inc (a)	104,100	2,667,042
Cogent Biosciences Inc (a)	444,672	2,419,016
Crinetics Pharmaceuticals Inc (a)	201,000	6,132,510
Cytokinetics Inc (a)	210,600	6,532,812
Disc Medicine Inc (a)	72,424	3,380,752
Legend Biotech Corp ADR (a)	98,600	2,854,470
Madrigal Pharmaceuticals Inc (a)(b)	24,700	6,798,922
Perspective Therapeutics Inc (a)	211,300	543,041
Soleno Therapeutics Inc (a)	81,300	5,963,355
Ultragenyx Pharmaceutical Inc (a)	123,100	4,189,093
Vaxcyte Inc (a)	167,700	5,448,573
Viking Therapeutics Inc (a)(b)	162,000	4,341,600
Viridian Therapeutics Inc (a)	156,600	2,179,872
		69,006,494
Health Care Equipment & Supplies - 4.3%
Haemonetics Corp (a)	150,700	10,203,897
Lantheus Holdings Inc (a)(b)	190,900	14,424,404
Masimo Corp (a)	121,800	19,792,500
Merit Medical Systems Inc (a)	164,800	15,660,944
Pulmonx Corp (a)	818,800	2,783,920
TransMedics Group Inc (a)(b)	117,900	14,987,448
		77,853,113
Health Care Providers & Services - 4.2%
Acadia Healthcare Co Inc (a)	426,900	9,665,016
Chemed Corp	31,200	17,935,008
Ensign Group Inc/The	252,700	37,212,602
Option Care Health Inc (a)	259,637	8,484,937
Pennant Group Inc/The (a)	140,014	4,019,802
		77,317,365
Pharmaceuticals - 0.2%
Enliven Therapeutics Inc (a)	135,700	2,411,389
Structure Therapeutics Inc ADR (a)	96,300	2,095,488
		4,506,877
TOTAL HEALTH CARE		228,683,849

Industrials - 19.2%
Building Products - 2.5%
AAON Inc	101,200	9,744,548
AZZ Inc	155,800	14,129,502
Simpson Manufacturing Co Inc	144,600	22,514,220
		46,388,270
Commercial Services & Supplies - 1.2%
Brink's Co/The	196,860	16,154,332
Pursuit Attractions and Hospitality Inc (a)	253,400	7,067,326
		23,221,658
Construction & Engineering - 3.9%
Construction Partners Inc Class A (a)	159,700	16,718,993
IES Holdings Inc (a)	88,400	22,953,944
Sterling Infrastructure Inc (a)	164,100	30,852,441
		70,525,378
Electrical Equipment - 1.6%
NEXTracker Inc Class A (a)	359,800	20,397,062
Thermon Group Holdings Inc (a)	333,600	8,653,584
		29,050,646
Machinery - 3.9%
Federal Signal Corp	167,600	15,766,132
REV Group Inc	502,600	18,842,474
SPX Technologies Inc (a)	130,800	19,893,372
Terex Corp	353,400	15,906,534
		70,408,512
Professional Services - 2.5%
ExlService Holdings Inc (a)	478,300	21,997,017
KBR Inc	445,400	23,245,426
		45,242,443
Trading Companies & Distributors - 3.6%
Applied Industrial Technologies Inc	81,700	18,506,684
FTAI Aviation Ltd	82,000	9,606,300
GMS Inc (a)	267,818	20,281,857
Rush Enterprises Inc Class A	342,791	17,019,573
		65,414,414
TOTAL INDUSTRIALS		350,251,321

Information Technology - 10.1%
Electronic Equipment, Instruments & Components - 5.8%
Advanced Energy Industries Inc (b)	196,900	22,600,182
Belden Inc	147,100	15,622,020
Insight Enterprises Inc (a)	157,872	20,584,930
Sanmina Corp (a)	240,700	20,384,883
TD SYNNEX Corp	202,841	24,612,727
		103,804,742
IT Services - 0.5%
ASGN Inc (a)	183,900	9,711,759
Semiconductors & Semiconductor Equipment - 1.4%
Diodes Inc (a)	209,500	9,301,800
MACOM Technology Solutions Holdings Inc (a)	140,000	17,025,400
		26,327,200
Software - 2.4%
Agilysys Inc (a)	141,900	15,028,629
Five9 Inc (a)	127,500	3,380,025
SPS Commerce Inc (a)	105,700	14,878,332
Tenable Holdings Inc (a)	334,000	10,761,480
		44,048,466
TOTAL INFORMATION TECHNOLOGY		183,892,167

Materials - 7.0%
Chemicals - 1.8%
Element Solutions Inc	1,057,200	22,602,936
Hawkins Inc	76,400	10,198,636
		32,801,572
Construction Materials - 1.1%
Eagle Materials Inc	101,600	20,544,536
Metals & Mining - 4.1%
Carpenter Technology Corp	144,900	34,051,500
Commercial Metals Co	562,900	26,225,511
Constellium SE (a)	1,209,600	14,684,544
		74,961,555
TOTAL MATERIALS		128,307,663

Real Estate - 4.3%
Diversified REITs - 1.3%
Essential Properties Realty Trust Inc	725,601	23,582,033
Health Care REITs - 1.0%
CareTrust REIT Inc	611,200	17,578,112
Retail REITs - 1.5%
Acadia Realty Trust	742,800	14,306,328
Urban Edge Properties	686,600	12,468,656
		26,774,984
Specialized REITs - 0.5%
Outfront Media Inc	664,400	10,975,888
TOTAL REAL ESTATE		78,911,017

Utilities - 1.3%
Gas Utilities - 1.3%
Southwest Gas Holdings Inc	331,900	23,840,377
TOTAL UNITED STATES		1,627,872,859
TOTAL COMMON STOCKS (Cost $1,507,183,403)		1,825,630,126

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	3,225,312	3,225,957
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	70,099,650	70,106,661
TOTAL MONEY MARKET FUNDS (Cost $73,332,618)			73,332,618

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $1,580,516,021)	1,898,962,744
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(70,313,973)
NET ASSETS - 100.0%	1,828,648,771

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,445,256	232,637,230	282,856,529	326,126	-	-	3,225,957	3,225,312	0.0%
Fidelity Securities Lending Cash Central Fund	119,495,964	345,853,328	395,242,631	20,990	-	-	70,106,661	70,099,650	0.2%
Total	172,941,220	578,490,558	678,099,160	347,116	-	-	73,332,618

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	26,301,843	26,301,843	-	-
Consumer Discretionary	175,182,478	175,182,478	-	-
Consumer Staples	77,629,599	77,629,599	-	-
Energy	98,468,611	98,468,611	-	-
Financials	328,410,943	328,410,943	-	-
Health Care	236,369,942	236,369,942	-	-
Industrials	359,878,078	359,878,078	-	-
Information Technology	261,343,623	261,343,623	-	-
Materials	128,307,663	128,307,663	-	-
Real Estate	91,371,601	91,371,601	-	-
Utilities	42,365,745	42,365,745	-	-

Money Market Funds	73,332,618	73,332,618	-	-
Total Investments in Securities:	1,898,962,744	1,898,962,744	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,125,438) - See accompanying schedule:
Unaffiliated issuers (cost $1,507,183,403)	$1,825,630,126
Fidelity Central Funds (cost $73,332,618)	73,332,618

Total Investment in Securities (cost $1,580,516,021)		$1,898,962,744
Foreign currency held at value (cost $788,878)		802,844
Receivable for fund shares sold		557,102
Dividends receivable		2,270,361
Distributions receivable from Fidelity Central Funds		36,527
Prepaid expenses		293
Other receivables		18,760
Total assets		1,902,648,631
Liabilities
Payable to custodian bank	$774,419
Payable for fund shares redeemed	1,255,567
Accrued management fee	1,476,675
Distribution and service plan fees payable	347,206
Other payables and accrued expenses	41,993
Collateral on securities loaned	70,104,000
Total liabilities		73,999,860
Net Assets		$1,828,648,771
Net Assets consist of:
Paid in capital		$1,498,885,044
Total accumulated earnings (loss)		329,763,727
Net Assets		$1,828,648,771

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($693,114,465 ÷ 26,692,799 shares)(a)		$25.97
Maximum offering price per share (100/94.25 of $25.97)		$27.55
Class M :
Net Asset Value and redemption price per share ($416,891,565 ÷ 18,686,310 shares)(a)		$22.31
Maximum offering price per share (100/96.50 of $22.31)		$23.12
Class C :
Net Asset Value and offering price per share ($32,079,820 ÷ 2,255,283 shares)(a)		$14.22
Class I :
Net Asset Value, offering price and redemption price per share ($487,327,949 ÷ 15,852,736 shares)		$30.74
Class Z :
Net Asset Value, offering price and redemption price per share ($199,234,972 ÷ 6,423,764 shares)		$31.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$10,581,091
Income from Fidelity Central Funds (including $20,990 from security lending)		347,116
Total income		10,928,207
Expenses
Management fee
Basic fee	$7,944,202
Performance adjustment	922,890
Distribution and service plan fees	2,203,360
Custodian fees and expenses	24,689
Independent trustees' fees and expenses	4,266
Registration fees	46,584
Audit fees	31,895
Legal	2,462
Interest	9,587
Miscellaneous	15,265
Total expenses		11,205,200
Net Investment income (loss)		(276,993)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,901,277)
Redemptions in-kind	58,790,802
Foreign currency transactions	12,291
Futures contracts	(973,052)
Total net realized gain (loss)		38,928,764
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(335,820,146)
Assets and liabilities in foreign currencies	25,919
Total change in net unrealized appreciation (depreciation)		(335,794,227)
Net gain (loss)		(296,865,463)
Net increase (decrease) in net assets resulting from operations		$(297,142,456)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(276,993)	$(6,076,749)
Net realized gain (loss)	38,928,764	268,018,465
Change in net unrealized appreciation (depreciation)	(335,794,227)	330,536,270
Net increase (decrease) in net assets resulting from operations	(297,142,456)	592,477,986
Distributions to shareholders	(255,978,285)	(25,662,255)

Share transactions - net increase (decrease)	137,857,082	(46,675,004)
Total increase (decrease) in net assets	(415,263,659)	520,140,727

Net Assets
Beginning of period	2,243,912,430	1,723,771,703
End of period	$1,828,648,771	$2,243,912,430

Financial Highlights
Fidelity Advisor® Small Cap Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.14	$25.59	$26.67	$34.34	$26.09	$24.25
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.10)	(.10)	(.11)	(.17)	(.08)
Net realized and unrealized gain (loss)	(4.24)	9.03	.31	(4.04)	9.15	2.85
Total from investment operations	(4.25)	8.93	.21	(4.15)	8.98	2.77
Distributions from net investment income	(.48)	-	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.52)	(.73)	(.93)
Total distributions	(3.92)	(.38)	(1.29)	(3.52)	(.73)	(.93)
Net asset value, end of period	$25.97	$34.14	$25.59	$26.67	$34.34	$26.09
Total Return C,D,E	(13.21) %	35.21%	1.11%	(13.82)%	35.20%	11.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19% H	1.29%	1.36%	1.33%	1.22%	1.22%
Expenses net of fee waivers, if any	1.19 % H	1.29%	1.35%	1.32%	1.22%	1.22%
Expenses net of all reductions, if any	1.19% H	1.29%	1.35%	1.32%	1.22%	1.22%
Net investment income (loss)	(.06)% H	(.33)%	(.39)%	(.40)%	(.53)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$693,114	$839,815	$643,377	$676,037	$836,898	$638,177
Portfolio turnover rate I	26 % H,J	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.91	$22.52	$23.68	$30.88	$23.58	$22.06
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.15)	(.14)	(.15)	(.22)	(.12)
Net realized and unrealized gain (loss)	(3.69)	7.92	.27	(3.59)	8.25	2.57
Total from investment operations	(3.73)	7.77	.13	(3.74)	8.03	2.45
Distributions from net investment income	(.43)	-	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.46)	(.73)	(.93)
Total distributions	(3.87)	(.38)	(1.29)	(3.46)	(.73)	(.93)
Net asset value, end of period	$22.31	$29.91	$22.52	$23.68	$30.88	$23.58
Total Return C,D,E	(13.33) %	34.85%	.89%	(14.03)%	34.91%	11.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.44% H	1.53%	1.60%	1.57%	1.46%	1.45%
Expenses net of fee waivers, if any	1.44 % H	1.53%	1.59%	1.56%	1.46%	1.45%
Expenses net of all reductions, if any	1.44% H	1.53%	1.59%	1.56%	1.46%	1.45%
Net investment income (loss)	(.32)% H	(.58)%	(.63)%	(.64)%	(.77)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$416,892	$515,939	$428,022	$477,111	$618,821	$503,474
Portfolio turnover rate I	26 % H,J	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.62	$15.71	$17.02	$23.16	$17.96	$17.11
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.20)	(.19)	(.21)	(.29)	(.18)
Net realized and unrealized gain (loss)	(2.47)	5.49	.17	(2.56)	6.22	1.96
Total from investment operations	(2.53)	5.29	(.02)	(2.77)	5.93	1.78
Distributions from net investment income	(.43)	-	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.37)	(.73)	(.93)
Total distributions	(3.87)	(.38)	(1.29)	(3.37)	(.73)	(.93)
Net asset value, end of period	$14.22	$20.62	$15.71	$17.02	$23.16	$17.96
Total Return C,D,E	(13.58) %	34.16%	.32%	(14.51)%	34.12%	10.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.94% H	2.03%	2.18%	2.15%	2.03%	2.04%
Expenses net of fee waivers, if any	1.94 % H	2.03%	2.17%	2.14%	2.03%	2.04%
Expenses net of all reductions, if any	1.94% H	2.03%	2.17%	2.14%	2.03%	2.03%
Net investment income (loss)	(.82)% H	(1.08)%	(1.21)%	(1.22)%	(1.34)%	(1.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$32,080	$43,204	$38,926	$50,464	$73,011	$81,465
Portfolio turnover rate I	26 % H,J	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.67	$29.60	$30.56	$38.84	$29.34	$27.09
Income from Investment Operations
Net investment income (loss) A,B	.03	(.03)	(.04)	(.05)	(.10)	(.02)
Net realized and unrealized gain (loss)	(4.98)	10.48	.37	(4.63)	10.33	3.20
Total from investment operations	(4.95)	10.45	.33	(4.68)	10.23	3.18
Distributions from net investment income	(.54)	-	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.60)	(.73)	(.93)
Total distributions	(3.98)	(.38)	(1.29)	(3.60)	(.73)	(.93)
Net asset value, end of period	$30.74	$39.67	$29.60	$30.56	$38.84	$29.34
Total Return C,D	(13.13) %	35.58%	1.37%	(13.61)%	35.57%	12.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94% G	1.04%	1.10%	1.08%	.97%	.96%
Expenses net of fee waivers, if any	.94 % G	1.04%	1.10%	1.07%	.96%	.95%
Expenses net of all reductions, if any	.94% G	1.04%	1.10%	1.07%	.96%	.95%
Net investment income (loss)	.19% G	(.09)%	(.14)%	(.15)%	(.27)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$487,328	$631,515	$434,482	$455,676	$518,832	$378,036
Portfolio turnover rate H	26 % G,I	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.02	$29.83	$30.74	$39.04	$29.45	$27.15
Income from Investment Operations
Net investment income (loss) A,B	.05	.02	- C	- C	(.05)	.01
Net realized and unrealized gain (loss)	(5.01)	10.55	.38	(4.65)	10.37	3.22
Total from investment operations	(4.96)	10.57	.38	(4.65)	10.32	3.23
Distributions from net investment income	(.60)	-	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.65)	(.73)	(.93)
Total distributions	(4.04)	(.38)	(1.29)	(3.65)	(.73)	(.93)
Net asset value, end of period	$31.02	$40.02	$29.83	$30.74	$39.04	$29.45
Total Return D,E	(13.05) %	35.71%	1.53%	(13.47)%	35.75%	12.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82% H	.89%	.96%	.93%	.83%	.81%
Expenses net of fee waivers, if any	.82 % H	.89%	.95%	.93%	.83%	.81%
Expenses net of all reductions, if any	.82% H	.89%	.95%	.93%	.83%	.80%
Net investment income (loss)	.31% H	.06%	.01%	-% I	(.14)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$199,235	$213,439	$178,965	$254,115	$117,343	$79,261
Portfolio turnover rate J	26 % H,K	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$478,307,789
Gross unrealized depreciation	(180,978,658)
Net unrealized appreciation (depreciation)	$297,329,131
Tax cost	$1,601,633,613

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	284,842,694	252,865,122

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Small Cap Fund	3,012,048	58,790,802	98,945,783
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.85
Class C	.87
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.83
Class M	.83
Class C	.83
Class I	.83
Class Z	.71

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .09%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	912,405	18,757
Class M	.25%	.25%	1,109,974	7,238
Class C	.75%	.25%	180,981	18,771
			2,203,360	44,766

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	36,722
Class M	3,683
Class CA	179
40,584

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Small Cap Fund	12,313

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Small Cap Fund	Borrower	10,656,714	4.63%	9,587

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Small Cap Fund	3,143,218	28,073,873	(3,099,762)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Small Cap Fund	1,607
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Small Cap Fund	2,165	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Small Cap Fund	48,830
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Small Cap Fund
Distributions to shareholders
Class A	$96,110,946	$9,569,499
Class M	66,369,676	7,225,479
Class C	8,061,980	929,395
Class I	62,618,098	5,633,472
Class Z	22,817,585	2,304,410
Total	$255,978,285	$25,662,255
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Small Cap Fund
Class A
Shares sold	1,368,546	2,855,570	$37,541,165	$85,373,028
Reinvestment of distributions	3,300,397	323,464	91,751,039	9,179,901
Shares redeemed	(2,573,413)	(3,723,781)	(69,455,895)	(111,524,060)
Net increase (decrease)	2,095,530	(544,747)	$59,836,309	$(16,971,131)
Class M
Shares sold	975,979	1,848,191	$22,745,974	$49,024,049
Reinvestment of distributions	2,737,732	285,942	65,459,174	7,125,661
Shares redeemed	(2,275,068)	(3,895,445)	(52,907,729)	(102,576,032)
Net increase (decrease)	1,438,643	(1,761,312)	$35,297,419	$(46,426,322)
Class C
Shares sold	188,090	305,382	$2,938,909	$5,569,268
Reinvestment of distributions	519,014	53,353	7,930,534	920,881
Shares redeemed	(546,884)	(742,122)	(8,212,066)	(13,399,467)
Net increase (decrease)	160,220	(383,387)	$2,657,377	$(6,909,318)
Class I
Shares sold	4,958,715	5,212,253	$162,578,319	$183,626,969
Reinvestment of distributions	1,759,010	156,733	57,836,252	5,156,507
Shares redeemed	(6,785,725)	(4,125,929)	(217,580,490)	(142,963,926)
Net increase (decrease)	(68,000)	1,243,057	$2,834,081	$45,819,550
Class Z
Shares sold	1,576,523	2,830,058	$52,210,927	$99,399,654
Reinvestment of distributions	616,307	64,784	20,430,575	2,147,596
Shares redeemed	(1,102,274)	(3,561,868)	(35,409,606)	(123,735,033)
Net increase (decrease)	1,090,556	(667,026)	$37,231,896	$(22,187,783)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Small Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board noted that the total expense ratio of Class I of the fund ranked above the total peer group median due to the fund's positive performance adjustment. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the total expense ratio of Class I of the fund ranked below its asset-sized peer group median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.721218.126
ASCF-SANN-0725
Fidelity Advisor® Value Strategies Fund

Semi-Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Value Strategies Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 3.4%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc	320,900	14,941,895
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Imperial Oil Ltd	264,300	18,869,905
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	99,400	8,582,290
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp (United States)	391,700	12,785,088
TOTAL CANADA		55,179,178
PORTUGAL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	768,800	12,307,942
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	154,500	15,995,385
SPAIN - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)(b)	386,200	14,807,025
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG	315,030	10,025,074
UNITED STATES - 92.2%
Communication Services - 1.7%
Interactive Media & Services - 0.8%
ZoomInfo Technologies Inc (c)	1,345,700	12,851,435
Media - 0.9%
Nexstar Media Group Inc (d)	85,200	14,519,784
TOTAL COMMUNICATION SERVICES		27,371,219

Consumer Discretionary - 10.4%
Automobile Components - 0.7%
Patrick Industries Inc	143,811	12,347,612
Hotels, Restaurants & Leisure - 1.0%
Hilton Grand Vacations Inc (c)	428,400	16,352,028
Household Durables - 1.9%
Somnigroup International Inc (d)	293,400	19,088,604
TopBuild Corp (c)	43,200	12,220,848
		31,309,452
Leisure Products - 1.5%
BRP Inc Subordinate Voting Shares (d)	253,100	11,148,683
Hasbro Inc	214,600	14,315,966
		25,464,649
Specialty Retail - 4.5%
Bath & Body Works Inc	421,800	11,861,016
Lithia Motors Inc Class A	55,500	17,588,505
Penske Automotive Group Inc	66,900	10,983,642
Signet Jewelers Ltd (d)	268,200	17,854,074
Upbound Group Inc	650,600	14,924,764
		73,212,001
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp	161,300	13,512,101
TOTAL CONSUMER DISCRETIONARY		172,197,843

Consumer Staples - 5.8%
Beverages - 2.0%
Constellation Brands Inc Class A	92,600	16,509,654
Keurig Dr Pepper Inc	488,300	16,441,061
		32,950,715
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	463,100	10,294,713
Dollar Tree Inc (c)	217,200	19,604,472
		29,899,185
Food Products - 2.0%
Bunge Global SA (d)	221,400	17,302,410
Darling Ingredients Inc (c)	526,222	16,397,078
		33,699,488
TOTAL CONSUMER STAPLES		96,549,388

Energy - 4.7%
Energy Equipment & Services - 0.8%
Expro Group Holdings NV (c)	1,616,300	13,447,616
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy Inc	73,200	17,347,668
Core Natural Resources Inc	236,307	16,376,075
Phillips 66	145,700	16,534,036
Targa Resources Corp	91,800	14,497,974
		64,755,753
TOTAL ENERGY		78,203,369

Financials - 17.7%
Banks - 3.5%
East West Bancorp Inc	288,373	26,299,618
First Citizens BancShares Inc/NC Class A (d)	17,000	31,430,960
		57,730,578
Capital Markets - 3.4%
Ameriprise Financial Inc	38,500	19,605,740
LPL Financial Holdings Inc	55,600	21,526,096
Raymond James Financial Inc	106,500	15,653,370
		56,785,206
Consumer Finance - 2.5%
OneMain Holdings Inc	379,500	19,673,279
SLM Corp	661,284	21,405,763
		41,079,042
Financial Services - 4.9%
Apollo Global Management Inc	145,500	19,015,395
Global Payments Inc	233,800	17,677,618
NCR Atleos Corp (c)	616,200	16,335,462
PennyMac Financial Services Inc	115,000	11,040,000
WEX Inc (c)	127,100	16,895,403
		80,963,878
Insurance - 3.4%
Assurant Inc	86,300	17,517,174
Reinsurance Group of America Inc	100,033	20,335,709
The Travelers Companies, Inc.	65,200	17,975,640
		55,828,523
TOTAL FINANCIALS		292,387,227

Health Care - 6.4%
Health Care Equipment & Supplies - 0.7%
Lantheus Holdings Inc (c)(d)	146,300	11,054,428
Health Care Providers & Services - 4.4%
Acadia Healthcare Co Inc (c)	633,300	14,337,912
AdaptHealth Corp (c)	1,053,400	9,459,532
CVS Health Corp	376,600	24,117,464
Molina Healthcare Inc (c)	78,900	24,067,656
		71,982,564
Life Sciences Tools & Services - 0.8%
Fortrea Holdings Inc (c)(d)	663,500	2,853,050
ICON PLC (c)	77,400	10,083,672
		12,936,722
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (c)	97,100	10,493,597
TOTAL HEALTH CARE		106,467,311

Industrials - 20.8%
Air Freight & Logistics - 1.9%
FedEx Corp	54,200	11,821,020
GXO Logistics Inc (c)	478,400	19,681,376
		31,502,396
Building Products - 0.9%
Builders FirstSource Inc (c)	131,500	14,159,920
Commercial Services & Supplies - 2.5%
Brink's Co/The	146,500	12,021,790
Driven Brands Holdings Inc (c)(d)	813,000	14,487,660
MillerKnoll Inc	439,700	7,417,739
Vestis Corp	1,166,900	7,188,104
		41,115,293
Construction & Engineering - 1.8%
Centuri Holdings Inc (c)(d)	538,400	11,241,792
Fluor Corp (c)	207,100	8,611,218
WillScot Holdings Corp	373,300	10,060,435
		29,913,445
Electrical Equipment - 1.0%
Regal Rexnord Corp	124,800	16,653,312
Ground Transportation - 2.4%
Ryder System Inc	84,900	12,491,337
U-Haul Holding Co Class N	275,100	15,691,704
XPO Inc (c)	99,400	11,314,702
		39,497,743
Machinery - 5.7%
Allison Transmission Holdings Inc	209,000	21,635,681
CNH Industrial NV Class A	1,306,300	16,341,813
Gates Industrial Corp PLC (c)	877,100	18,550,665
Oshkosh Corp	126,000	12,497,940
Terex Corp	282,900	12,733,329
Timken Co/The	164,600	11,273,454
		93,032,882
Professional Services - 1.6%
First Advantage Corp (c)(d)	1,071,600	18,345,792
KBR Inc	170,000	8,872,300
		27,218,092
Trading Companies & Distributors - 3.0%
GMS Inc (c)	203,600	15,418,628
Herc Holdings Inc (d)	137,100	17,000,400
Wesco International Inc	104,400	17,527,716
		49,946,744
TOTAL INDUSTRIALS		343,039,827

Information Technology - 7.3%
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics Inc (c)	161,100	19,071,018
Jabil Inc	117,100	19,673,971
		38,744,989
IT Services - 0.4%
ASGN Inc (c)	120,100	6,342,481
Semiconductors & Semiconductor Equipment - 2.3%
First Solar Inc (c)	131,700	20,819,136
ON Semiconductor Corp (c)	419,200	17,614,784
		38,433,920
Software - 0.8%
NCR Voyix Corp (c)(d)	1,141,600	12,660,344
Technology Hardware, Storage & Peripherals - 1.4%
Sandisk Corp/DE	189,033	7,124,654
Western Digital Corp (c)	326,700	16,841,385
		23,966,039
TOTAL INFORMATION TECHNOLOGY		120,147,773

Materials - 4.6%
Chemicals - 1.0%
Olin Corp	343,283	6,663,123
Westlake Corp (d)	128,700	9,141,561
		15,804,684
Containers & Packaging - 2.8%
International Paper Co	341,500	16,327,115
O-I Glass Inc (c)	867,300	11,370,303
Smurfit WestRock PLC	447,200	19,377,176
		47,074,594
Metals & Mining - 0.8%
Constellium SE (c)	1,108,030	13,451,484
TOTAL MATERIALS		76,330,762

Real Estate - 6.2%
Health Care REITs - 2.4%
Ventas Inc	368,600	23,693,608
Welltower Inc	106,400	16,415,392
		40,109,000
Industrial REITs - 2.6%
Prologis Inc	212,837	23,114,098
Rexford Industrial Realty Inc	562,900	19,836,596
		42,950,694
Residential REITs - 1.2%
Sun Communities Inc	161,500	19,935,560
TOTAL REAL ESTATE		102,995,254

Utilities - 6.6%
Electric Utilities - 4.5%
Constellation Energy Corp	67,200	20,573,280
Edison International	297,000	16,528,050
Eversource Energy	263,700	17,090,397
PG&E Corp	1,209,500	20,416,360
		74,608,087
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	1,585,600	15,998,704
Multi-Utilities - 1.1%
Sempra	231,600	18,201,444
TOTAL UTILITIES		108,808,235

TOTAL UNITED STATES		1,524,498,208
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (c)	933,200	13,824,430
TOTAL COMMON STOCKS (Cost $1,511,822,074)		1,646,637,242

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	6,214,848	6,216,091
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	141,704,990	141,719,160
TOTAL MONEY MARKET FUNDS (Cost $147,935,251)			147,935,251

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $1,659,757,325)	1,794,572,493
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(140,061,237)
NET ASSETS - 100.0%	1,654,511,256

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,807,025 or 0.9% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,807,025 or 0.9% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,674,929	236,096,614	234,555,452	280,133	-	-	6,216,091	6,214,848	0.0%
Fidelity Securities Lending Cash Central Fund	44,437,581	495,824,151	398,542,572	258,487	-	-	141,719,160	141,704,990	0.5%
Total	49,112,510	731,920,765	633,098,024	538,620	-	-	147,935,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	42,178,244	27,371,219	14,807,025	-
Consumer Discretionary	187,139,738	187,139,738	-	-
Consumer Staples	96,549,388	96,549,388	-	-
Energy	109,381,216	97,073,274	12,307,942	-
Financials	318,407,686	318,407,686	-	-
Health Care	106,467,311	106,467,311	-	-
Industrials	351,622,117	351,622,117	-	-
Information Technology	120,147,773	120,147,773	-	-
Materials	102,940,280	102,940,280	-	-
Real Estate	102,995,254	102,995,254	-	-
Utilities	108,808,235	108,808,235	-	-

Money Market Funds	147,935,251	147,935,251	-	-
Total Investments in Securities:	1,794,572,493	1,767,457,526	27,114,967	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $137,996,931) - See accompanying schedule:
Unaffiliated issuers (cost $1,511,822,074)	$1,646,637,242
Fidelity Central Funds (cost $147,935,251)	147,935,251

Total Investment in Securities (cost $1,659,757,325)		$1,794,572,493
Receivable for fund shares sold		1,945,093
Dividends receivable		2,191,499
Distributions receivable from Fidelity Central Funds		36,732
Prepaid expenses		335
Other receivables		30,165
Total assets		1,798,776,317
Liabilities
Payable for fund shares redeemed	$1,473,380
Accrued management fee	815,763
Distribution and service plan fees payable	174,718
Other payables and accrued expenses	82,040
Collateral on securities loaned	141,719,160
Total liabilities		144,265,061
Net Assets		$1,654,511,256
Net Assets consist of:
Paid in capital		$1,437,079,731
Total accumulated earnings (loss)		217,431,525
Net Assets		$1,654,511,256

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($339,255,890 ÷ 8,564,411 shares)(a)		$39.61
Maximum offering price per share (100/94.25 of $39.61)		$42.03
Class M :
Net Asset Value and redemption price per share ($212,314,026 ÷ 4,920,963 shares)(a)		$43.14
Maximum offering price per share (100/96.50 of $43.14)		$44.70
Class C :
Net Asset Value and offering price per share ($17,324,019 ÷ 555,305 shares)(a)		$31.20
Fidelity Value Strategies Fund :
Net Asset Value, offering price and redemption price per share ($596,713,882 ÷ 11,808,172 shares)		$50.53
Class K :
Net Asset Value, offering price and redemption price per share ($86,439,689 ÷ 1,704,290 shares)		$50.72
Class I :
Net Asset Value, offering price and redemption price per share ($402,463,750 ÷ 8,793,457 shares)		$45.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$16,267,817
Income from Fidelity Central Funds (including $258,487 from security lending)		538,620
Total income		16,806,437
Expenses
Management fee
Basic fee	$6,424,724
Performance adjustment	375,122
Distribution and service plan fees	1,138,432
Custodian fees and expenses	19,024
Independent trustees' fees and expenses	4,360
Registration fees	80,063
Audit fees	31,841
Legal	3,305
Interest	39,119
Miscellaneous	21,764
Total expenses		8,137,754
Net Investment income (loss)		8,668,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	80,532,980
Foreign currency transactions	16,776
Total net realized gain (loss)		80,549,756
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(436,042,142)
Assets and liabilities in foreign currencies	1,257
Total change in net unrealized appreciation (depreciation)		(436,040,885)
Net gain (loss)		(355,491,129)
Net increase (decrease) in net assets resulting from operations		$(346,822,446)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,668,683	$17,091,159
Net realized gain (loss)	80,549,756	238,346,760
Change in net unrealized appreciation (depreciation)	(436,040,885)	287,146,806
Net increase (decrease) in net assets resulting from operations	(346,822,446)	542,584,725
Distributions to shareholders	(223,187,016)	(54,202,367)

Share transactions - net increase (decrease)	(119,105,239)	(47,669,461)
Total increase (decrease) in net assets	(689,114,701)	440,712,897

Net Assets
Beginning of period	2,343,625,957	1,902,913,060
End of period	$1,654,511,256	$2,343,625,957

Financial Highlights
Fidelity Advisor® Value Strategies Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.63	$42.18	$41.23	$42.62	$32.58	$33.23
Income from Investment Operations
Net investment income (loss) A,B	.16	.28	.23	.24	.37 C	.29
Net realized and unrealized gain (loss)	(7.54)	11.46	1.65	2.05	9.96	.87
Total from investment operations	(7.38)	11.74	1.88	2.29	10.33	1.16
Distributions from net investment income	(.40)	(.27)	(.27)	(.39)	(.29)	(.46) D
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(5.64)	(1.29) E	(.93) E	(3.68)	(.29)	(1.81) E
Net asset value, end of period	$39.61	$52.63	$42.18	$41.23	$42.62	$32.58
Total Return F,G,H	(14.95) %	28.37%	4.78%	5.18%	31.91%	3.53%
Ratios to Average Net Assets A,I,J
Expenses before reductions	.99% K	1.10%	1.15%	1.14%	1.13%	1.03%
Expenses net of fee waivers, if any	.99 % K	1.10%	1.15%	1.13%	1.13%	1.02%
Expenses net of all reductions, if any	.99% K	1.10%	1.15%	1.13%	1.13%	1.01%
Net investment income (loss)	.74% K	.61%	.58%	.61%	.90% C	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$339,256	$460,135	$355,355	$317,773	$253,532	$191,129
Portfolio turnover rate L	63 % K	61%	59%	46%	53%	72%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.64	$45.28	$44.16	$45.37	$34.67	$35.23
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.15	.16	.29 C	.24
Net realized and unrealized gain (loss)	(8.16)	12.33	1.76	2.17	10.61	.92
Total from investment operations	(8.05)	12.51	1.91	2.33	10.90	1.16
Distributions from net investment income	(.21)	(.13)	(.14)	(.25)	(.20)	(.37) D
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(5.45)	(1.15) E	(.79)	(3.54)	(.20)	(1.72) E
Net asset value, end of period	$43.14	$56.64	$45.28	$44.16	$45.37	$34.67
Total Return F,G,H	(15.05) %	28.07%	4.51%	4.95%	31.59%	3.32%
Ratios to Average Net Assets A,I,J
Expenses before reductions	1.24% K	1.35%	1.39%	1.37%	1.37%	1.25%
Expenses net of fee waivers, if any	1.24 % K	1.34%	1.39%	1.37%	1.37%	1.25%
Expenses net of all reductions, if any	1.24% K	1.34%	1.39%	1.37%	1.37%	1.24%
Net investment income (loss)	.50% K	.36%	.34%	.37%	.66% C	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$212,314	$264,424	$223,355	$231,490	$237,047	$203,773
Portfolio turnover rate L	63 % K	61%	59%	46%	53%	72%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.64	$34.45	$33.87	$35.64	$27.33	$28.07
Income from Investment Operations
Net investment income (loss) A,B	- C	(.06)	(.06)	(.06)	.04 D	.05
Net realized and unrealized gain (loss)	(6.02)	9.33	1.34	1.72	8.37	.71
Total from investment operations	(6.02)	9.27	1.28	1.66	8.41	.76
Distributions from net investment income	(.17)	(.05)	(.05)	(.14)	(.10)	(.16) E
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-	(1.34) E
Total distributions	(5.42) F	(1.08)	(.70)	(3.43)	(.10)	(1.50)
Net asset value, end of period	$31.20	$42.64	$34.45	$33.87	$35.64	$27.33
Total Return G,H,I	(15.25) %	27.41%	3.97%	4.37%	30.84%	2.73%
Ratios to Average Net Assets A,J,K
Expenses before reductions	1.75% L	1.86%	1.93%	1.92%	1.92%	1.83%
Expenses net of fee waivers, if any	1.75 % L	1.85%	1.93%	1.91%	1.91%	1.83%
Expenses net of all reductions, if any	1.75% L	1.85%	1.93%	1.91%	1.91%	1.82%
Net investment income (loss)	(.01)% L	(.15)%	(.19)%	(.17)%	.11% D	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$17,324	$25,534	$19,120	$18,076	$14,064	$11,392
Portfolio turnover rate M	63 % L	61%	59%	46%	53%	72%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the contingent deferred sales charge.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Strategies Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$65.44	$52.08	$50.65	$51.53	$39.30	$39.68
Income from Investment Operations
Net investment income (loss) A,B	.28	.52	.41	.43	.58 C	.43
Net realized and unrealized gain (loss)	(9.50)	14.22	2.02	2.47	12.00	1.07
Total from investment operations	(9.22)	14.74	2.43	2.90	12.58	1.50
Distributions from net investment income	(.45)	(.35)	(.35)	(.49)	(.35)	(.54) D
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(5.69)	(1.38)	(1.00)	(3.78)	(.35)	(1.88)
Net asset value, end of period	$50.53	$65.44	$52.08	$50.65	$51.53	$39.30
Total Return E,F	(14.82) %	28.76%	5.01%	5.48%	32.24%	3.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.82%	.90%	.88%	.86%	.76%
Expenses net of fee waivers, if any	.70 % I	.81%	.90%	.87%	.86%	.76%
Expenses net of all reductions, if any	.70% I	.81%	.90%	.87%	.86%	.75%
Net investment income (loss)	1.03% I	.89%	.84%	.87%	1.17% C	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$596,714	$815,177	$629,237	$565,088	$512,558	$284,859
Portfolio turnover rate J	63 % I	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .79%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Strategies Fund Class K

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$65.37	$52.04	$50.61	$51.49	$39.27	$39.65
Income from Investment Operations
Net investment income (loss) A,B	.30	.56	.48	.49	.64 C	.48
Net realized and unrealized gain (loss)	(9.50)	14.22	2.02	2.46	11.98	1.07
Total from investment operations	(9.20)	14.78	2.50	2.95	12.62	1.55
Distributions from net investment income	(.20)	(.42)	(.42)	(.54)	(.40)	(.59) D
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(5.45) E	(1.45)	(1.07)	(3.83)	(.40)	(1.93)
Net asset value, end of period	$50.72	$65.37	$52.04	$50.61	$51.49	$39.27
Total Return F,G	(14.79) %	28.89%	5.16%	5.59%	32.41%	3.99%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.62% J	.73%	.77%	.75%	.75%	.62%
Expenses net of fee waivers, if any	.62 % J	.73%	.77%	.75%	.75%	.61%
Expenses net of all reductions, if any	.62% J	.73%	.77%	.75%	.75%	.60%
Net investment income (loss)	1.12% J	.98%	.97%	.99%	1.28% C	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$86,440	$103,334	$218,927	$61,703	$54,407	$36,988
Portfolio turnover rate K	63 % J	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$59.88	$47.79	$46.56	$47.69	$36.40	$36.90
Income from Investment Operations
Net investment income (loss) A,B	.24	.46	.38	.39	.54 C	.40
Net realized and unrealized gain (loss)	(8.64)	13.02	1.86	2.28	11.10	.98
Total from investment operations	(8.40)	13.48	2.24	2.67	11.64	1.38
Distributions from net investment income	(.47)	(.36)	(.36)	(.51)	(.35)	(.53) D
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(5.71)	(1.39)	(1.01)	(3.80)	(.35)	(1.88) E
Net asset value, end of period	$45.77	$59.88	$47.79	$46.56	$47.69	$36.40
Total Return F,G	(14.84) %	28.72%	5.03%	5.44%	32.23%	3.80%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.85%	.90%	.89%	.88%	.78%
Expenses net of fee waivers, if any	.74 % J	.85%	.90%	.88%	.88%	.78%
Expenses net of all reductions, if any	.74% J	.85%	.90%	.88%	.88%	.77%
Net investment income (loss)	.99% J	.86%	.83%	.86%	1.15% C	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$402,464	$675,022	$456,919	$352,428	$255,660	$60,788
Portfolio turnover rate K	63 % J	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$317,008,430
Gross unrealized depreciation	(189,857,261)
Net unrealized appreciation (depreciation)	$127,151,169
Tax cost	$1,667,421,324

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	615,719,310	952,974,576
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Value Strategies Fund	.69
Class K	.56
Class I	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.69
Fidelity Value Strategies Fund	.64
Class K	.56
Class I	.69

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Value Strategies Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Value Strategies Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .04%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	467,306	16,155
Class M	.25%	.25%	565,282	758
Class C	.75%	.25%	105,844	18,993
			1,138,432	35,906

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	24,264
Class M	1,199
Class CA	98
25,561

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Strategies Fund	17,409

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Value Strategies Fund	Borrower	8,573,000	4.56%	39,119

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Strategies Fund	42,920,643	65,336,509	12,887,693
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Value Strategies Fund	1,646
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Strategies Fund	27,530	11,922	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Value Strategies Fund
Distributions to shareholders
Class A	$51,381,827	$10,920,447
Class M	25,196,597	5,651,196
Class C	3,247,315	615,596
Fidelity Value Strategies Fund	70,384,685	16,995,066
Class K	8,644,227	6,225,149
Class I	64,332,365	13,794,913
Total	$223,187,016	$54,202,367
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Value Strategies Fund
Class A
Shares sold	1,185,392	1,606,406	$54,118,172	$74,141,222
Reinvestment of distributions	951,004	207,268	41,226,034	9,285,604
Shares redeemed	(2,314,539)	(1,496,824)	(98,281,745)	(69,929,449)
Net increase (decrease)	(178,143)	316,850	$(2,937,539)	$13,497,377
Class M
Shares sold	108,018	256,680	$4,885,970	$12,670,737
Reinvestment of distributions	495,949	107,891	23,438,566	5,214,370
Shares redeemed	(351,155)	(629,038)	(16,293,351)	(31,577,162)
Net increase (decrease)	252,812	(264,467)	$12,031,185	$(13,692,055)
Class C
Shares sold	53,678	157,450	$1,831,871	$5,922,771
Reinvestment of distributions	88,433	15,954	3,028,841	583,123
Shares redeemed	(185,626)	(129,629)	(5,840,950)	(4,902,074)
Net increase (decrease)	(43,515)	43,775	$(980,238)	$1,603,820
Fidelity Value Strategies Fund
Shares sold	684,218	3,124,958	$37,188,983	$178,317,233
Reinvestment of distributions	1,162,843	278,235	64,223,843	15,458,753
Shares redeemed	(2,495,475)	(3,027,638)	(131,079,059)	(174,325,455)
Net increase (decrease)	(648,414)	375,555	$(29,666,233)	$19,450,531
Class K
Shares sold	274,253	1,457,805	$14,451,054	$83,697,217
Reinvestment of distributions	156,005	112,266	8,644,227	6,225,149
Shares redeemed	(306,819)	(4,195,855)	(15,989,478)	(243,960,483)
Net increase (decrease)	123,439	(2,625,784)	$7,105,803	$(154,038,117)
Class I
Shares sold	1,986,110	4,567,127	$95,663,233	$237,710,071
Reinvestment of distributions	1,166,313	259,364	58,350,620	13,188,666
Shares redeemed	(5,632,283)	(3,114,122)	(258,672,070)	(165,389,754)
Net increase (decrease)	(2,479,860)	1,712,369	$(104,658,217)	$85,508,983
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Value Strategies Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704744.127
SO-SANN-0725
Fidelity Advisor® Large Cap Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Large Cap Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	331,911	1,409,929
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	63,600	11,547,118
CANADA - 1.9%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Athabasca Oil Corp (b)	584,700	2,198,456
Imperial Oil Ltd	286,200	20,433,473
MEG Energy Corp	251,101	4,394,977
		27,026,906
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (b)	65,100	4,555,837
TOTAL CANADA		31,582,743
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	57,200	443,062
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR (c)	53,300	3,810,950
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	31,300	3,234,813
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	35,600	6,547,715
TOTAL FRANCE		9,782,528
GERMANY - 1.3%
Information Technology - 1.3%
Software - 1.3%
SAP SE ADR (d)	68,217	20,660,201
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	182,400	1,189,617
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	15,500	861,800
TOTAL ITALY		2,051,417
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	19,000	960,948
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	206,334	6,602,167
Universal Music Group NV rights (b)(e)	206,334	65,599
		6,667,766
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	1,900	1,089,194
Merus NV (b)	15,500	869,085
		1,958,279
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	3,400	2,505,018
BE Semiconductor Industries NV	21,320	2,579,340
		5,084,358
TOTAL NETHERLANDS		13,710,403
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (f)(g)	65,600	2,515,124
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	12,420	1,625,315
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	44,100	8,525,412
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	386,800	438,683
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC ADR	34,700	3,782,994
Tobacco - 0.1%
British American Tobacco PLC ADR	28,500	1,288,200
TOTAL CONSUMER STAPLES		5,071,194

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	16,500	906,265
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	396,900	4,618,718
TOTAL UNITED KINGDOM		11,034,860
UNITED STATES - 88.3%
Communication Services - 9.1%
Entertainment - 0.5%
Walt Disney Co/The	65,675	7,423,902
Interactive Media & Services - 7.5%
Alphabet Inc Class A	203,980	35,031,525
Alphabet Inc Class C	173,560	29,999,846
Meta Platforms Inc Class A (d)	82,800	53,612,172
Snap Inc Class A (b)	363,000	2,994,750
		121,638,293
Media - 1.1%
Comcast Corp Class A	539,123	18,637,482
TOTAL COMMUNICATION SERVICES		147,699,677

Consumer Discretionary - 3.0%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(c)	31,000	450,430
Broadline Retail - 0.5%
Amazon.com Inc (b)	38,000	7,790,380
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings Inc (d)	2,169	11,970,559
Marriott International Inc/MD Class A1 (d)	13,400	3,535,322
Starbucks Corp	38,000	3,190,100
		18,695,981
Household Durables - 0.5%
Somnigroup International Inc	112,400	7,312,744
Whirlpool Corp (c)	14,734	1,150,578
		8,463,322
Specialty Retail - 0.7%
Lowe's Cos Inc	47,630	10,751,520
Restoration Hardware Inc (b)	4,800	869,328
		11,620,848
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	1,600	506,672
NIKE Inc Class B	22,800	1,381,452
		1,888,124
TOTAL CONSUMER DISCRETIONARY		48,909,085

Consumer Staples - 3.7%
Beverages - 1.4%
Coca-Cola Co/The	167,481	12,075,380
Keurig Dr Pepper Inc	282,600	9,515,142
Monster Beverage Corp (b)	18,000	1,151,100
		22,741,622
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	28,600	2,561,416
Sysco Corp	61,000	4,453,000
Target Corp	51,000	4,794,510
US Foods Holding Corp (b)	35,400	2,800,848
Walmart Inc (d)	29,300	2,892,496
		17,502,270
Food Products - 0.0%
Lamb Weston Holdings Inc	6,200	345,836
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	46,100	3,085,934
Kenvue Inc	412,107	9,836,994
		12,922,928
Tobacco - 0.4%
Philip Morris International Inc	41,300	7,458,367
TOTAL CONSUMER STAPLES		60,971,023

Energy - 6.0%
Energy Equipment & Services - 0.0%
Tidewater Inc (b)(c)	24,500	972,895
Oil, Gas & Consumable Fuels - 6.0%
Exxon Mobil Corp	618,689	63,291,885
Hess Corp	1,000	132,190
Shell PLC ADR	508,986	33,705,053
		97,129,128
TOTAL ENERGY		98,102,023

Financials - 16.8%
Banks - 11.7%
Bank of America Corp	969,914	42,802,305
JPMorgan Chase & Co (d)	52,018	13,732,752
M&T Bank Corp	35,328	6,452,306
PNC Financial Services Group Inc/The	85,441	14,850,500
Truist Financial Corp	51,800	2,046,100
US Bancorp	237,790	10,365,266
Wells Fargo & Co (d)	1,350,154	100,964,516
		191,213,745
Capital Markets - 2.1%
Charles Schwab Corp/The	34,100	3,012,394
KKR & Co Inc Class A	109,491	13,298,777
Moody's Corp	2,100	1,006,572
Morgan Stanley	19,225	2,461,377
MSCI Inc	300	169,206
Northern Trust Corp	116,591	12,444,923
Raymond James Financial Inc	8,393	1,233,603
		33,626,852
Financial Services - 2.6%
Acacia Research Corp (b)(h)	36,900	137,637
Apollo Global Management Inc	6,500	849,485
Corpay Inc (b)	5,300	1,723,083
Global Payments Inc	11,800	892,198
Mastercard Inc Class A	11,215	6,567,504
PayPal Holdings Inc (b)	25,700	1,806,196
Visa Inc Class A (d)	83,727	30,576,263
		42,552,366
Insurance - 0.4%
Arthur J Gallagher & Co	10,000	3,474,400
Chubb Ltd	9,995	2,970,514
		6,444,914
TOTAL FINANCIALS		273,837,877

Health Care - 8.9%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (b)	12,119	3,690,963
Exact Sciences Corp (b)	89,600	5,042,688
Gilead Sciences Inc	10,700	1,177,856
Vaxcyte Inc (b)	32,800	1,065,672
		10,977,179
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	14,300	1,910,194
Becton Dickinson & Co	10,797	1,863,454
Boston Scientific Corp (b)(d)	191,511	20,158,448
Masimo Corp (b)	6,100	991,250
Solventum Corp (b)	16,312	1,192,244
		26,115,590
Health Care Providers & Services - 3.4%
Cardinal Health Inc	52,882	8,167,096
Cigna Group/The	39,303	12,444,902
Humana Inc	27,300	6,364,449
McKesson Corp	15,606	11,228,673
UnitedHealth Group Inc	57,299	17,299,141
		55,504,261
Life Sciences Tools & Services - 0.4%
Bruker Corp	27,700	1,016,590
Danaher Corp	23,600	4,481,640
Thermo Fisher Scientific Inc	3,600	1,450,152
		6,948,382
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	79,717	3,848,737
Eli Lilly & Co	11,100	8,188,137
GSK PLC ADR	300,430	12,326,643
Haleon PLC ADR	1,063,438	12,070,021
Johnson & Johnson	43,887	6,811,701
Merck & Co Inc	37,700	2,896,868
		46,142,107
TOTAL HEALTH CARE		145,687,519

Industrials - 18.6%
Aerospace & Defense - 11.2%
Boeing Co (b)	316,427	65,601,646
GE Aerospace (d)	396,913	97,604,877
General Dynamics Corp	15,129	4,213,275
Howmet Aerospace Inc	11,600	1,970,724
Huntington Ingalls Industries Inc	21,319	4,755,416
RTX Corp	6,200	846,176
Spirit AeroSystems Holdings Inc Class A (b)	213,730	7,989,227
Standard Aero Inc	700	20,531
		183,001,872
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	138,463	13,505,681
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	36,800	1,859,910
Veralto Corp	7,633	771,162
		2,631,072
Construction & Engineering - 0.1%
Centuri Holdings Inc (b)	36,800	768,384
EMCOR Group Inc	1,800	849,348
		1,617,732
Electrical Equipment - 5.0%
GE Vernova Inc (d)	143,953	68,086,890
Hubbell Inc (c)	9,385	3,656,208
Vertiv Holdings Co Class A (d)	85,500	9,228,015
		80,971,113
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	83,058	3,681,131
Machinery - 1.0%
Allison Transmission Holdings Inc	19,500	2,018,640
Chart Industries Inc (b)	9,800	1,537,228
Cummins Inc	7,000	2,250,360
Deere & Co	5,500	2,784,430
Donaldson Co Inc	23,400	1,627,470
Nordson Corp	6,800	1,441,532
Otis Worldwide Corp	19,696	1,878,014
Stanley Black & Decker Inc (c)	8,900	582,327
Toro Co/The	4,400	333,432
Westinghouse Air Brake Technologies Corp	8,145	1,647,896
		16,101,329
Trading Companies & Distributors - 0.1%
Watsco Inc	2,200	975,854
TOTAL INDUSTRIALS		302,485,784

Information Technology - 19.9%
IT Services - 0.0%
EPAM Systems Inc (b)	3,000	523,470
Semiconductors & Semiconductor Equipment - 9.8%
Applied Materials Inc	22,016	3,451,008
Broadcom Inc	136,300	32,994,141
First Solar Inc (b)	25,615	4,049,219
Lam Research Corp	44,000	3,554,760
Marvell Technology Inc	158,201	9,522,118
Micron Technology Inc	65,700	6,206,022
NVIDIA Corp	722,300	97,604,400
Teradyne Inc	9,000	707,400
		158,089,068
Software - 7.9%
Adobe Inc (b)	25,200	10,460,268
Autodesk Inc (b)	16,441	4,868,509
Intuit Inc	5,100	3,842,697
Microsoft Corp	237,453	109,313,863
		128,485,337
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc (d)	177,868	35,724,788
TOTAL INFORMATION TECHNOLOGY		322,822,663

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc	8,400	2,342,844
Mosaic Co/The	53,900	1,947,946
Sherwin-Williams Co/The	400	143,524
		4,434,314
Real Estate - 0.8%
Industrial REITs - 0.1%
Terreno Realty Corp	19,300	1,088,906
Residential REITs - 0.1%
Sun Communities Inc	10,900	1,345,496
Specialized REITs - 0.6%
American Tower Corp	22,409	4,810,092
Crown Castle Inc	47,500	4,766,625
Equinix Inc	442	392,858
		9,969,575
TOTAL REAL ESTATE		12,403,977

Utilities - 1.2%
Electric Utilities - 1.0%
Duke Energy Corp	5,400	635,688
Edison International	14,100	784,665
Entergy Corp	17,800	1,482,384
PG&E Corp	37,900	639,752
Southern Co/The	141,400	12,726,000
		16,268,489
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	10,600	1,702,042
Multi-Utilities - 0.1%
Sempra	14,600	1,147,414
TOTAL UTILITIES		19,117,945

TOTAL UNITED STATES		1,436,471,887
ZAMBIA - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
First Quantum Minerals Ltd (b)	1,289,600	19,104,141
TOTAL COMMON STOCKS (Cost $855,716,058)		1,575,236,038

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	50,548,657	50,558,767
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	10,378,962	10,380,000
TOTAL MONEY MARKET FUNDS (Cost $60,938,767)			60,938,767

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (d) (Cost $407,794)	4.25	410,000	407,836

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $917,062,619)	1,636,582,641
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(8,260,281)
NET ASSETS - 100.0%	1,628,322,360

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple Inc	Chicago Board Options Exchange	86	1,727,310	215.00	06/20/25	(11,008)
Booking Holdings Inc	Chicago Board Options Exchange	2	1,103,786	5,000.00	06/20/25	(107,360)
Booking Holdings Inc	Chicago Board Options Exchange	3	1,655,679	5,300.00	06/20/25	(84,165)
Booking Holdings Inc	Chicago Board Options Exchange	3	1,655,679	5,500.00	06/20/25	(44,550)
Boston Scientific Corp	Chicago Board Options Exchange	387	4,073,562	105.00	06/20/25	(91,913)
GE Aerospace	Chicago Board Options Exchange	203	4,991,973	270.00	07/18/25	(58,972)
GE Aerospace	Chicago Board Options Exchange	407	10,008,537	260.00	07/18/25	(216,728)
GE Vernova Inc	Chicago Board Options Exchange	216	10,216,368	550.00	07/18/25	(166,320)
JPMorgan Chase & Co	Chicago Board Options Exchange	256	6,758,400	250.00	06/20/25	(407,040)
JPMorgan Chase & Co	Chicago Board Options Exchange	58	1,531,200	260.00	06/20/25	(48,140)
Marriott International Inc/MD Class A1	Chicago Board Options Exchange	24	633,192	260.00	06/20/25	(23,160)
Meta Platforms Inc Class A	Chicago Board Options Exchange	38	2,460,462	650.00	06/20/25	(62,225)
SAP SE ADR	Chicago Board Options Exchange	67	2,029,162	280.00	06/20/25	(168,505)
Vertiv Holdings Co Class A	Chicago Board Options Exchange	85	917,405	90.00	06/20/25	(158,950)
Visa Inc Class A	Chicago Board Options Exchange	82	2,994,558	360.00	06/20/25	(81,795)
Walmart Inc	Chicago Board Options Exchange	99	977,328	100.00	06/20/25	(14,553)
Wells Fargo & Co	Chicago Board Options Exchange	675	5,047,650	82.50	07/18/25	(54,675)

						(1,800,059)
Put Options
UnitedHealth Group Inc	Chicago Board Options Exchange	(20)	603,820	400.00	06/20/25	(201,000)

						(201,000)
TOTAL WRITTEN OPTIONS						(2,001,059)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $59,190,087.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,515,124 or 0.2% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,515,124 or 0.2% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $137,637 or 0.0% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/12	1,356,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,521,531	96,709,189	100,671,953	891,202	-	-	50,558,767	50,548,657	0.1%
Fidelity Securities Lending Cash Central Fund	18,922,700	68,322,789	76,865,489	6,356	-	-	10,380,000	10,378,962	0.0%
Total	73,444,231	165,031,978	177,537,442	897,558	-	-	60,938,767

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	156,882,567	147,765,276	9,117,291	-
Consumer Discretionary	49,347,768	48,909,085	438,683	-
Consumer Staples	70,466,647	70,466,647	-	-
Energy	126,538,858	126,538,858	-	-
Financials	274,744,142	273,837,877	906,265	-
Health Care	164,629,181	164,629,181	-	-
Industrials	319,069,854	307,903,421	11,166,433	-
Information Technology	358,053,582	357,092,634	960,948	-
Materials	23,981,517	23,981,517	-	-
Real Estate	12,403,977	12,403,977	-	-
Utilities	19,117,945	19,117,945	-	-

U.S. Treasury Obligations	407,836	-	407,836	-

Money Market Funds	60,938,767	60,938,767	-	-
Total Investments in Securities:	1,636,582,641	1,613,585,185	22,997,456	-
Derivative Instruments:

Liabilities
Written Options	(2,001,059)	(2,001,059)	-	-
Total Liabilities	(2,001,059)	(2,001,059)	-	-
Total Derivative Instruments:	(2,001,059)	(2,001,059)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(2,001,059)
Total Equity Risk	0	(2,001,059)
Total Value of Derivatives	0	(2,001,059)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,139,702) - See accompanying schedule:
Unaffiliated issuers (cost $856,123,852)	$1,575,643,874
Fidelity Central Funds (cost $60,938,767)	60,938,767

Total Investment in Securities (cost $917,062,619)		$1,636,582,641
Cash		15
Foreign currency held at value (cost $32,141)		32,467
Receivable for investments sold		1,479,682
Receivable for forward foreign currency contracts		209,823
Receivable for fund shares sold		2,398,048
Dividends receivable		3,127,719
Distributions receivable from Fidelity Central Funds		128,371
Prepaid expenses		211
Receivable from investment adviser for expense reductions		70,000
Other receivables		9,362
Total assets		1,644,038,339
Liabilities
Payable for investments purchased
Regular delivery	$326,486
Delayed delivery	65,599
Payable for forward foreign currency contracts	210,027
Payable for fund shares redeemed	1,181,592
Accrued management fee	1,089,169
Distribution and service plan fees payable	326,872
Written options, at value (premium received $1,192,420)	2,001,059
Other payables and accrued expenses	135,175
Collateral on securities loaned	10,380,000
Total liabilities		15,715,979
Net Assets		$1,628,322,360
Net Assets consist of:
Paid in capital		$860,902,068
Total accumulated earnings (loss)		767,420,292
Net Assets		$1,628,322,360

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($855,984,448 ÷ 17,051,589 shares)(a)		$50.20
Maximum offering price per share (100/94.25 of $50.20)		$53.26
Class M :
Net Asset Value and redemption price per share ($206,386,819 ÷ 4,121,041 shares)(a)		$50.08
Maximum offering price per share (100/96.50 of $50.08)		$51.90
Class C :
Net Asset Value and offering price per share ($85,087,382 ÷ 1,996,836 shares)(a)		$42.61
Class I :
Net Asset Value, offering price and redemption price per share ($391,214,226 ÷ 7,224,444 shares)		$54.15
Class Z :
Net Asset Value, offering price and redemption price per share ($89,649,485 ÷ 1,657,626 shares)		$54.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$11,115,205
Interest		85,079
Income from Fidelity Central Funds (including $6,356 from security lending)		897,558
Total income		12,097,842
Expenses
Management fee
Basic fee	$5,265,988
Performance adjustment	1,095,165
Distribution and service plan fees	1,947,547
Custodian fees and expenses	49,278
Independent trustees' fees and expenses	3,233
Registration fees	57,884
Audit fees	36,080
Legal	14,382
Miscellaneous	113,193
Total expenses before reductions	8,582,750
Expense reductions	(70,000)
Total expenses after reductions		8,512,750
Net Investment income (loss)		3,585,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	48,919,213
Foreign currency transactions	(9,991)
Written options	(1,684,098)
Total net realized gain (loss)		47,225,124
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(20,890,209)
Assets and liabilities in foreign currencies	16,762
Written options	(710,162)
Total change in net unrealized appreciation (depreciation)		(21,583,609)
Net gain (loss)		25,641,515
Net increase (decrease) in net assets resulting from operations		$29,226,607
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,585,092	$7,150,091
Net realized gain (loss)	47,225,124	92,093,191
Change in net unrealized appreciation (depreciation)	(21,583,609)	323,201,740
Net increase (decrease) in net assets resulting from operations	29,226,607	422,445,022
Distributions to shareholders	(90,889,519)	(39,993,050)

Share transactions - net increase (decrease)	102,422,657	27,115,047
Total increase (decrease) in net assets	40,759,745	409,567,019

Net Assets
Beginning of period	1,587,562,615	1,177,995,596
End of period	$1,628,322,360	$1,587,562,615

Financial Highlights
Fidelity Advisor® Large Cap Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.33	$39.63	$36.29	$38.14	$31.98	$32.80
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.30	.38	.62 C	.50
Net realized and unrealized gain (loss)	.78	13.85	3.79	.28	7.29	1.36
Total from investment operations	.89	14.09	4.09	.66	7.91	1.86
Distributions from net investment income	(.25)	(.30)	(.38)	(.61)	(.57)	(.60)
Distributions from net realized gain	(2.76)	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(3.02) D	(1.39)	(.75)	(2.51)	(1.75)	(2.68)
Net asset value, end of period	$50.20	$52.33	$39.63	$36.29	$38.14	$31.98
Total Return E,F,G	1.88%	36.60%	11.62%	1.49%	25.87%	5.91%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.11% J,K	1.09%	1.16%	.92%	.80%	.75%
Expenses net of fee waivers, if any	1.10 % J,K	1.09%	1.15%	.91%	.80%	.75%
Expenses net of all reductions, if any	1.10% J,K	1.09%	1.15%	.91%	.80%	.75%
Net investment income (loss)	.46% J,K	.53%	.82%	1.07%	1.67% C	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$855,984	$829,360	$608,811	$532,911	$468,894	$389,143
Portfolio turnover rate L	19 % J	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.14	$39.49	$36.14	$37.99	$31.86	$32.69
Income from Investment Operations
Net investment income (loss) A,B	.05	.13	.21	.29	.52 C	.42
Net realized and unrealized gain (loss)	.78	13.80	3.78	.27	7.28	1.35
Total from investment operations	.83	13.93	3.99	.56	7.80	1.77
Distributions from net investment income	(.12)	(.19)	(.27)	(.52)	(.49)	(.52)
Distributions from net realized gain	(2.76)	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(2.89) D	(1.28)	(.64)	(2.41) D	(1.67)	(2.60)
Net asset value, end of period	$50.08	$52.14	$39.49	$36.14	$37.99	$31.86
Total Return E,F,G	1.75%	36.25%	11.36%	1.23%	25.55%	5.62%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.36% J,K	1.34%	1.41%	1.17%	1.05%	1.01%
Expenses net of fee waivers, if any	1.35 % J,K	1.33%	1.40%	1.16%	1.05%	1.01%
Expenses net of all reductions, if any	1.35% J,K	1.33%	1.40%	1.16%	1.05%	1.00%
Net investment income (loss)	.21% J,K	.28%	.58%	.83%	1.42% C	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$206,387	$215,453	$169,910	$166,368	$176,983	$153,918
Portfolio turnover rate L	19 % J	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$44.78	$34.11	$31.34	$33.25	$28.08	$29.09
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.09)	.02	.09	.29 C	.25
Net realized and unrealized gain (loss)	.65	11.89	3.27	.24	6.40	1.18
Total from investment operations	.59	11.80	3.29	.33	6.69	1.43
Distributions from net investment income	-	(.04)	(.15)	(.34)	(.34)	(.36)
Distributions from net realized gain	(2.76)	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(2.76)	(1.13)	(.52)	(2.24)	(1.52)	(2.44)
Net asset value, end of period	$42.61	$44.78	$34.11	$31.34	$33.25	$28.08
Total Return D,E,F	1.50%	35.56%	10.77%	.70%	24.90%	5.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.87% I,J	1.84%	1.93%	1.69%	1.57%	1.53%
Expenses net of fee waivers, if any	1.86 % I,J	1.84%	1.93%	1.68%	1.57%	1.52%
Expenses net of all reductions, if any	1.86% I,J	1.84%	1.93%	1.68%	1.57%	1.52%
Net investment income (loss)	(.29)% I,J	(.23)%	.05%	.30%	.90% C	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$85,087	$90,873	$78,499	$81,509	$89,886	$88,926
Portfolio turnover rate K	19 % I	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.26	$42.48	$38.83	$40.63	$33.94	$34.63
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.43	.51	.76 C	.61
Net realized and unrealized gain (loss)	.83	14.88	4.04	.30	7.76	1.44
Total from investment operations	1.02	15.26	4.47	.81	8.52	2.05
Distributions from net investment income	(.37)	(.39)	(.45)	(.71)	(.64)	(.66)
Distributions from net realized gain	(2.76)	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(3.13)	(1.48)	(.82)	(2.61)	(1.83) D	(2.74)
Net asset value, end of period	$54.15	$56.26	$42.48	$38.83	$40.63	$33.94
Total Return E,F	2.00%	36.97%	11.90%	1.77%	26.22%	6.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85% I,J	.83%	.90%	.65%	.54%	.48%
Expenses net of fee waivers, if any	.84 % I,J	.83%	.89%	.65%	.54%	.48%
Expenses net of all reductions, if any	.84% I,J	.83%	.89%	.65%	.54%	.48%
Net investment income (loss)	.72% I,J	.78%	1.08%	1.34%	1.93% C	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$391,214	$355,761	$263,769	$224,889	$257,331	$206,090
Portfolio turnover rate K	19 % I	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.22	$42.46	$38.81	$40.61	$33.93	$34.64
Income from Investment Operations
Net investment income (loss) A,B	.22	.44	.48	.55	.81 C	.64
Net realized and unrealized gain (loss)	.83	14.85	4.04	.30	7.74	1.45
Total from investment operations	1.05	15.29	4.52	.85	8.55	2.09
Distributions from net investment income	(.43)	(.44)	(.50)	(.76)	(.69)	(.72)
Distributions from net realized gain	(2.76)	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(3.19)	(1.53)	(.87)	(2.65) D	(1.87)	(2.80)
Net asset value, end of period	$54.08	$56.22	$42.46	$38.81	$40.61	$33.93
Total Return E,F	2.06%	37.10%	12.06%	1.88%	26.36%	6.30%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I,J	.72%	.78%	.53%	.42%	.36%
Expenses net of fee waivers, if any	.72 % I,J	.72%	.77%	.53%	.42%	.36%
Expenses net of all reductions, if any	.72% I,J	.72%	.77%	.53%	.42%	.36%
Net investment income (loss)	.84% I,J	.89%	1.20%	1.46%	2.05% C	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$89,649	$96,116	$57,007	$43,889	$39,055	$30,308
Portfolio turnover rate K	19 % J	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$761,161,016
Gross unrealized depreciation	(43,706,320)
Net unrealized appreciation (depreciation)	$717,454,696
Tax cost	$918,319,306

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Large Cap Fund
Equity Risk
Purchased Options	(21,979)	-
Written Options	(1,684,098)	(710,162)
Total Equity Risk	(1,706,077)	(710,162)
Interest Rate Risk
Totals	(1,706,077)	(710,162)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Advisor Large Cap Fund	Written Options	36,027,391

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Large Cap Fund	160,938,747	144,251,572
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.69
Class C	.71
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Large Cap Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .14%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,013,809	36,417
Class M	.25%	.25%	510,258	2,087
Class C	.75%	.25%	423,480	62,045
			1,947,547	100,549

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	196,196
Class M	5,810
Class CA	738
202,744

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Large Cap Fund	2,498

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Large Cap Fund	19,115,704	2,975,045	952,095
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Large Cap Fund	1,220
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Large Cap Fund	635	-	-
9. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $70,000.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Large Cap Fund
Distributions to shareholders
Class A	$47,670,554	$21,321,620
Class M	11,868,233	5,472,128
Class C	5,545,470	2,581,326
Class I	20,378,394	8,557,886
Class Z	5,426,868	2,060,090
Total	$90,889,519	$39,993,050
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Large Cap Fund
Class A
Shares sold	1,760,143	2,385,473	$85,377,747	$108,446,288
Reinvestment of distributions	922,639	499,997	44,895,622	20,119,875
Shares redeemed	(1,480,068)	(2,398,081)	(71,509,226)	(108,215,951)
Net increase (decrease)	1,202,714	487,389	$58,764,143	$20,350,212
Class M
Shares sold	170,243	321,165	$8,222,636	$14,475,504
Reinvestment of distributions	240,875	134,296	11,704,115	5,397,348
Shares redeemed	(422,021)	(625,939)	(20,128,033)	(28,029,370)
Net increase (decrease)	(10,903)	(170,478)	$(201,282)	$(8,156,518)
Class C
Shares sold	234,852	397,282	$9,617,755	$15,479,378
Reinvestment of distributions	125,791	70,788	5,211,543	2,454,927
Shares redeemed	(392,972)	(739,944)	(16,079,141)	(28,741,979)
Net increase (decrease)	(32,329)	(271,874)	$(1,249,843)	$(10,807,674)
Class I
Shares sold	1,505,624	2,003,847	$78,556,793	$98,737,296
Reinvestment of distributions	314,118	160,194	16,469,186	6,912,377
Shares redeemed	(919,244)	(2,048,628)	(47,277,929)	(97,867,294)
Net increase (decrease)	900,498	115,413	$47,748,050	$7,782,379
Class Z
Shares sold	268,099	897,965	$13,940,790	$44,546,175
Reinvestment of distributions	70,526	44,052	3,690,608	1,897,330
Shares redeemed	(390,730)	(575,005)	(20,269,809)	(28,496,857)
Net increase (decrease)	(52,105)	367,012	$(2,638,411)	$17,946,648
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Large Cap Stock Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Large Cap Stock Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during November 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Large Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Board noted that, at a meeting in January 2025, it had approved the reorganization of the fund into Fidelity Large Cap Stock Fund and that such reorganization was subject to approval by the fund's shareholders.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered an effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board noted that the total expense ratio of Class I of the fund ranked above the total peer group competitive median due to the fund's positive performance adjustment. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its asset-sized peer group median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704742.127
LC-SANN-0725
Fidelity Advisor® Growth Opportunities Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Growth Opportunities Fund
Consolidated Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)(d)	3,154	4,081,465
CANADA - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (c)	595,000	63,795,900
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	67,662	11,018,080
GERMANY - 0.8%
Information Technology - 0.8%
Software - 0.8%
SAP SE	654,600	198,029,702
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(d)	2,973,550	10,157,936
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	16,636	7,829,400
TOTAL INDIA		17,987,336
IRELAND - 0.2%
Information Technology - 0.2%
Software - 0.2%
Circle Internet Financial LLC	1,497,818	38,943,268
Circle Internet Financial LLC	155,650	4,046,900

TOTAL IRELAND		42,990,168
ISRAEL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	13,880,614
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(c)(d)	7,115	106,156
		13,986,770
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (c)	41,969	6,251,283
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	54,999	0
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	79,083	1
		1
TOTAL INFORMATION TECHNOLOGY		6,251,284

TOTAL ISRAEL		20,238,054
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (c)	209,699	120,212,049
SINGAPORE - 1.3%
Communication Services - 1.3%
Entertainment - 1.3%
Sea Ltd Class A ADR (c)	2,094,576	335,907,153
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,020,700	390,641,724
UNITED KINGDOM - 0.5%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	6,988,700	24,388,023
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	28,638	25,212,895
TOTAL FINANCIALS		49,600,918

Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC ADR	7,312,400	84,896,964
TOTAL UNITED KINGDOM		134,497,882
UNITED STATES - 87.8%
Communication Services - 21.0%
Diversified Telecommunication Services - 0.5%
AT&T Inc	4,468,300	124,218,740
Entertainment - 5.8%
Netflix Inc (c)	545,223	658,209,563
ROBLOX Corp Class A (c)	1,630,800	141,846,984
Roku Inc Class A (c)	8,971,138	650,048,659
Spotify Technology SA (c)	4,200	2,793,588
		1,452,898,794
Interactive Media & Services - 12.9%
Alphabet Inc Class A	2,245,060	385,566,604
Alphabet Inc Class C	5,703,680	985,881,088
Epic Games Inc (b)(c)(d)	56,200	37,886,106
Meta Platforms Inc Class A	2,618,485	1,695,442,853
Reddit Inc Class A (c)	1,203,500	135,213,225
		3,239,989,876
Media - 0.1%
MNTN Inc (e)	896,466	22,617,837
Wireless Telecommunication Services - 1.7%
T-Mobile US Inc	1,813,425	439,211,535
TOTAL COMMUNICATION SERVICES		5,278,936,782

Consumer Discretionary - 9.5%
Automobiles - 0.2%
Neutron Holdings Inc (b)(c)(d)	474,927	29,730
Rad Power Bikes Inc (b)(c)(d)	382,384	34,415
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	449,400	85,386
Rivian Automotive Inc Class A (c)	22,700	329,831
Tesla Inc (c)	133,540	46,266,268
		46,745,630
Broadline Retail - 5.2%
Amazon.com Inc (c)	6,310,240	1,293,662,302
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings Inc	305,900	75,997,796
Sonder Holdings Inc Stage 1 rights (b)(c)	15,489	1
Sonder Holdings Inc Stage 2 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 3 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 4 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(c)	15,488	0
Starbucks Corp	1,157,800	97,197,310
Yum! Brands Inc	50,300	7,240,182
		180,435,289
Specialty Retail - 3.4%
Carvana Co Class A (c)	1,441,600	471,633,856
Lowe's Cos Inc	872,200	196,881,706
O'Reilly Automotive Inc (c)	134,500	183,928,750
		852,444,312
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(c)(d)	5,086,874	12,411,973
TOTAL CONSUMER DISCRETIONARY		2,385,699,506

Consumer Staples - 3.1%
Beverages - 1.0%
Coca-Cola Co/The	3,612,300	260,446,830
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	108,600	2,414,178
BJ's Wholesale Club Holdings Inc (c)	1,982,600	224,450,146
Costco Wholesale Corp	142,700	148,433,686
Walmart Inc	1,271,600	125,532,352
		500,830,362
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	19,087,368	23,286,589
JUUL Labs Inc Class B (b)(c)(d)	2,772	3,382
Philip Morris International Inc	17,700	3,196,443
		26,486,414
TOTAL CONSUMER STAPLES		787,763,606

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxon Mobil Corp	188,700	19,304,010
Financials - 5.3%
Capital Markets - 0.8%
Blue Owl Capital Inc Class A	2,425,800	45,313,944
Charles Schwab Corp/The	754,900	66,687,866
LPL Financial Holdings Inc	236,900	91,718,204
		203,720,014
Financial Services - 3.0%
Apollo Global Management Inc	918,300	120,012,627
Fiserv Inc (c)	157,500	25,639,425
Mastercard Inc Class A	95,500	55,924,800
Visa Inc Class A	1,544,761	564,131,270
		765,708,122
Insurance - 1.5%
Arthur J Gallagher & Co	374,900	130,255,256
Progressive Corp/The	865,100	246,492,943
		376,748,199
TOTAL FINANCIALS		1,346,176,335

Health Care - 2.7%
Biotechnology - 1.2%
AbbVie Inc	415,500	77,328,705
Alnylam Pharmaceuticals Inc (c)	272,335	82,942,349
Cytokinetics Inc (c)	1,426,700	44,256,234
Nuvalent Inc Class A (c)	380,176	28,364,931
Vaxcyte Inc (c)	1,486,243	48,288,035
Viking Therapeutics Inc (c)(f)	970,978	26,022,210
		307,202,464
Health Care Equipment & Supplies - 1.2%
Blink Health LLC Class A1 (b)(c)(d)	72,562	2,403,253
Boston Scientific Corp (c)	2,735,664	287,955,993
		290,359,246
Health Care Providers & Services - 0.0%
Humana Inc	14,400	3,357,072
Pharmaceuticals - 0.3%
Eli Lilly & Co	93,300	68,824,611
Structure Therapeutics Inc ADR (c)	619,200	13,473,792
		82,298,403
TOTAL HEALTH CARE		683,217,185

Industrials - 4.3%
Aerospace & Defense - 0.9%
Axon Enterprise Inc (c)	137,900	103,474,644
GE Aerospace	203,900	50,141,049
Relativity Space Inc (b)(c)	14,839	16,768
Space Exploration Technologies Corp (b)(c)(d)	210,518	38,945,830
Space Exploration Technologies Corp Class C (b)(c)(d)	46,133	8,534,605
TransDigm Group Inc	19,600	28,781,228
		229,894,124
Building Products - 1.7%
Builders FirstSource Inc (c)	3,923,277	422,458,467
Ground Transportation - 1.1%
Uber Technologies Inc (c)	3,144,181	264,614,273
Passenger Airlines - 0.1%
United Airlines Holdings Inc (c)	327,100	25,986,460
Professional Services - 0.5%
Automatic Data Processing Inc	350,800	114,195,924
Trading Companies & Distributors - 0.0%
QXO Inc (f)	1,495,700	25,426,900
TOTAL INDUSTRIALS		1,082,576,148

Information Technology - 39.0%
Electronic Equipment, Instruments & Components - 1.5%
Flex Ltd (c)	9,177,829	388,222,167
IT Services - 1.0%
CoreWeave Inc Class A (e)	375,340	41,779,095
CoreWeave Inc Class A (c)(f)	74,800	8,325,988
CoreWeave Inc Class A (b)(e)	13,217	1,477,164
IBM Corporation	724,100	187,585,346
		239,167,593
Semiconductors & Semiconductor Equipment - 18.0%
Advanced Micro Devices Inc (c)	1,484,700	164,400,831
Astera Labs Inc (c)	280,073	25,408,222
Broadcom Inc	4,547,800	1,100,885,946
Micron Technology Inc	281,600	26,599,936
NVIDIA Corp	23,735,820	3,207,421,357
		4,524,716,292
Software - 13.8%
AppLovin Corp Class A (c)	1,351,500	531,139,500
Celestial AI Inc (b)(d)	7,127	118,736
Datadog Inc Class A (c)	903,500	106,504,580
Microsoft Corp	4,861,615	2,238,093,082
Monday.com Ltd (c)	102,200	30,403,478
OpenAI Global LLC rights (b)(c)(d)	4,034,677	5,930,975
Oracle Corp	1,175,300	194,547,409
Palantir Technologies Inc Class A (c)	1,580,600	208,291,468
Samsara Inc Class A (c)	979,200	45,571,968
Servicenow Inc (c)	102,358	103,493,150
Stripe Inc Class B (b)(c)(d)	73,500	2,609,250
		3,466,703,596
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	5,916,260	1,188,280,821
TOTAL INFORMATION TECHNOLOGY		9,807,090,469

Real Estate - 0.7%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (c)	1,090,000	73,149,900
Specialized REITs - 0.4%
American Tower Corp	456,300	97,944,795
TOTAL REAL ESTATE		171,094,695

Utilities - 2.2%
Electric Utilities - 1.5%
Constellation Energy Corp	449,600	137,645,040
NRG Energy Inc	1,144,100	178,365,190
PG&E Corp	3,390,200	57,226,576
		373,236,806
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	1,063,500	170,766,195
TOTAL UTILITIES		544,003,001

TOTAL UNITED STATES		22,105,861,737
TOTAL COMMON STOCKS (Cost $11,408,495,900)		23,445,261,250

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	842,600	2,374,868
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	231,600	652,765
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(g)	14,792,997	19,165,807
		22,193,440
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	122,289	84,868
TOTAL UNITED STATES		22,278,308
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $15,989,486)		22,278,308

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	16,900	930,345
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	116,411	25,816,467
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (b)(c)(d)	290,611	61,546,799
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	315,308	8,853,849
INDIA - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(d)	66,304	4,991,365
Meesho Series E (b)(d)	11,045	831,467
Meesho Series E1 (b)(c)(d)	17,820	1,341,490
Meesho Series F (b)(c)(d)	254,051	19,508,576
		26,672,898
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	39,764	18,714,132
Pine Labs Pvt Ltd Series A (b)(c)(d)	9,936	4,676,180
Pine Labs Pvt Ltd Series B (b)(c)(d)	10,808	5,086,569
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	8,745	4,115,659
Pine Labs Pvt Ltd Series C (b)(c)(d)	16,265	7,654,797
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	3,427	1,612,849
Pine Labs Pvt Ltd Series D (b)(c)(d)	3,667	1,725,800
		43,585,986
TOTAL INDIA		70,258,884
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)	23,715	927,257
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	141,900	525,030
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	501,100	841,848
Xsight Labs Ltd Series E (b)(d)	395,416	3,163,328
Xsight Labs Ltd Series E1 (b)(d)	183,329	1,466,632
		5,471,808
TOTAL ISRAEL		6,924,095
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	6,477,300	405,479
Rad Power Bikes Inc Series A (b)(c)(d)	49,852	4,487
Rad Power Bikes Inc Series C (b)(c)(d)	196,163	45,117
Rad Power Bikes Inc Series D (b)(c)(d)	415,700	153,809
Waymo LLC Series A2 (b)(c)(d)	47,838	3,357,271
Waymo LLC Series C2 (b)(d)	103,289	8,496,553
		12,462,716
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	70,400	2,649,152
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	566,439	691,055
JUUL Labs Inc Series D (b)(c)(d)	3,671	4,478
		695,533
TOTAL CONSUMER STAPLES		3,344,685

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	63,679	4,565,784
Tenstorrent Holdings Inc Series D1 (b)(d)	102,224	7,780,269
		12,346,053
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	234,164	7,755,512
Blink Health LLC Series D (b)(d)	50,268	1,664,876
		9,420,388
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(h)	764,320	3,133,712
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	153,312	5,428,778
TOTAL HEALTH CARE		17,982,878

Industrials - 0.9%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(d)	556,061	22,731,774
Anduril Industries Inc Series G (b)(d)	143,300	5,858,104
Space Exploration Technologies Corp Series I (b)(c)(d)	16,438	30,410,300
Space Exploration Technologies Corp Series N (b)(c)(d)	51,400	95,090,001
		154,090,179
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)	191,430	6,562,220
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	441,839	41,957,031
Beta Technologies Inc Series C, 6% (b)(d)	33,500	3,264,575
		45,221,606
TOTAL INDUSTRIALS		205,874,005

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	380,829	1,671,839
Enevate Corp Series E (b)(c)(d)	7,873,996	2,440,939
Vast Data Ltd Series A (b)(c)(d)	54,250	1,188,075
Vast Data Ltd Series A1 (b)(c)(d)	133,528	2,924,263
Vast Data Ltd Series A2 (b)(c)(d)	153,600	3,363,840
Vast Data Ltd Series B (b)(c)(d)	122,222	2,676,662
Vast Data Ltd Series C (b)(c)(d)	3,563	78,030
Vast Data Ltd Series E (b)(c)(d)	116,791	2,557,723
		16,901,371
IT Services - 0.3%
Gupshup Inc (b)(c)(d)	509,400	3,326,382
X.Ai Holdings Corp Series B (b)(d)	1,044,317	38,180,230
X.Ai Holdings Corp Series C (b)(d)	559,691	20,462,303
Yanka Industries Inc Series E (b)(c)(d)	341,047	968,573
Yanka Industries Inc Series F (b)(c)(d)	380,955	1,721,917
		64,659,405
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	1,198,500	7,023,210
SiMa Technologies Inc Series B1 (b)(c)(d)	171,099	1,187,426
		8,210,636
Software - 0.3%
Anthropic PBC Series D (b)(c)(d)	66,894	4,438,417
Anthropic PBC Series E (b)(d)	32,500	2,066,025
Celestial AI Inc Series A (b)(d)	45,442	757,064
Celestial AI Inc Series B (b)(d)	34,194	569,671
Celestial AI Inc Series C1 (b)(d)	136,975	2,282,004
Crusoe Energy Systems LLC Series D (b)(d)	276,930	8,906,069
Databricks Inc Series G (b)(c)(d)	181,200	18,627,360
Databricks Inc Series H (b)(c)(d)	32,352	3,325,786
Databricks Inc Series I (b)(c)(d)	2,463	253,196
Databricks Inc Series J (b)(d)	26,102	2,683,286
Lyte Ai Inc Series B (b)(d)	290,100	3,124,376
MOLOCO Inc Series A (b)(c)(d)	265,144	17,732,831
Runway AI Inc Series D (b)(d)	744,630	8,585,584
Skyryse Inc Series B (b)(c)(d)	244,100	6,744,483
Stripe Inc Series H (b)(c)(d)	165,183	5,863,997
		85,960,149
TOTAL INFORMATION TECHNOLOGY		175,731,561

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	674,317	16,729,805
TOTAL UNITED STATES		444,471,703
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $506,140,153)		618,802,142

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	449,400	402,902
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(i)	437,591	218,212
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	1,371,531	1,422,765
TOTAL INFORMATION TECHNOLOGY		1,640,977

TOTAL UNITED STATES		2,043,879
TOTAL PREFERRED SECURITIES (Cost $2,258,522)		2,043,879

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	1,053,393,252	1,053,603,931
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	49,671,414	49,676,381
TOTAL MONEY MARKET FUNDS (Cost $1,103,280,312)			1,103,280,312

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $13,036,164,373)	25,191,665,891
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(18,919,568)
NET ASSETS - 100.0%	25,172,746,323

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $861,061,049 or 3.4% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $65,874,096 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/22	7,637,145

Anduril Industries Inc Series F	8/07/24	12,086,876

Anduril Industries Inc Series G	4/17/25	5,858,505

Anthropic PBC Series D	5/31/24	2,007,121

Anthropic PBC Series E	2/14/25	1,822,811

Beta Technologies Inc Series A	4/09/21	32,373,544

Beta Technologies Inc Series C, 6%	10/24/24	3,834,745

Blink Health LLC Class A1	12/30/20 - 6/17/24	2,072,749

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939,445

Blink Health LLC Series D	6/17/24 - 6/25/24	2,111,256

Bolt Technology OU Series E	1/03/22	75,499,721

Bombas LLC	2/16/21 - 11/12/21	24,316,178

ByteDance Ltd Series E1	11/18/20	12,755,640

Canva Inc Class A	12/23/24	4,037,404

Celestial AI Inc	2/25/25	105,591

Celestial AI Inc Series A	2/25/25	673,255

Celestial AI Inc Series B	2/25/25	506,608

Celestial AI Inc Series C1	2/25/25	2,387,502

Cellink Corp Series D	1/20/22	7,930,345

Crusoe Energy Systems LLC Series D	12/10/24	8,078,558

Databricks Inc Series G	2/01/21	10,713,021

Databricks Inc Series H	8/31/21	2,377,359

Databricks Inc Series I	9/14/23	181,031

Databricks Inc Series J	12/17/24	2,414,435

Diamond Foundry Inc Series C	3/15/21	16,183,608

Element Labs Inc Series A	2/11/25	523,412

Enevate Corp 10% 5/12/2199	11/12/24	122,289

Enevate Corp 6%	11/02/23 - 10/31/24	437,591

Enevate Corp Series E	1/29/21	8,729,781

Epic Games Inc	7/13/20 - 3/29/21	45,614,000

GoBrands Inc Series G	3/02/21	17,580,098

Gupshup Inc	6/08/21	11,647,533

JUUL Labs Inc Class A	2/23/24	19,373,106

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15	0

JUUL Labs Inc Series D	6/25/18	0

Lenskart Solutions Pvt Ltd	4/30/24	8,194,542

Lyte Ai Inc Series B	8/13/24	3,680,238

Meesho Series D2	7/15/24	3,713,024

Meesho Series E	7/15/24	618,520

Meesho Series E1	4/18/24	997,920

Meesho Series F	9/21/21 - 7/15/24	19,266,763

MOLOCO Inc Series A	6/26/23	15,908,640

Neutron Holdings Inc	2/04/21	4,750

Neutron Holdings Inc 4% 5/22/2027	6/04/20	842,600

Neutron Holdings Inc 4% 6/12/2027	6/12/20	231,600

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	14,792,997

Neutron Holdings Inc Series 1C	7/03/18	1,184,310

OpenAI Global LLC rights	9/30/24	4,034,677

Oura Health Oy Series D	12/18/24	8,100,263

Pine Labs Pvt Ltd	6/30/21	6,203,479

Pine Labs Pvt Ltd Series 1	6/30/21	14,826,405

Pine Labs Pvt Ltd Series A	6/30/21	3,705,317

Pine Labs Pvt Ltd Series B	6/30/21	4,030,451

Pine Labs Pvt Ltd Series B2	6/30/21	3,261,240

Pine Labs Pvt Ltd Series C	6/30/21	6,065,148

Pine Labs Pvt Ltd Series C1	6/30/21	1,278,371

Pine Labs Pvt Ltd Series D	6/30/21	1,367,857

Rad Power Bikes Inc	1/21/21	1,844,559

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	449,400

Rad Power Bikes Inc Series A	1/21/21	240,478

Rad Power Bikes Inc Series C	1/21/21	946,259

Rad Power Bikes Inc Series D	9/17/21	3,983,986

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Rapyd Financial Network 2016 Ltd	3/30/21	24,999,987

Rapyd Financial Network 2016 Ltd	3/06/25	1,038,191

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/06/25	0

Revolut Group Holdings Ltd	12/27/24	24,907,775

Runway AI Inc Series D	9/06/24	8,073,112

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	1,371,531

SiMa Technologies Inc Series B	5/10/21	6,145,189

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	1,213,246

Skyryse Inc Series B	10/21/21	6,024,381

Space Exploration Technologies Corp	2/16/21 - 12/09/24	16,633,059

Space Exploration Technologies Corp Class C	4/02/24 - 12/09/24	5,614,778

Space Exploration Technologies Corp Series I	4/05/18	2,778,022

Space Exploration Technologies Corp Series N	8/04/20	13,878,000

Starling Bank Ltd Class D	6/18/21 - 4/05/22	13,359,047

Stripe Inc Class B	5/18/21	2,949,436

Stripe Inc Series H	3/15/21 - 5/25/23	6,627,968

Taalas Inc Series B	2/19/25	928,036

Tenstorrent Holdings Inc Series C1	4/23/21	3,786,046

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	8,057,955

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	21,938,437

Vast Data Ltd Series A	11/28/23	596,750

Vast Data Ltd Series A1	11/28/23	1,468,808

Vast Data Ltd Series A2	11/28/23	1,689,600

Vast Data Ltd Series B	11/28/23	1,344,442

Vast Data Ltd Series C	11/28/23	39,193

Vast Data Ltd Series E	11/28/23	2,569,402

Waymo LLC Series A2	5/08/20	4,107,715

Waymo LLC Series C2	10/18/24	8,077,334

X.Ai Holdings Corp Series B	5/13/24	12,500,474

X.Ai Holdings Corp Series C	11/22/24	12,117,310

Xsight Labs Ltd Series D	2/16/21	4,006,796

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	3,163,326

Xsight Labs Ltd Series E1	1/11/24	1,465,899

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series E	5/15/20	4,119,575

Yanka Industries Inc Series F	4/08/21	12,143,626

Zipline International Inc Series G	6/07/24	8,029,780

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	69,008,414	3,001,415,920	2,016,820,403	4,132,759	-	-	1,053,603,931	1,053,393,252	1.9%
Fidelity Securities Lending Cash Central Fund	5,811,331	363,836,668	319,971,618	210,618	-	-	49,676,381	49,671,414	0.2%
Total	74,819,745	3,365,252,588	2,336,792,021	4,343,377	-	-	1,103,280,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,614,843,935	5,576,957,829	-	37,886,106
Consumer Discretionary	2,395,857,442	2,373,138,001	-	22,719,441
Consumer Staples	787,763,606	764,473,635	-	23,289,971
Energy	19,304,010	19,304,010	-	-
Financials	1,409,764,023	1,346,176,335	-	63,587,688
Health Care	814,447,314	812,044,061	-	2,403,253
Industrials	1,167,473,112	1,119,975,909	-	47,497,203
Information Technology	10,520,710,112	10,257,643,251	241,019,870	22,046,991
Real Estate	171,094,695	171,094,695	-	-
Utilities	544,003,001	544,003,001	-	-

Convertible Corporate Bonds
Consumer Discretionary	22,193,440	-	-	22,193,440
Information Technology	84,868	-	-	84,868

Convertible Preferred Stocks
Communication Services	25,816,467	-	-	25,816,467
Consumer Discretionary	39,135,614	-	-	39,135,614
Consumer Staples	3,344,685	-	-	3,344,685
Financials	13,273,310	-	-	13,273,310
Health Care	26,836,727	-	-	26,836,727
Industrials	206,399,035	-	-	206,399,035
Information Technology	287,266,499	-	-	287,266,499
Materials	16,729,805	-	-	16,729,805

Preferred Securities
Consumer Discretionary	402,902	-	-	402,902
Information Technology	1,640,977	-	-	1,640,977

Money Market Funds	1,103,280,312	1,103,280,312	-	-
Total Investments in Securities:	25,191,665,891	24,088,091,039	241,019,870	862,554,982
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Common Stocks	224,320,396	(26,459,694)	54,687,356	31,049,349	-	-	-	(64,166,754)	219,430,653	28,227,672
Convertible Preferred Stocks	503,637,823	(14,058,433)	109,658,928	40,151,435	(20,587,611)	-	-	-	618,802,142	58,319,419
Convertible Corporate Bonds	19,330,250	(453,095)	2,866,467	534,686	-	-	-	-	22,278,308	2,413,372
Preferred Securities	3,022,996	-	(1,073,466)	94,349	-	-	-	-	2,043,879	(1,073,466)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,020,820) - See accompanying schedule:
Unaffiliated issuers (cost $11,932,884,061)	$24,088,385,579
Fidelity Central Funds (cost $1,103,280,312)	1,103,280,312

Total Investment in Securities (cost $13,036,164,373)		$25,191,665,891
Foreign currency held at value (cost $21,462)		20,952
Receivable for investments sold		43,179,691
Receivable for fund shares sold		12,074,075
Dividends receivable		10,399,993
Interest receivable		333,809
Distributions receivable from Fidelity Central Funds		1,790,607
Prepaid expenses		3,322
Other receivables		376,039
Total assets		25,259,844,379
Liabilities
Payable for fund shares redeemed	$17,944,784
Accrued management fee	13,038,049
Distribution and service plan fees payable	3,343,191
Other payables and accrued expenses	3,115,032
Collateral on securities loaned	49,657,000
Total liabilities		87,098,056
Net Assets		$25,172,746,323
Net Assets consist of:
Paid in capital		$12,841,736,207
Total accumulated earnings (loss)		12,331,010,116
Net Assets		$25,172,746,323

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,072,336,515 ÷ 28,568,020 shares)(a)		$177.55
Maximum offering price per share (100/94.25 of $177.55)		$188.38
Class M :
Net Asset Value and redemption price per share ($3,308,458,001 ÷ 19,039,396 shares)(a)		$173.77
Maximum offering price per share (100/96.50 of $173.77)		$180.07
Class C :
Net Asset Value and offering price per share ($1,225,267,567 ÷ 8,699,511 shares)(a)		$140.84
Class I :
Net Asset Value, offering price and redemption price per share ($10,849,086,947 ÷ 54,887,779 shares)		$197.66
Class Z :
Net Asset Value, offering price and redemption price per share ($4,717,597,293 ÷ 23,493,065 shares)		$200.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$51,423,298
Interest		458,033
Income from Fidelity Central Funds (including $210,618 from security lending)		4,343,377
Total income		56,224,708
Expenses
Management fee
Basic fee	$76,597,485
Performance adjustment	(7,329,358)
Distribution and service plan fees	20,494,468
Custodian fees and expenses	80,858
Independent trustees' fees and expenses	51,214
Registration fees	202,289
Audit fees	80,461
Legal	24,211
Interest	11,260
Miscellaneous	3,755,525
Total expenses		93,968,413
Net Investment income (loss)		(37,743,705)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	503,460,148
Foreign currency transactions	(143,549)
Total net realized gain (loss)		503,316,599
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $111,412)	(526,213,248)
Assets and liabilities in foreign currencies	35,135
Total change in net unrealized appreciation (depreciation)		(526,178,113)
Net gain (loss)		(22,861,514)
Net increase (decrease) in net assets resulting from operations		$(60,605,219)
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(37,743,705)	$(52,312,087)
Net realized gain (loss)	503,316,599	2,096,764,986
Change in net unrealized appreciation (depreciation)	(526,178,113)	6,044,425,718
Net increase (decrease) in net assets resulting from operations	(60,605,219)	8,088,878,617
Share transactions - net increase (decrease)	298,082,190	(435,221,105)
Total increase (decrease) in net assets	237,476,971	7,653,657,512

Net Assets
Beginning of period	24,935,269,352	17,281,611,840
End of period	$25,172,746,323	$24,935,269,352

Consolidated Financial Highlights
Fidelity Advisor® Growth Opportunities Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$178.02	$120.74	$96.87	$159.95	$141.06	$90.00
Income from Investment Operations
Net investment income (loss) A,B	(.36)	(.52)	(.29)	(.38)	(1.06)	(.56)
Net realized and unrealized gain (loss)	(.11)	57.80	24.16	(48.08)	27.68	55.26
Total from investment operations	(.47)	57.28	23.87	(48.46)	26.62	54.70
Distributions from net realized gain	-	-	-	(14.62)	(7.73)	(3.64)
Total distributions	-	-	-	(14.62)	(7.73)	(3.64)
Net asset value, end of period	$177.55	$178.02	$120.74	$96.87	$159.95	$141.06
Total Return C,D,E	(.26) %	47.44%	24.64%	(33.31)%	19.60%	63.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86% H,I	.75%	.72%	.89%	1.04%	1.06%
Expenses net of fee waivers, if any	.86 % H,I	.74%	.72%	.89%	1.04%	1.06%
Expenses net of all reductions, if any	.86% H,I	.74%	.72%	.89%	1.04%	1.06%
Net investment income (loss)	(.40)% H,I	(.34)%	(.27)%	(.35)%	(.68)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,072,337	$4,999,430	$3,383,576	$2,749,192	$4,184,435	$3,036,885
Portfolio turnover rate J	63 % I	56%	50% K	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$174.45	$118.60	$95.39	$157.62	$139.13	$89.03
Income from Investment Operations
Net investment income (loss) A,B	(.56)	(.87)	(.53)	(.64)	(1.41)	(.79)
Net realized and unrealized gain (loss)	(.12)	56.72	23.74	(47.42)	27.31	54.53
Total from investment operations	(.68)	55.85	23.21	(48.06)	25.90	53.74
Distributions from net realized gain	-	-	-	(14.17)	(7.41)	(3.64)
Total distributions	-	-	-	(14.17)	(7.41)	(3.64)
Net asset value, end of period	$173.77	$174.45	$118.60	$95.39	$157.62	$139.13
Total Return C,D,E	(.39) %	47.09%	24.33%	(33.47)%	19.31%	62.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.11% H,I	.99%	.96%	1.13%	1.28%	1.30%
Expenses net of fee waivers, if any	1.11 % H,I	.99%	.96%	1.13%	1.28%	1.30%
Expenses net of all reductions, if any	1.11% H,I	.99%	.96%	1.13%	1.28%	1.30%
Net investment income (loss)	(.65)% H,I	(.59)%	(.51)%	(.59)%	(.93)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,308,458	$3,443,069	$2,513,293	$2,136,186	$3,480,610	$3,152,662
Portfolio turnover rate J	63 % I	56%	50% K	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$141.75	$96.86	$78.30	$132.10	$118.14	$76.50
Income from Investment Operations
Net investment income (loss) A,B	(.80)	(1.32)	(.88)	(.99)	(1.85)	(1.15)
Net realized and unrealized gain (loss)	(.11)	46.21	19.44	(39.09)	23.04	46.43
Total from investment operations	(.91)	44.89	18.56	(40.08)	21.19	45.28
Distributions from net realized gain	-	-	-	(13.72)	(7.23)	(3.64)
Total distributions	-	-	-	(13.72)	(7.23)	(3.64)
Net asset value, end of period	$140.84	$141.75	$96.86	$78.30	$132.10	$118.14
Total Return C,D,E	(.64) %	46.35%	23.70%	(33.81)%	18.70%	61.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.61% H,I	1.50%	1.48%	1.65%	1.80%	1.81%
Expenses net of fee waivers, if any	1.61 % H,I	1.49%	1.47%	1.64%	1.80%	1.81%
Expenses net of all reductions, if any	1.61% H,I	1.49%	1.47%	1.64%	1.80%	1.81%
Net investment income (loss)	(1.15)% H,I	(1.09)%	(1.02)%	(1.10)%	(1.44)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,225,268	$1,275,109	$925,151	$827,607	$1,412,597	$1,159,114
Portfolio turnover rate J	63 % I	56%	50% K	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$197.94	$133.91	$107.16	$175.33	$153.77	$97.56
Income from Investment Operations
Net investment income (loss) A,B	(.16)	(.15)	(.02)	(.12)	(.74)	(.31)
Net realized and unrealized gain (loss)	(.12)	64.18	26.77	(53.08)	30.27	60.16
Total from investment operations	(.28)	64.03	26.75	(53.20)	29.53	59.85
Distributions from net realized gain	-	-	-	(14.97)	(7.97)	(3.64)
Total distributions	-	-	-	(14.97)	(7.97)	(3.64)
Net asset value, end of period	$197.66	$197.94	$133.91	$107.16	$175.33	$153.77
Total Return C,D	(.14) %	47.82%	24.96%	(33.15)%	19.90%	63.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61% G,H	.50%	.47%	.64%	.79%	.80%
Expenses net of fee waivers, if any	.61 % G,H	.49%	.47%	.64%	.79%	.80%
Expenses net of all reductions, if any	.61% G,H	.49%	.47%	.64%	.79%	.80%
Net investment income (loss)	(.15)% G,H	(.09)%	(.02)%	(.10)%	(.43)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,849,087	$10,638,599	$7,615,393	$6,873,035	$12,620,334	$8,281,862
Portfolio turnover rate I	63 % H	56%	50% J	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GProxy expenses are not annualized.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$200.97	$135.80	$108.54	$177.37	$155.40	$98.44
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.04	.13	.03	(.54)	(.17)
Net realized and unrealized gain (loss)	(.11)	65.13	27.13	(53.71)	30.58	60.77
Total from investment operations	(.16)	65.17	27.26	(53.68)	30.04	60.60
Distributions from net realized gain	-	-	-	(15.15)	(8.07)	(3.64)
Total distributions	-	-	-	(15.15)	(8.07)	(3.64)
Net asset value, end of period	$200.81	$200.97	$135.80	$108.54	$177.37	$155.40
Total Return C,D	(.08) %	47.99%	25.12%	(33.06)%	20.04%	63.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G,H	.38%	.35%	.52%	.67%	.69%
Expenses net of fee waivers, if any	.50 % G,H	.38%	.34%	.51%	.67%	.68%
Expenses net of all reductions, if any	.50% G,H	.38%	.34%	.51%	.67%	.68%
Net investment income (loss)	(.03)% G,H	.02%	.11%	.03%	(.31)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,717,597	$4,579,062	$2,844,199	$2,329,940	$3,827,686	$2,826,430
Portfolio turnover rate I	63 % H	56%	50% J	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GProxy expenses are not annualized.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$219,430,653	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise value/Net income (EV/NI)	15.8 - 16.5 / 16.1	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 32.6 / 6.1	Increase
		Market approach	Transaction price	$4.63	Increase
		Black scholes	Discount rate	2.6% - 4.3% / 4.0%	Increase
			Term	2.1 - 5.0 / 4.0	Increase
			Volatility	50.0% - 70.0% / 58.8%	Increase
Convertible Corporate Bonds	$22,278,308	Market comparable	Discount rate	29.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Discount rate	35.4%	Decrease
			Probability rate	0.0% - 35.0% / 21.7%	Increase
			Transaction price	$100.00	Increase
		Black scholes	Discount rate	4.3% - 5.0% / 4.3%	Increase
			Term	0.6	Increase
			Volatility	75.0% - 100.0% / 75.1%	Increase
Convertible Preferred Stocks	$618,802,142	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	11.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 39.4 / 11.4	Increase
		Market approach	Discount rate	80.0%	Decrease
			Premium rate	15.0%	Increase
			Transaction price	$1.10 - $78.20 / $24.42	Increase
		Black scholes	Discount rate	3.9% - 4.3% / 4.0%	Increase
			Term	2.0 - 5.0 / 2.9	Increase
			Volatility	50.0% - 100.0% / 69.9%	Increase
Preferred Securities	$2,043,879	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Discount rate	35.4% - 37.9% / 37.5%	Decrease
			Probability rate	0.0% - 50.0% / 34.5%	Increase
			Transaction price	$100.00	Increase
		Black scholes	Discount rate	4.3% - 5.0% / 4.4%	Increase
			Term	0.6 - 2.1 / 0.9	Increase
			Volatility	55.0% - 100.0% / 60.8%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Growth Opportunities Fund	$264,247

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,554,296,821
Gross unrealized depreciation	(520,922,662)
Net unrealized appreciation (depreciation)	$12,033,374,159
Tax cost	$13,158,291,732

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(208,859,349)
Long-term	(-)
Total capital loss carryforward	$(208,859,349)

The Fund elected to defer to its next fiscal year approximately $35,820,454 of ordinary losses recognized during the period January 1, 2024 to November 30, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Growth Opportunities Fund	3,133,712.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	7,591,050,270	8,360,753,557
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.67
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Class I	.65
Class Z	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Growth Opportunities Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the asset-weighted return of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.06)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	6,133,179	135,885
Class M	.25%	.25%	8,229,374	48,677
Class C	.75%	.25%	6,131,915	762,808
			20,494,468	947,370
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,592,653
Class M	53,275
Class CA	4,488
1,650,416

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Growth Opportunities Fund	110,645

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Growth Opportunities Fund	Borrower	29,523,333	4.58%	11,260

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Growth Opportunities Fund	601,862,928	492,387,079	98,815,693
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Growth Opportunities Fund	19,304
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Growth Opportunities Fund	24,204	8,145	-
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Growth Opportunities Fund
Class A
Shares sold	2,824,841	4,555,941	$487,241,587	$687,089,053
Shares redeemed	(2,339,737)	(4,496,972)	(401,383,656)	(671,876,326)
Net increase (decrease)	485,104	58,969	$85,857,931	$15,212,727
Class M
Shares sold	934,371	1,797,873	$156,654,475	$262,118,437
Shares redeemed	(1,631,929)	(3,251,555)	(274,041,591)	(478,295,077)
Net increase (decrease)	(697,558)	(1,453,682)	$(117,387,116)	$(216,176,640)
Class C
Shares sold	744,392	1,228,924	$102,341,508	$147,006,212
Shares redeemed	(1,040,526)	(1,784,623)	(141,842,045)	(214,262,533)
Net increase (decrease)	(296,134)	(555,699)	$(39,500,537)	$(67,256,321)
Class I
Shares sold	8,112,601	12,185,212	$1,542,418,124	$2,037,494,381
Shares redeemed	(6,972,452)	(15,307,887)	(1,330,001,191)	(2,536,966,129)
Net increase (decrease)	1,140,149	(3,122,675)	$212,416,933	$(499,471,748)
Class Z
Shares sold	5,124,099	7,939,624	$1,008,084,237	$1,362,681,116
Shares redeemed	(4,415,547)	(6,098,859)	(851,389,258)	(1,030,210,239)
Net increase (decrease)	708,552	1,840,765	$156,694,979	$332,470,877

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Growth Opportunities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704615.127
GO-SANN-0725
Fidelity Advisor® Dividend Growth Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Dividend Growth Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BERMUDA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cool Company Ltd (a)	203,219	1,232,366
Industrials - 0.1%
Marine Transportation - 0.1%
Himalaya Shipping Ltd	76,700	456,861
Himalaya Shipping Ltd (United States)	207,000	1,237,860
		1,694,721
TOTAL BERMUDA		2,927,087
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	95,700	8,292,117
CANADA - 4.2%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States) (a)	116,700	8,333,547
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Imperial Oil Ltd	46,100	3,291,345
Parkland Corp	212,520	5,999,217
Teekay Tankers Ltd Class A	261,439	11,552,989
		20,843,551
Financials - 2.4%
Capital Markets - 2.4%
Brookfield Corp Class A (United States)	722,800	41,720,017
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA	17,100	2,015,715
TOTAL CANADA		72,912,830
DENMARK - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Novo Nordisk A/S Class B ADR (a)	85,200	6,091,800
FRANCE - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Thales SA	12,300	3,767,139
INDIA - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Hindustan Aeronautics Ltd (b)	15,400	895,663
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (a)	419,800	734,650
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV	1,100	810,414
BE Semiconductor Industries NV	40,000	4,839,288

TOTAL NETHERLANDS		5,649,702
NORWAY - 0.5%
Industrials - 0.5%
Marine Transportation - 0.5%
2020 Bulkers Ltd	215,900	2,557,194
Stolt-Nielsen Ltd	212,400	5,316,555

TOTAL NORWAY		7,873,749
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	147,400	28,495,368
UNITED KINGDOM - 1.8%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Vistry Group PLC (c)	619,900	5,251,878
Consumer Staples - 1.3%
Tobacco - 1.3%
British American Tobacco PLC	506,348	22,794,982
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC	102,600	2,630,651
TOTAL UNITED KINGDOM		30,677,511
UNITED STATES - 89.4%
Communication Services - 10.7%
Interactive Media & Services - 8.9%
Alphabet Inc Class A	431,900	74,174,506
Meta Platforms Inc Class A	124,800	80,806,752
		154,981,258
Media - 1.2%
Comcast Corp Class A	400,950	13,860,842
New York Times Co/The Class A	115,100	6,574,512
		20,435,354
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	44,300	10,729,460
TOTAL COMMUNICATION SERVICES		186,146,072

Consumer Discretionary - 3.6%
Distributors - 0.3%
A-Mark Precious Metals Inc	220,200	4,344,546
Diversified Consumer Services - 0.6%
Service Corp International/US	140,900	10,990,200
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings Inc	13,800	3,428,472
Marriott International Inc/MD Class A1	6,000	1,582,980
Starbucks Corp	100	8,395
Vail Resorts Inc (a)	97,700	15,648,609
		20,668,456
Household Durables - 1.5%
Somnigroup International Inc	396,900	25,822,314
TOTAL CONSUMER DISCRETIONARY		61,825,516

Consumer Staples - 4.4%
Beverages - 1.2%
Constellation Brands Inc Class A	53,000	9,449,370
Keurig Dr Pepper Inc	347,300	11,693,591
		21,142,961
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc Class A	227,500	5,057,325
Food Products - 0.7%
JM Smucker Co	101,300	11,407,393
Household Products - 0.4%
Reynolds Consumer Products Inc	328,700	7,257,696
Tobacco - 1.8%
Altria Group Inc	84,500	5,121,545
Philip Morris International Inc	141,800	25,607,662
		30,729,207
TOTAL CONSUMER STAPLES		75,594,582

Energy - 7.2%
Energy Equipment & Services - 0.6%
Archrock Inc	216,900	5,400,810
Kodiak Gas Services Inc	118,100	4,170,111
		9,570,921
Oil, Gas & Consumable Fuels - 6.6%
Core Natural Resources Inc	62,554	4,334,992
DHT Holdings Inc	329,700	3,817,926
Energy Transfer LP	1,636,100	28,599,028
Enterprise Products Partners LP	792,700	24,431,014
Exxon Mobil Corp	196,922	20,145,121
MPLX LP	266,000	13,566,000
Shell PLC ADR	302,900	20,058,038
		114,952,119
TOTAL ENERGY		124,523,040

Financials - 16.0%
Banks - 4.0%
Bank of America Corp	780,500	34,443,465
Wells Fargo & Co	476,390	35,624,444
		70,067,909
Capital Markets - 4.8%
Ares Capital Corp	546,348	12,046,973
Blue Owl Capital Corp	2,214,152	32,437,328
Blue Owl Capital Inc Class A	517,500	9,666,900
Cboe Global Markets Inc	59,600	13,655,552
KKR & Co Inc Class A	52,700	6,400,942
LPL Financial Holdings Inc	10,300	3,987,748
Raymond James Financial Inc	31,800	4,673,964
		82,869,407
Consumer Finance - 0.4%
FirstCash Holdings Inc	51,600	6,600,156
Financial Services - 4.7%
Apollo Global Management Inc	191,900	25,079,411
Mastercard Inc Class A	34,200	20,027,520
UWM Holdings Corp Class A	591,300	2,542,590
Visa Inc Class A	93,723	34,226,702
		81,876,223
Insurance - 2.1%
Arthur J Gallagher & Co	25,600	8,894,464
Chubb Ltd	42,500	12,631,000
Marsh & McLennan Cos Inc	28,500	6,659,310
The Travelers Companies, Inc.	28,800	7,940,160
		36,124,934
TOTAL FINANCIALS		277,538,629

Health Care - 5.4%
Health Care Providers & Services - 2.3%
Cigna Group/The	49,500	15,673,680
Elevance Health Inc	8,500	3,262,640
Humana Inc	34,400	8,019,672
UnitedHealth Group Inc	43,297	13,071,797
		40,027,789
Life Sciences Tools & Services - 1.1%
Bruker Corp	147,200	5,402,240
Danaher Corp	21,900	4,158,810
Thermo Fisher Scientific Inc	23,300	9,385,706
		18,946,756
Pharmaceuticals - 2.0%
Eli Lilly & Co	3,000	2,213,010
Merck & Co Inc	86,300	6,631,292
Perrigo Co PLC	61,800	1,654,386
Royalty Pharma PLC Class A	710,400	23,357,952
		33,856,640
TOTAL HEALTH CARE		92,831,185

Industrials - 19.4%
Aerospace & Defense - 4.8%
Boeing Co (c)	306,340	63,510,409
GE Aerospace	25,587	6,292,099
General Dynamics Corp	4,000	1,113,960
Howmet Aerospace Inc	30,300	5,147,667
Huntington Ingalls Industries Inc	17,600	3,925,856
Textron Inc	33,400	2,472,602
		82,462,593
Commercial Services & Supplies - 0.4%
Brink's Co/The	82,100	6,737,126
Construction & Engineering - 2.9%
Comfort Systems USA Inc	20,300	9,708,069
EMCOR Group Inc	63,700	30,057,482
Quanta Services Inc	29,900	10,242,544
		50,008,095
Electrical Equipment - 3.9%
GE Vernova Inc	100,446	47,508,949
Regal Rexnord Corp	14,600	1,948,224
Vertiv Holdings Co Class A	174,900	18,876,957
		68,334,130
Machinery - 3.8%
Allison Transmission Holdings Inc	298,986	30,951,031
PACCAR Inc	75,200	7,057,520
Westinghouse Air Brake Technologies Corp	140,800	28,486,656
		66,495,207
Professional Services - 3.4%
Genpact Ltd	31,100	1,338,855
Paycom Software Inc	113,000	29,277,170
SS&C Technologies Holdings Inc	350,200	28,299,662
		58,915,687
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	14,000	3,171,280
TOTAL INDUSTRIALS		336,124,118

Information Technology - 17.4%
Semiconductors & Semiconductor Equipment - 9.1%
Amkor Technology Inc	78,300	1,410,966
Broadcom Inc	168,700	40,837,209
Marvell Technology Inc	76,245	4,589,187
Microchip Technology Inc	18,400	1,067,936
NVIDIA Corp	809,000	109,320,170
		157,225,468
Software - 7.3%
Intuit Inc	17,200	12,959,684
Microsoft Corp	217,000	99,898,120
Salesforce Inc	50,400	13,374,648
		126,232,452
Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc	83,296	16,730,002
Western Digital Corp (c)	25,600	1,319,679
		18,049,681
TOTAL INFORMATION TECHNOLOGY		301,507,601

Materials - 0.5%
Metals & Mining - 0.5%
Newmont Corp	58,600	3,089,392
Royal Gold Inc	39,400	7,017,928
		10,107,320
Real Estate - 1.8%
Health Care REITs - 1.0%
Ventas Inc	259,200	16,661,376
Industrial REITs - 0.0%
Rexford Industrial Realty Inc	34,300	1,208,732
Real Estate Management & Development - 0.2%
St Joe Co/The	134,800	6,026,908
Specialized REITs - 0.6%
Millrose Properties Inc Class A	347,700	9,690,399
TOTAL REAL ESTATE		33,587,415

Utilities - 3.0%
Electric Utilities - 3.0%
Edison International	51,800	2,882,670
Exelon Corp	74,200	3,251,444
FirstEnergy Corp	427,800	17,941,932
NextEra Energy Inc	386,000	27,267,040
		51,343,086
TOTAL UNITED STATES		1,551,128,564
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (c)	405,500	6,007,079
TOTAL COMMON STOCKS (Cost $1,289,943,207)		1,725,453,259

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	9,287,711	9,289,569
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	22,690,495	22,692,764
TOTAL MONEY MARKET FUNDS (Cost $31,982,333)			31,982,333

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,321,925,540)	1,757,435,592
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(22,891,905)
NET ASSETS - 100.0%	1,734,543,687

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $895,663 or 0.1% of net assets.

(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,397,582	215,147,584	218,255,597	314,643	-	-	9,289,569	9,287,711	0.0%
Fidelity Securities Lending Cash Central Fund	4,042,584	223,702,635	205,052,455	5,757	-	-	22,692,764	22,690,495	0.1%
Total	16,440,166	438,850,219	423,308,052	320,400	-	-	31,982,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	186,146,072	186,146,072	-	-
Consumer Discretionary	75,410,941	75,410,941	-	-
Consumer Staples	98,389,564	75,594,582	22,794,982	-
Energy	147,333,607	147,333,607	-	-
Financials	319,258,646	319,258,646	-	-
Health Care	98,922,985	98,922,985	-	-
Industrials	352,986,041	346,588,251	6,397,790	-
Information Technology	335,652,671	334,842,257	810,414	-
Materials	26,422,231	26,422,231	-	-
Real Estate	33,587,415	33,587,415	-	-
Utilities	51,343,086	51,343,086	-	-

Money Market Funds	31,982,333	31,982,333	-	-
Total Investments in Securities:	1,757,435,592	1,727,432,406	30,003,186	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,014,240) - See accompanying schedule:
Unaffiliated issuers (cost $1,289,943,207)	$1,725,453,259
Fidelity Central Funds (cost $31,982,333)	31,982,333

Total Investment in Securities (cost $1,321,925,540)		$1,757,435,592
Foreign currency held at value (cost $79)		78
Receivable for investments sold		6,153,974
Receivable for fund shares sold		1,043,600
Dividends receivable		2,229,234
Distributions receivable from Fidelity Central Funds		55,501
Prepaid expenses		233
Receivable from investment adviser for expense reductions		66,850
Other receivables		464,074
Total assets		1,767,449,136
Liabilities
Payable to custodian bank	$250,339
Payable for investments purchased	7,796,833
Payable for fund shares redeemed	631,453
Accrued management fee	925,354
Distribution and service plan fees payable	334,355
Other payables and accrued expenses	274,351
Collateral on securities loaned	22,692,764
Total liabilities		32,905,449
Net Assets		$1,734,543,687
Net Assets consist of:
Paid in capital		$1,259,900,859
Total accumulated earnings (loss)		474,642,828
Net Assets		$1,734,543,687

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($640,032,507 ÷ 29,153,147 shares)(a)		$21.95
Maximum offering price per share (100/94.25 of $21.95)		$23.29
Class M :
Net Asset Value and redemption price per share ($400,789,503 ÷ 18,351,678 shares)(a)		$21.84
Maximum offering price per share (100/96.50 of $21.84)		$22.63
Class C :
Net Asset Value and offering price per share ($49,498,490 ÷ 2,452,447 shares)(a)		$20.18
Class I :
Net Asset Value, offering price and redemption price per share ($448,019,208 ÷ 18,720,943 shares)		$23.93
Class Z :
Net Asset Value, offering price and redemption price per share ($196,203,979 ÷ 8,012,690 shares)		$24.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$12,284,430
Income from Fidelity Central Funds (including $5,757 from security lending)		320,400
Total income		12,604,830
Expenses
Management fee
Basic fee	$5,833,666
Performance adjustment	81,691
Distribution and service plan fees	2,030,935
Custodian fees and expenses	22,087
Independent trustees' fees and expenses	3,646
Registration fees	49,461
Audit fees	44,646
Legal	2,163
Interest	5,678
Miscellaneous	306,296
Total expenses before reductions	8,380,269
Expense reductions	(67,167)
Total expenses after reductions		8,313,102
Net Investment income (loss)		4,291,728
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $526,673)	41,479,116
Foreign currency transactions	(20,091)
Total net realized gain (loss)		41,459,025
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $622,660)	(61,317,527)
Assets and liabilities in foreign currencies	15,171
Total change in net unrealized appreciation (depreciation)		(61,302,356)
Net gain (loss)		(19,843,331)
Net increase (decrease) in net assets resulting from operations		$(15,551,603)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,291,728	$9,950,145
Net realized gain (loss)	41,459,025	142,099,217
Change in net unrealized appreciation (depreciation)	(61,302,356)	296,517,440
Net increase (decrease) in net assets resulting from operations	(15,551,603)	448,566,802
Distributions to shareholders	(137,806,951)	(35,569,848)

Share transactions - net increase (decrease)	112,336,913	233,402,223
Total increase (decrease) in net assets	(41,021,641)	646,399,177

Net Assets
Beginning of period	1,775,565,328	1,129,166,151
End of period	$1,734,543,687	$1,775,565,328

Financial Highlights
Fidelity Advisor® Dividend Growth Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.97	$18.02	$18.40	$20.29	$16.20	$17.06
Income from Investment Operations
Net investment income (loss) A,B	.05	.14	.18	.21	.14	.27
Net realized and unrealized gain (loss)	(.17)	6.38	.95	(.83)	4.19	(.35)
Total from investment operations	(.12)	6.52	1.13	(.62)	4.33	(.08)
Distributions from net investment income	(.06)	(.20)	(.20)	(.28)	(.24)	(.25)
Distributions from net realized gain	(1.84)	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(1.90)	(.57)	(1.51)	(1.27)	(.24)	(.78) C
Net asset value, end of period	$21.95	$23.97	$18.02	$18.40	$20.29	$16.20
Total Return D,E,F	(.52) %	37.01%	7.00%	(3.46)%	27.06%	(.60)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I,J	.99%	.99%	.82%	.83%	.81%
Expenses net of fee waivers, if any	.98 % I,J	.99%	.99%	.81%	.83%	.81%
Expenses net of all reductions, if any	.97% I,J	.99%	.99%	.81%	.83%	.80%
Net investment income (loss)	.48% I,J	.67%	1.08%	1.16%	.73%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$640,033	$654,619	$466,735	$452,208	$477,239	$374,030
Portfolio turnover rate K	95 % I	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.87	$17.94	$18.29	$20.14	$16.08	$16.94
Income from Investment Operations
Net investment income (loss) A,B	.02	.09	.14	.17	.09	.23
Net realized and unrealized gain (loss)	(.17)	6.36	.94	(.83)	4.17	(.35)
Total from investment operations	(.15)	6.45	1.08	(.66)	4.26	(.12)
Distributions from net investment income	(.04)	(.15)	(.12)	(.20)	(.20)	(.21)
Distributions from net realized gain	(1.84)	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(1.88)	(.52)	(1.43)	(1.19)	(.20)	(.74) C
Net asset value, end of period	$21.84	$23.87	$17.94	$18.29	$20.14	$16.08
Total Return D,E,F	(.63) %	36.74%	6.72%	(3.70)%	26.77%	(.85)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.23% I,J	1.24%	1.23%	1.06%	1.07%	1.05%
Expenses net of fee waivers, if any	1.23 % I,J	1.23%	1.23%	1.06%	1.07%	1.05%
Expenses net of all reductions, if any	1.22% I,J	1.23%	1.23%	1.06%	1.07%	1.04%
Net investment income (loss)	.24% I,J	.42%	.84%	.92%	.49%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$400,790	$424,517	$334,462	$341,442	$367,608	$315,976
Portfolio turnover rate K	95 % I	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.23	$16.77	$17.17	$18.89	$15.10	$15.92
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.02)	.05	.06	(.01)	.14
Net realized and unrealized gain (loss)	(.16)	5.93	.87	(.77)	3.92	(.34)
Total from investment operations	(.19)	5.91	.92	(.71)	3.91	(.20)
Distributions from net investment income	(.02)	(.08)	(.02)	(.05)	(.12)	(.08)
Distributions from net realized gain	(1.84)	(.37)	(1.31)	(.96)	-	(.54)
Total distributions	(1.86)	(.45)	(1.32) C	(1.01)	(.12)	(.62)
Net asset value, end of period	$20.18	$22.23	$16.77	$17.17	$18.89	$15.10
Total Return D,E,F	(.90) %	35.99%	6.17%	(4.18)%	26.03%	(1.41)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.73% I,J	1.75%	1.78%	1.60%	1.62%	1.61%
Expenses net of fee waivers, if any	1.73 % I,J	1.74%	1.77%	1.60%	1.62%	1.61%
Expenses net of all reductions, if any	1.73% I,J	1.74%	1.77%	1.60%	1.62%	1.60%
Net investment income (loss)	(.27)% I,J	(.09)%	.29%	.38%	(.06)%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$49,498	$52,173	$39,002	$44,807	$52,714	$55,583
Portfolio turnover rate K	95 % I	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.94	$19.45	$19.76	$21.72	$17.32	$18.18
Income from Investment Operations
Net investment income (loss) A,B	.08	.21	.24	.27	.20	.32
Net realized and unrealized gain (loss)	(.18)	6.89	1.02	(.89)	4.48	(.36)
Total from investment operations	(.10)	7.10	1.26	(.62)	4.68	(.04)
Distributions from net investment income	(.07)	(.25)	(.26)	(.35)	(.28)	(.28)
Distributions from net realized gain	(1.84)	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(1.91)	(.61) C	(1.57)	(1.34)	(.28)	(.82)
Net asset value, end of period	$23.93	$25.94	$19.45	$19.76	$21.72	$17.32
Total Return D,E	(.38) %	37.33%	7.25%	(3.23)%	27.37%	(.36)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H,I	.75%	.76%	.59%	.60%	.57%
Expenses net of fee waivers, if any	.73 % H,I	.74%	.75%	.58%	.60%	.57%
Expenses net of all reductions, if any	.73% H,I	.74%	.75%	.58%	.60%	.56%
Net investment income (loss)	.73% H,I	.91%	1.31%	1.39%	.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$448,019	$457,525	$256,115	$238,655	$244,686	$180,064
Portfolio turnover rate J	95 % H	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.50	$19.85	$20.15	$22.15	$17.65	$18.51
Income from Investment Operations
Net investment income (loss) A,B	.10	.25	.27	.31	.23	.35
Net realized and unrealized gain (loss)	(.19)	7.05	1.05	(.91)	4.57	(.37)
Total from investment operations	(.09)	7.30	1.32	(.60)	4.80	(.02)
Distributions from net investment income	(.08)	(.28)	(.31)	(.41)	(.30)	(.31)
Distributions from net realized gain	(1.84)	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(1.92)	(.65)	(1.62)	(1.40)	(.30)	(.84) C
Net asset value, end of period	$24.49	$26.50	$19.85	$20.15	$22.15	$17.65
Total Return D,E	(.33) %	37.57%	7.44%	(3.10)%	27.61%	(.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H,I	.61%	.60%	.43%	.45%	.41%
Expenses net of fee waivers, if any	.60 % H,I	.61%	.60%	.43%	.44%	.41%
Expenses net of all reductions, if any	.60% H,I	.61%	.60%	.43%	.44%	.40%
Net investment income (loss)	.86% H,I	1.05%	1.47%	1.55%	1.12%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$196,204	$186,731	$32,852	$53,396	$60,286	$55,251
Portfolio turnover rate J	95 % H	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$480,284,398
Gross unrealized depreciation	(49,565,501)
Net unrealized appreciation (depreciation)	$430,718,897
Tax cost	$1,326,716,695

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Dividend Growth Fund	813,248,971	826,660,923

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.72
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Class I	.69
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Dividend Growth Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .01%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	786,123	24,707
Class M	.25%	.25%	998,128	1,534
Class C	.75%	.25%	246,684	45,872
			2,030,935	72,113
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	135,516
Class M	5,025
Class CA	868
141,409

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Dividend Growth Fund	18,862

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Dividend Growth Fund	Borrower	7,386,167	4.61%	5,678

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Dividend Growth Fund	75,977,393	58,390,274	4,628,839
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Dividend Growth Fund	1,382

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Dividend Growth Fund	617	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $317.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $66,850.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Dividend Growth Fund
Distributions to shareholders
Class A	$52,095,730	$14,793,588
Class M	33,413,739	9,605,296
Class C	4,358,694	1,024,980
Class I	33,851,784	8,469,526
Class Z	14,087,004	1,676,458
Total	$137,806,951	$35,569,848

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Dividend Growth Fund
Class A
Shares sold	2,158,630	4,023,348	$47,173,453	$86,334,678
Reinvestment of distributions	2,257,953	732,953	49,629,812	13,984,503
Shares redeemed	(2,568,728)	(3,353,342)	(54,504,714)	(70,696,937)
Net increase (decrease)	1,847,855	1,402,959	$42,298,551	$29,622,244
Class M
Shares sold	972,685	1,904,353	$20,722,682	$40,017,978
Reinvestment of distributions	1,508,868	503,851	33,014,034	9,469,355
Shares redeemed	(1,914,178)	(3,262,159)	(40,712,928)	(68,648,886)
Net increase (decrease)	567,375	(853,955)	$13,023,788	$(19,161,553)
Class C
Shares sold	262,906	557,810	$5,240,468	$11,150,624
Reinvestment of distributions	214,329	59,021	4,344,455	1,020,293
Shares redeemed	(371,600)	(595,836)	(7,355,271)	(11,684,325)
Net increase (decrease)	105,635	20,995	$2,229,652	$486,592
Class I
Shares sold	2,960,341	6,509,289	$69,778,770	$148,172,687
Reinvestment of distributions	1,390,634	398,238	33,277,873	8,326,771
Shares redeemed	(3,264,855)	(2,443,240)	(74,675,720)	(56,652,475)
Net increase (decrease)	1,086,120	4,464,287	$28,380,923	$99,846,983
Class Z
Shares sold	3,328,152	6,854,423	$80,022,043	$157,862,373
Reinvestment of distributions	482,196	66,377	11,799,344	1,486,016
Shares redeemed	(2,845,247)	(1,528,651)	(65,417,388)	(36,740,432)
Net increase (decrease)	965,101	5,392,149	$26,403,999	$122,607,957

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Dividend Growth Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Dividend Growth Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Funds shareholders approved the reorganization that is expected to become effective during August 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the Funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Dividend Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Board noted that, at a meeting in November 2024, it had approved the reorganization of the fund into Fidelity Dividend Growth Fund and that such reorganization was subject to approval by the fund's shareholders.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate for Class I ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its asset-sized peer group median. The Board noted that the total expense ratio of Class I of the fund ranked above the total peer group competitive median due to the fund's positive performance adjustment.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.721239.126
ADGF-SANN-0725
Fidelity Advisor® Equity Income Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Equity Income Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States)	118,800	8,483,508
DENMARK - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Carlsberg AS Series B	20,200	2,891,468
FRANCE - 1.9%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	217,300	12,792,051
Industrials - 0.2%
Aerospace & Defense - 0.2%
Thales SA	10,200	3,123,969
Information Technology - 1.0%
IT Services - 1.0%
Capgemini SE	115,000	19,097,261
TOTAL FRANCE		35,013,281
JAPAN - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Subaru Corp	73,500	1,349,244
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	181,430	7,379,260
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	77,800	15,040,296
UNITED KINGDOM - 2.8%
Consumer Staples - 2.5%
Beverages - 0.9%
Coca-Cola Europacific Partners PLC	117,600	10,794,504
Diageo PLC	211,500	5,740,377
		16,534,881
Personal Care Products - 1.6%
Unilever PLC ADR	441,200	28,166,208
TOTAL CONSUMER STAPLES		44,701,089

Industrials - 0.3%
Industrial Conglomerates - 0.3%
DCC PLC	98,600	6,158,866
TOTAL UNITED KINGDOM		50,859,955
UNITED STATES - 89.8%
Communication Services - 6.3%
Diversified Telecommunication Services - 1.6%
Verizon Communications Inc	676,290	29,729,708
Entertainment - 1.3%
Walt Disney Co/The	210,900	23,840,136
Interactive Media & Services - 0.3%
Alphabet Inc Class A	34,500	5,925,030
Media - 3.1%
Comcast Corp Class A	1,178,700	40,747,659
Omnicom Group Inc	209,500	15,385,680
		56,133,339
TOTAL COMMUNICATION SERVICES		115,628,213

Consumer Discretionary - 2.5%
Automobile Components - 0.4%
Lear Corp	79,400	7,179,348
Distributors - 0.5%
LKQ Corp	208,900	8,454,183
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts Inc	34,500	5,525,865
Household Durables - 0.5%
Whirlpool Corp	117,700	9,191,193
Specialty Retail - 0.6%
Bath & Body Works Inc	396,200	11,141,144
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	84,000	6,598,200
TOTAL CONSUMER DISCRETIONARY		48,089,933

Consumer Staples - 7.7%
Beverages - 1.7%
Coca-Cola Co/The	107,100	7,721,910
Keurig Dr Pepper Inc	678,900	22,858,563
		30,580,473
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A (a)	547,200	12,164,256
Sysco Corp	280,700	20,491,100
		32,655,356
Food Products - 1.2%
JM Smucker Co	106,400	11,981,704
The Campbell's Company	286,500	9,752,460
		21,734,164
Household Products - 2.1%
Procter & Gamble Co/The	164,000	27,861,960
Reynolds Consumer Products Inc	469,200	10,359,936
		38,221,896
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	160,200	10,723,788
Kenvue Inc	279,105	6,662,236
		17,386,024
TOTAL CONSUMER STAPLES		140,577,913

Energy - 7.2%
Energy Equipment & Services - 1.0%
Schlumberger NV	535,900	17,711,495
Oil, Gas & Consumable Fuels - 6.2%
Enterprise Products Partners LP	549,700	16,941,754
Exxon Mobil Corp	356,700	36,490,410
Plains All American Pipeline LP	221,200	3,658,648
Shell PLC ADR	855,300	56,637,966
		113,728,778
TOTAL ENERGY		131,440,273

Financials - 20.3%
Banks - 11.2%
Bank of America Corp	824,200	36,371,946
East West Bancorp Inc	37,100	3,383,520
Huntington Bancshares Inc/OH	1,105,500	17,278,965
M&T Bank Corp	197,700	36,107,928
PNC Financial Services Group Inc/The	112,900	19,623,149
US Bancorp	1,151,800	50,206,962
Wells Fargo & Co (a)	546,950	40,900,921
		203,873,391
Capital Markets - 3.9%
Bank of New York Mellon Corp/The	163,900	14,523,179
Charles Schwab Corp/The	203,300	17,959,522
Lazard Inc	140,000	6,076,000
Northern Trust Corp	210,100	22,426,074
State Street Corp	111,100	10,696,708
		71,681,483
Financial Services - 0.7%
Fidelity National Information Services Inc	113,100	9,003,891
Visa Inc Class A	12,800	4,674,432
		13,678,323
Insurance - 4.5%
American Financial Group Inc/OH	21,800	2,702,764
Chubb Ltd	126,584	37,620,765
First American Financial Corp	160,600	8,963,086
The Travelers Companies, Inc.	119,700	33,001,290
		82,287,905
TOTAL FINANCIALS		371,521,102

Health Care - 12.7%
Biotechnology - 1.4%
Gilead Sciences Inc	238,700	26,276,096
Health Care Providers & Services - 4.5%
Cigna Group/The	114,200	36,160,288
CVS Health Corp	147,100	9,420,284
Elevance Health Inc	18,200	6,985,888
UnitedHealth Group Inc	97,900	29,556,989
		82,123,449
Pharmaceuticals - 6.8%
Bristol-Myers Squibb Co	183,100	8,840,068
GSK PLC ADR	927,800	38,067,634
Johnson & Johnson	170,071	26,396,720
Merck & Co Inc	445,600	34,239,904
Royalty Pharma PLC Class A	343,700	11,300,856
Sanofi SA ADR	134,300	6,630,391
		125,475,573
TOTAL HEALTH CARE		233,875,118

Industrials - 10.4%
Aerospace & Defense - 1.4%
General Dynamics Corp	21,200	5,903,988
Lockheed Martin Corp (a)	39,200	18,909,296
		24,813,284
Air Freight & Logistics - 2.0%
CH Robinson Worldwide Inc	110,200	10,575,894
FedEx Corp	62,300	13,587,630
United Parcel Service Inc Class B	121,700	11,870,618
		36,034,142
Construction & Engineering - 0.6%
AECOM	93,200	10,238,020
Electrical Equipment - 0.9%
Regal Rexnord Corp	120,500	16,079,520
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings Inc	177,200	7,853,504
Industrial Conglomerates - 0.8%
3M Co	100,300	14,879,505
Machinery - 1.5%
Allison Transmission Holdings Inc	131,200	13,581,824
Oshkosh Corp	92,200	9,145,318
PACCAR Inc	57,500	5,396,375
		28,123,517
Professional Services - 2.4%
Genpact Ltd	142,000	6,113,100
ManpowerGroup Inc	144,000	6,040,800
Robert Half Inc	119,500	5,471,905
SS&C Technologies Holdings Inc	333,500	26,950,135
		44,575,940
Trading Companies & Distributors - 0.4%
Wesco International Inc	44,700	7,504,683
TOTAL INDUSTRIALS		190,102,115

Information Technology - 8.2%
Communications Equipment - 2.3%
Cisco Systems Inc (a)	674,953	42,549,037
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp	95,200	11,551,568
IT Services - 1.8%
Amdocs Ltd	364,122	33,411,835
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM Inc	60,700	8,813,640
Software - 1.8%
Gen Digital Inc	520,900	14,835,232
Microsoft Corp	23,600	10,864,496
Salesforce Inc	29,800	7,908,026
		33,607,754
Technology Hardware, Storage & Peripherals - 1.2%
Seagate Technology Holdings PLC	124,300	14,659,942
Western Digital Corp (b)	127,800	6,588,090
		21,248,032
TOTAL INFORMATION TECHNOLOGY		151,181,866

Materials - 4.3%
Chemicals - 0.5%
CF Industries Holdings Inc	100,700	9,134,497
Containers & Packaging - 3.7%
Amcor PLC	1,347,775	12,278,230
Ball Corp	345,200	18,495,816
Crown Holdings Inc	240,400	23,679,401
Sonoco Products Co	309,000	14,071,860
		68,525,307
Paper & Forest Products - 0.1%
Magnera Corp (b)	81,374	978,115
TOTAL MATERIALS		78,637,919

Real Estate - 4.0%
Office REITs - 0.7%
COPT Defense Properties	310,800	8,531,460
Douglas Emmett Inc	341,200	4,855,276
		13,386,736
Specialized REITs - 3.3%
American Tower Corp (a)	78,900	16,935,885
Crown Castle Inc	115,700	11,610,495
Gaming and Leisure Properties Inc	287,500	13,426,250
Public Storage Operating Co	27,600	8,512,116
Weyerhaeuser Co	332,700	8,620,257
		59,105,003
TOTAL REAL ESTATE		72,491,739

Utilities - 6.2%
Electric Utilities - 5.0%
Duke Energy Corp	141,700	16,680,924
Edison International	101,864	5,668,732
Exelon Corp	687,600	30,130,632
FirstEnergy Corp	445,200	18,671,688
PG&E Corp	730,300	12,327,464
Portland General Electric Co	206,000	8,734,400
		92,213,840
Multi-Utilities - 1.2%
Sempra	271,700	21,352,903
TOTAL UTILITIES		113,566,743

TOTAL UNITED STATES		1,647,112,934
TOTAL COMMON STOCKS (Cost $1,481,588,333)		1,768,129,946

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $59,633,689)	4.32	59,621,763	59,633,688

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,541,222,022)	1,827,763,634
NET OTHER ASSETS (LIABILITIES) - 0.4%	6,821,018
NET ASSETS - 100.0%	1,834,584,652

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Albertsons Cos Inc Class A	Chicago Board Options Exchange	2,171	4,826,133	24.00	07/18/25	(37,993)
American Tower Corp	Chicago Board Options Exchange	220	4,722,300	230.00	07/18/25	(34,100)
Cisco Systems Inc	Chicago Board Options Exchange	1,005	6,335,520	62.50	07/18/25	(209,040)
Lockheed Martin Corp	Chicago Board Options Exchange	74	3,569,612	515.00	07/18/25	(35,335)
Wells Fargo & Co	Chicago Board Options Exchange	1,083	8,098,674	77.50	07/18/25	(238,260)

						(554,728)
TOTAL WRITTEN OPTIONS						(554,728)

Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $27,552,239.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,209,000	167,805,920	157,381,219	859,382	-	(13)	59,633,688	59,621,763	0.1%
Fidelity Securities Lending Cash Central Fund	-	210,478,436	210,478,436	10,464	-	-	-	-	0.0%
Total	49,209,000	378,284,356	367,859,655	869,846	-	(13)	59,633,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	115,628,213	115,628,213	-	-
Consumer Discretionary	57,922,685	56,573,441	1,349,244	-
Consumer Staples	188,170,470	179,538,625	8,631,845	-
Energy	144,232,324	131,440,273	12,792,051	-
Financials	371,521,102	371,521,102	-	-
Health Care	233,875,118	233,875,118	-	-
Industrials	199,384,950	196,260,981	3,123,969	-
Information Technology	192,698,683	173,601,422	19,097,261	-
Materials	78,637,919	78,637,919	-	-
Real Estate	72,491,739	72,491,739	-	-
Utilities	113,566,743	113,566,743	-	-

Money Market Funds	59,633,688	59,633,688	-	-
Total Investments in Securities:	1,827,763,634	1,782,769,264	44,994,370	-
Derivative Instruments:

Liabilities
Written Options	(554,728)	(554,728)	-	-
Total Liabilities	(554,728)	(554,728)	-	-
Total Derivative Instruments:	(554,728)	(554,728)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(554,728)
Total Equity Risk	0	(554,728)
Total Value of Derivatives	0	(554,728)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,481,588,333)	$1,768,129,946
Fidelity Central Funds (cost $59,633,689)	59,633,688

Total Investment in Securities (cost $1,541,222,022)		$1,827,763,634
Cash		24
Foreign currency held at value (cost $65,954)		65,997
Receivable for investments sold		3,920,262
Receivable for fund shares sold		1,502,277
Dividends receivable		4,486,467
Reclaims receivable		1,163,886
Distributions receivable from Fidelity Central Funds		211,188
Prepaid expenses		265
Receivable from investment adviser for expense reductions		58,950
Other receivables		40,929
Total assets		1,839,213,879
Liabilities
Payable for investments purchased	$905,778
Payable for fund shares redeemed	1,725,508
Accrued management fee	884,922
Distribution and service plan fees payable	431,328
Written options, at value (premium received $499,056)	554,728
Other payables and accrued expenses	126,963
Total liabilities		4,629,227
Net Assets		$1,834,584,652
Net Assets consist of:
Paid in capital		$1,482,878,575
Total accumulated earnings (loss)		351,706,077
Net Assets		$1,834,584,652

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($802,555,943 ÷ 24,346,651 shares)(a)		$32.96
Maximum offering price per share (100/94.25 of $32.96)		$34.97
Class M :
Net Asset Value and redemption price per share ($537,716,519 ÷ 15,672,748 shares)(a)		$34.31
Maximum offering price per share (100/96.50 of $34.31)		$35.55
Class C :
Net Asset Value and offering price per share ($50,071,305 ÷ 1,491,383 shares)(a)		$33.57
Class I :
Net Asset Value, offering price and redemption price per share ($368,930,056 ÷ 10,358,508 shares)		$35.62
Class Z :
Net Asset Value, offering price and redemption price per share ($75,310,829 ÷ 2,119,167 shares)		$35.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$27,392,829
Income from Fidelity Central Funds (including $10,464 from security lending)		869,846
Total income		28,262,675
Expenses
Management fee	$5,402,802
Distribution and service plan fees	2,635,596
Custodian fees and expenses	17,746
Independent trustees' fees and expenses	4,006
Registration fees	60,896
Audit fees	83,951
Legal	38,855
Interest	26,934
Miscellaneous	95,246
Total expenses before reductions	8,366,032
Expense reductions	(62,624)
Total expenses after reductions		8,303,408
Net Investment income (loss)		19,959,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,500,391
Foreign currency transactions	32,343
Written options	914,950
Total net realized gain (loss)		54,447,684
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(168,611,281)
Fidelity Central Funds	(13)
Assets and liabilities in foreign currencies	87,305
Written options	298,171
Total change in net unrealized appreciation (depreciation)		(168,225,818)
Net gain (loss)		(113,778,134)
Net increase (decrease) in net assets resulting from operations		$(93,818,867)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,959,267	$39,169,714
Net realized gain (loss)	54,447,684	108,234,107
Change in net unrealized appreciation (depreciation)	(168,225,818)	279,340,284
Net increase (decrease) in net assets resulting from operations	(93,818,867)	426,744,105
Distributions to shareholders	(117,489,041)	(86,238,729)

Share transactions - net increase (decrease)	(40,302,863)	(61,313,116)
Total increase (decrease) in net assets	(251,610,771)	279,192,260

Net Assets
Beginning of period	2,086,195,423	1,807,003,163
End of period	$1,834,584,652	$2,086,195,423

Financial Highlights
Fidelity Advisor® Equity Income Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.74	$30.62	$31.78	$32.34	$27.88	$30.22
Income from Investment Operations
Net investment income (loss) A,B	.36	.72	.69	.61	.58	.65
Net realized and unrealized gain (loss)	(1.99)	6.95	(.04)	2.32	4.53	(.67)
Total from investment operations	(1.63)	7.67	.65	2.93	5.11	(.02)
Distributions from net investment income	(.39)	(.76)	(.64)	(.58)	(.65)	(.66)
Distributions from net realized gain	(1.76)	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(2.15)	(1.55) D	(1.81)	(3.49)	(.65)	(2.32) D
Net asset value, end of period	$32.96	$36.74	$30.62	$31.78	$32.34	$27.88
Total Return E,F,G	(4.36) %	25.92%	2.34%	9.34%	18.46%	.02%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.87% J,K	.86%	.89%	.89%	.90%	.92%
Expenses net of fee waivers, if any	.86 % J,K	.86%	.89%	.89%	.89%	.92%
Expenses net of all reductions, if any	.86% J,K	.86%	.89%	.89%	.89%	.92%
Net investment income (loss)	2.18% J,K	2.15%	2.30%	1.98%	1.80%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$802,556	$857,689	$721,260	$741,312	$675,220	$591,089
Portfolio turnover rate L	51 % K	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.13	$31.72	$32.84	$33.30	$28.69	$31.02
Income from Investment Operations
Net investment income (loss) A,B	.33	.66	.64	.56	.52	.60
Net realized and unrealized gain (loss)	(2.05)	7.21	(.03)	2.38	4.66	(.68)
Total from investment operations	(1.72)	7.87	.61	2.94	5.18	(.08)
Distributions from net investment income	(.34)	(.67)	(.56)	(.49)	(.57)	(.59)
Distributions from net realized gain	(1.76)	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(2.10)	(1.46) D	(1.73)	(3.40)	(.57)	(2.25) D
Net asset value, end of period	$34.31	$38.13	$31.72	$32.84	$33.30	$28.69
Total Return E,F,G	(4.45) %	25.60%	2.12%	9.08%	18.16%	(.22)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.11% J,K	1.10%	1.13%	1.13%	1.14%	1.16%
Expenses net of fee waivers, if any	1.10 % J,K	1.10%	1.13%	1.13%	1.13%	1.16%
Expenses net of all reductions, if any	1.10% J,K	1.10%	1.13%	1.13%	1.13%	1.15%
Net investment income (loss)	1.94% J,K	1.91%	2.06%	1.74%	1.56%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$537,717	$596,279	$524,459	$571,256	$554,644	$533,726
Portfolio turnover rate L	51 % K	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.36	$31.11	$32.23	$32.75	$28.21	$30.52
Income from Investment Operations
Net investment income (loss) A,B	.24	.47	.46	.37	.32	.45
Net realized and unrealized gain (loss)	(2.02)	7.06	(.02)	2.35	4.60	(.66)
Total from investment operations	(1.78)	7.53	.44	2.72	4.92	(.21)
Distributions from net investment income	(.26)	(.49)	(.39)	(.32)	(.37)	(.43)
Distributions from net realized gain	(1.76)	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(2.01) D	(1.28) D	(1.56)	(3.24) D	(.38) D	(2.10)
Net asset value, end of period	$33.57	$37.36	$31.11	$32.23	$32.75	$28.21
Total Return E,F,G	(4.70) %	24.93%	1.57%	8.46%	17.51%	(.77)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.62% J,K	1.62%	1.68%	1.68%	1.70%	1.72%
Expenses net of fee waivers, if any	1.62 % J,K	1.61%	1.67%	1.68%	1.69%	1.72%
Expenses net of all reductions, if any	1.62% J,K	1.61%	1.67%	1.68%	1.69%	1.72%
Net investment income (loss)	1.42% J,K	1.40%	1.52%	1.19%	1.00%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$50,071	$53,412	$50,681	$68,428	$51,811	$63,470
Portfolio turnover rate L	51 % K	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.50	$32.81	$33.91	$34.28	$29.51	$31.85
Income from Investment Operations
Net investment income (loss) A,B	.43	.86	.82	.73	.70	.75
Net realized and unrealized gain (loss)	(2.13)	7.46	(.04)	2.47	4.80	(.70)
Total from investment operations	(1.70)	8.32	.78	3.20	5.50	.05
Distributions from net investment income	(.43)	(.83)	(.71)	(.65)	(.73)	(.72)
Distributions from net realized gain	(1.76)	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(2.18) D	(1.63)	(1.88)	(3.57) D	(.73)	(2.39)
Net asset value, end of period	$35.62	$39.50	$32.81	$33.91	$34.28	$29.51
Total Return E,F	(4.20) %	26.19%	2.60%	9.62%	18.75%	.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I,J	.61%	.65%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.61 % I,J	.61%	.65%	.65%	.65%	.67%
Expenses net of all reductions, if any	.61% I,J	.61%	.64%	.65%	.65%	.66%
Net investment income (loss)	2.43% I,J	2.40%	2.54%	2.22%	2.05%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$368,930	$429,311	$367,712	$359,047	$244,066	$178,262
Portfolio turnover rate K	51 % J	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.42	$32.76	$33.86	$34.24	$29.48	$31.82
Income from Investment Operations
Net investment income (loss) A,B	.46	.91	.86	.77	.75	.79
Net realized and unrealized gain (loss)	(2.13)	7.44	(.03)	2.46	4.78	(.70)
Total from investment operations	(1.67)	8.35	.83	3.23	5.53	.09
Distributions from net investment income	(.45)	(.90)	(.76)	(.70)	(.77)	(.76)
Distributions from net realized gain	(1.76)	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(2.21)	(1.69) D	(1.93)	(3.61)	(.77)	(2.43)
Net asset value, end of period	$35.54	$39.42	$32.76	$33.86	$34.24	$29.48
Total Return E,F	(4.14) %	26.37%	2.75%	9.77%	18.89%	.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.49% I,J	.47%	.51%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.48 % I,J	.46%	.50%	.51%	.51%	.52%
Expenses net of all reductions, if any	.48% I,J	.46%	.50%	.51%	.51%	.52%
Net investment income (loss)	2.56% I,J	2.55%	2.69%	2.36%	2.18%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$75,311	$149,504	$142,891	$117,174	$34,870	$26,400
Portfolio turnover rate K	51 % J	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Income Fund	$19,133

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$348,118,434
Gross unrealized depreciation	(67,764,886)
Net unrealized appreciation (depreciation)	$280,353,548
Tax cost	$1,547,354,414

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Income Fund	467,509,463	613,804,716
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.59
Class M	.58
Class C	.62
Class I	.60
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.59
Class M	.58
Class C	.59
Class I	.59
Class Z	.46

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	1,005,215	26,546
Class M	.25%	.25%	1,375,346	5,939
Class C	.75%	.25%	255,035	37,546
			2,635,596	70,031

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	66,797
Class M	5,891
Class CA	315
73,003

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Income Fund	21,672

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Equity Income Fund	Borrower	30,327,571	4.57%	26,934

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Income Fund	54,507,340	56,279,178	6,394,628
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Equity Income Fund	1,517
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Income Fund	1,108	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,674.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $58,950.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Income Fund
Distributions to shareholders
Class A	$50,081,472	$36,474,168
Class M	32,662,188	23,791,672
Class C	2,953,836	2,015,970
Class I	23,658,654	17,546,366
Class Z	8,132,891	6,410,553
Total	$117,489,041	$86,238,729
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Income Fund
Class A
Shares sold	1,425,775	1,926,360	$47,101,537	$64,008,971
Reinvestment of distributions	1,474,154	1,098,509	48,040,945	34,887,511
Shares redeemed	(1,901,273)	(3,229,213)	(62,819,215)	(107,448,268)
Net increase (decrease)	998,656	(204,344)	$32,323,267	$(8,551,786)
Class M
Shares sold	614,441	1,089,497	$21,069,690	$37,737,514
Reinvestment of distributions	943,230	707,583	32,030,399	23,259,924
Shares redeemed	(1,522,661)	(2,690,747)	(52,417,023)	(92,668,727)
Net increase (decrease)	35,010	(893,667)	$683,066	$(31,671,289)
Class C
Shares sold	238,163	234,268	$8,112,688	$7,981,939
Reinvestment of distributions	86,990	61,617	2,896,492	1,976,212
Shares redeemed	(263,331)	(495,352)	(8,902,180)	(16,723,293)
Net increase (decrease)	61,822	(199,467)	$2,107,000	$(6,765,142)
Class I
Shares sold	1,274,724	2,865,014	$45,703,846	$105,994,394
Reinvestment of distributions	637,182	487,129	22,420,521	16,617,377
Shares redeemed	(2,421,689)	(3,691,068)	(85,366,733)	(127,714,990)
Net increase (decrease)	(509,783)	(338,925)	$(17,242,366)	$(5,103,219)
Class Z
Shares sold	627,610	2,758,506	$22,438,630	$103,896,433
Reinvestment of distributions	195,362	165,445	6,868,503	5,622,374
Shares redeemed	(2,496,318)	(3,492,935)	(87,480,963)	(118,740,487)
Net increase (decrease)	(1,673,346)	(568,984)	$(58,173,830)	$(9,221,680)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Reorganization.
Subsequent to period end, on June 6, 2025, Fidelity Equity Dividend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Equity Income Fund ("Acquired" Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Equity Dividend Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Equity Dividend Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Equity Dividend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Equity Dividend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Equity Income Fund	1,818,066,783	295,616,523
Class A			804,694,759	27,950,465	1.1053421327
Class M			536,415,288	18,632,018	1.1530600903
Class C			50,350,980	1,748,903	1.1284056964
Class I			370,427,662	12,862,087	1.1973263889
Class Z			73,236,119	2,542,924	1.1941944444

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Equity Dividend Income Fund	5,528,220,981	7,363,345,789

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Equity Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Board noted that, at a meeting in October 2024, it had approved the reorganization of the fund into Fidelity Equity Dividend Income Fund and that such reorganization was expected to occur on or about June 6, 2025.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704674.127
EPI-SANN-0725
Fidelity Advisor® Equity Value Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Equity Value Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 2.6%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	17,300	896,925
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd (United States)	38,938	1,182,547
Imperial Oil Ltd (United States) (a)	17,985	1,283,230
Parex Resources Inc	53,432	528,344
Parkland Corp	10,100	285,112
		3,279,233
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States) (a)	22,163	1,308,282
TOTAL CANADA		5,484,440
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	2,637	437,908
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	9,164	878,003
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	2,300	236,486
UNITED KINGDOM - 4.1%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	8,394	476,111
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Europacific Partners PLC	12,682	1,164,081
Diageo PLC	33,280	903,261
		2,067,342
Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC ADR	42,578	3,100,956
Utilities - 1.4%
Multi-Utilities - 1.4%
National Grid PLC	212,739	2,999,624
TOTAL UNITED KINGDOM		8,644,033
UNITED STATES - 91.6%
Communication Services - 3.5%
Entertainment - 1.3%
Walt Disney Co/The	24,395	2,757,611
Interactive Media & Services - 0.7%
Alphabet Inc Class A	8,704	1,494,825
Media - 1.5%
Comcast Corp Class A	85,792	2,965,829
TOTAL COMMUNICATION SERVICES		7,218,265

Consumer Discretionary - 4.4%
Diversified Consumer Services - 1.2%
H&R Block Inc	43,161	2,458,019
Specialty Retail - 2.8%
Lowe's Cos Inc	7,421	1,675,142
Murphy USA Inc	1,700	725,543
Ross Stores Inc	13,259	1,857,453
Ulta Beauty Inc (b)	3,395	1,600,607
		5,858,745
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	10,449	820,769
TOTAL CONSUMER DISCRETIONARY		9,137,533

Consumer Staples - 10.3%
Beverages - 2.3%
Coca-Cola Co/The	25,291	1,823,481
Keurig Dr Pepper Inc	88,793	2,989,660
		4,813,141
Consumer Staples Distribution & Retail - 2.8%
BJ's Wholesale Club Holdings Inc (b)	16,430	1,860,040
Target Corp	6,525	613,415
US Foods Holding Corp (b)	33,560	2,655,268
Walgreens Boots Alliance Inc	62,900	707,625
		5,836,348
Food Products - 1.6%
JM Smucker Co	7,200	810,792
Mondelez International Inc	28,647	1,933,386
Tyson Foods Inc Class A	11,185	628,150
		3,372,328
Household Products - 1.6%
Procter & Gamble Co/The	19,334	3,284,653
Personal Care Products - 2.0%
Kenvue Inc	178,555	4,262,108
TOTAL CONSUMER STAPLES		21,568,578

Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
ConocoPhillips	31,927	2,724,969
Exxon Mobil Corp	77,041	7,881,294
Shell PLC ADR	64,939	4,300,261
		14,906,524
Financials - 26.6%
Banks - 11.7%
Bank of America Corp	143,129	6,316,284
Cullen/Frost Bankers Inc	4,143	526,078
JPMorgan Chase & Co	20,894	5,516,016
M&T Bank Corp	10,988	2,006,848
PNC Financial Services Group Inc/The	18,383	3,195,149
US Bancorp	39,946	1,741,246
Wells Fargo & Co	66,215	4,951,558
		24,253,179
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	18,000	1,594,980
Blackrock Inc	1,761	1,725,586
Northern Trust Corp	22,985	2,453,419
State Street Corp	10,000	962,800
		6,736,785
Consumer Finance - 1.1%
Capital One Financial Corp	12,301	2,326,734
Financial Services - 2.6%
Berkshire Hathaway Inc Class B (b)	7,861	3,961,630
Visa Inc Class A	4,295	1,568,491
		5,530,121
Insurance - 7.4%
Chubb Ltd	18,694	5,555,857
Hartford Insurance Group Inc/The	6,000	779,039
The Travelers Companies, Inc.	22,835	6,295,610
Willis Towers Watson PLC	7,970	2,522,904
		15,153,410
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp (a)	76,400	683,016
Annaly Capital Management Inc	32,200	610,190
		1,293,206
TOTAL FINANCIALS		55,293,435

Health Care - 12.8%
Biotechnology - 1.3%
Gilead Sciences Inc	25,068	2,759,485
Health Care Providers & Services - 7.1%
Centene Corp (b)	78,034	4,404,239
Cigna Group/The	17,275	5,469,957
CVS Health Corp	45,408	2,907,928
UnitedHealth Group Inc	6,566	1,982,341
		14,764,465
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific Inc	3,400	1,369,588
Pharmaceuticals - 3.8%
Elanco Animal Health Inc (b)	90,800	1,220,351
GSK PLC ADR	76,386	3,134,118
Haleon PLC	318,173	1,776,146
Merck & Co Inc	22,400	1,721,216
		7,851,831
TOTAL HEALTH CARE		26,745,369

Industrials - 12.9%
Aerospace & Defense - 2.4%
L3Harris Technologies Inc	4,932	1,205,085
Lockheed Martin Corp	4,034	1,945,921
Northrop Grumman Corp	3,187	1,544,962
Textron Inc	5,600	414,568
		5,110,536
Air Freight & Logistics - 0.8%
CH Robinson Worldwide Inc	7,900	758,163
FedEx Corp	900	196,290
United Parcel Service Inc Class B	7,020	684,731
		1,639,184
Building Products - 1.3%
Builders FirstSource Inc (b)	4,600	495,328
Johnson Controls International plc	22,103	2,240,581
		2,735,909
Electrical Equipment - 0.5%
GE Vernova Inc	400	189,192
Regal Rexnord Corp	7,056	941,553
		1,130,745
Ground Transportation - 1.6%
CSX Corp	49,963	1,578,332
Heartland Express Inc	7,100	63,545
Knight-Swift Transportation Holdings Inc	2,300	101,936
Norfolk Southern Corp	6,003	1,483,461
Werner Enterprises Inc (a)	6,300	163,485
		3,390,759
Industrial Conglomerates - 0.6%
3M Co	8,608	1,276,997
Machinery - 4.5%
Allison Transmission Holdings Inc	5,700	590,064
Cummins Inc	700	225,036
Deere & Co	8,760	4,434,838
Dover Corp	7,012	1,246,383
Pentair PLC	18,200	1,805,076
Westinghouse Air Brake Technologies Corp	5,300	1,072,296
		9,373,693
Professional Services - 0.5%
Maximus Inc	13,312	965,252
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	7,901	1,440,668
TOTAL INDUSTRIALS		27,063,743

Information Technology - 6.0%
Communications Equipment - 2.3%
Cisco Systems Inc	76,828	4,843,237
IT Services - 1.5%
Amdocs Ltd	21,561	1,978,438
Cognizant Technology Solutions Corp Class A	14,767	1,195,979
		3,174,417
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology Inc	14,970	1,414,066
Software - 1.3%
Gen Digital Inc	93,584	2,665,272
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp (b)	9,600	494,880
TOTAL INFORMATION TECHNOLOGY		12,591,872

Materials - 2.7%
Chemicals - 0.7%
AdvanSix Inc	2,200	51,722
CF Industries Holdings Inc	7,691	697,651
Mosaic Co/The	18,500	668,590
		1,417,963
Construction Materials - 0.8%
CRH PLC	19,004	1,732,405
Containers & Packaging - 0.9%
Crown Holdings Inc	14,076	1,386,486
Silgan Holdings Inc	7,300	402,011
		1,788,497
Metals & Mining - 0.3%
Newmont Corp	14,000	738,079
TOTAL MATERIALS		5,676,944

Real Estate - 1.5%
Retail REITs - 0.4%
Simon Property Group Inc	5,000	815,350
Specialized REITs - 1.1%
Crown Castle Inc	13,431	1,347,801
Lamar Advertising Co Class A	4,400	530,376
Outfront Media Inc	21,912	361,986
		2,240,163
TOTAL REAL ESTATE		3,055,513

Utilities - 3.8%
Electric Utilities - 3.3%
Edison International	19,902	1,107,546
Eversource Energy	20,248	1,312,273
FirstEnergy Corp	27,480	1,152,511
PG&E Corp	184,661	3,117,078
Southern Co/The	3,370	303,300
		6,992,708
Gas Utilities - 0.3%
UGI Corp	18,000	649,080
Multi-Utilities - 0.2%
Sempra	4,605	361,907
TOTAL UTILITIES		8,003,695

TOTAL UNITED STATES		191,261,471
TOTAL COMMON STOCKS (Cost $162,547,083)		206,942,341

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd (Cost $1,064,121)	29,183	973,640

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	584,023	584,140
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	3,526,197	3,526,550
TOTAL MONEY MARKET FUNDS (Cost $4,110,690)			4,110,690

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $167,721,894)	212,026,671
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(3,018,270)
NET ASSETS - 100.0%	209,008,401

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,311,483	16,064,035	20,791,378	73,825	-	-	584,140	584,023	0.0%
Fidelity Securities Lending Cash Central Fund	-	18,640,211	15,113,661	2,080	-	-	3,526,550	3,526,197	0.0%
Total	5,311,483	34,704,246	35,905,039	75,905	-	-	4,110,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,218,265	7,218,265	-	-
Consumer Discretionary	9,850,130	9,374,019	476,111	-
Consumer Staples	24,532,845	23,629,584	903,261	-
Energy	18,185,757	18,185,757	-	-
Financials	55,293,435	55,293,435	-	-
Health Care	30,724,328	28,948,182	1,776,146	-
Industrials	27,063,743	27,063,743	-	-
Information Technology	13,029,780	12,591,872	437,908	-
Materials	6,985,226	6,985,226	-	-
Real Estate	3,055,513	3,055,513	-	-
Utilities	11,003,319	11,003,319	-	-

Non-Convertible Preferred Stocks
Information Technology	973,640	973,640	-	-

Money Market Funds	4,110,690	4,110,690	-	-
Total Investments in Securities:	212,026,671	208,433,245	3,593,426	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,417,605) - See accompanying schedule:
Unaffiliated issuers (cost $163,611,204)	$207,915,981
Fidelity Central Funds (cost $4,110,690)	4,110,690

Total Investment in Securities (cost $167,721,894)		$212,026,671
Foreign currency held at value (cost $270)		1,167
Receivable for fund shares sold		213,318
Dividends receivable		547,128
Distributions receivable from Fidelity Central Funds		8,173
Prepaid expenses		31
Receivable from investment adviser for expense reductions		57,936
Other receivables		2,621
Total assets		212,857,045
Liabilities
Payable for fund shares redeemed	$124,614
Accrued management fee	83,943
Distribution and service plan fees payable	45,094
Other payables and accrued expenses	68,443
Collateral on securities loaned	3,526,550
Total liabilities		3,848,644
Net Assets		$209,008,401
Net Assets consist of:
Paid in capital		$159,025,855
Total accumulated earnings (loss)		49,982,546
Net Assets		$209,008,401

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($116,445,795 ÷ 4,922,231 shares)(a)		$23.66
Maximum offering price per share (100/94.25 of $23.66)		$25.10
Class M :
Net Asset Value and redemption price per share ($29,856,923 ÷ 1,261,237 shares)(a)		$23.67
Maximum offering price per share (100/96.50 of $23.67)		$24.53
Class C :
Net Asset Value and offering price per share ($10,370,066 ÷ 449,477 shares)(a)		$23.07
Class I :
Net Asset Value, offering price and redemption price per share ($38,661,525 ÷ 1,585,920 shares)		$24.38
Class Z :
Net Asset Value, offering price and redemption price per share ($13,674,092 ÷ 565,068 shares)		$24.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$2,443,380
Income from Fidelity Central Funds (including $2,080 from security lending)		75,905
Total income		2,519,285
Expenses
Management fee
Basic fee	$726,314
Performance adjustment	(194,355)
Distribution and service plan fees	277,771
Custodian fees and expenses	7,483
Independent trustees' fees and expenses	450
Registration fees	69,605
Audit fees	38,767
Legal	11,397
Miscellaneous	49,728
Total expenses before reductions	987,160
Expense reductions	(58,058)
Total expenses after reductions		929,102
Net Investment income (loss)		1,590,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,844,448
Foreign currency transactions	4,047
Total net realized gain (loss)		4,848,495
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(16,530,823)
Assets and liabilities in foreign currencies	5,538
Total change in net unrealized appreciation (depreciation)		(16,525,285)
Net gain (loss)		(11,676,790)
Net increase (decrease) in net assets resulting from operations		$(10,086,607)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,590,183	$2,909,279
Net realized gain (loss)	4,848,495	8,971,498
Change in net unrealized appreciation (depreciation)	(16,525,285)	27,997,601
Net increase (decrease) in net assets resulting from operations	(10,086,607)	39,878,378
Distributions to shareholders	(10,924,136)	(6,994,111)

Share transactions - net increase (decrease)	1,196,864	(10,884,682)
Total increase (decrease) in net assets	(19,813,879)	21,999,585

Net Assets
Beginning of period	228,822,280	206,822,695
End of period	$209,008,401	$228,822,280

Financial Highlights
Fidelity Advisor® Equity Value Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.07	$22.39	$23.31	$22.52	$18.87	$18.81
Income from Investment Operations
Net investment income (loss) A,B	.18	.33	.27	.20	.16	.24 C
Net realized and unrealized gain (loss)	(1.33)	4.12	(.83)	1.30	3.69	.80
Total from investment operations	(1.15)	4.45	(.56)	1.50	3.85	1.04
Distributions from net investment income	(.38)	(.30)	(.19)	(.11)	(.20)	(.45)
Distributions from net realized gain	(.88)	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(1.26)	(.77)	(.36)	(.71)	(.20)	(.98)
Net asset value, end of period	$23.66	$26.07	$22.39	$23.31	$22.52	$18.87
Total Return D,E,F	(4.35) %	20.44%	(2.38)%	6.63%	20.58%	5.68%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I,J	.94%	1.14%	1.19%	1.14%	1.11%
Expenses net of fee waivers, if any	.86 % I,J	.94%	1.13%	1.15%	1.14%	1.10%
Expenses net of all reductions, if any	.86% I,J	.94%	1.13%	1.15%	1.14%	1.09%
Net investment income (loss)	1.53% I,J	1.38%	1.24%	.90%	.73%	1.44% C
Supplemental Data
Net assets, end of period (000 omitted)	$116,446	$127,177	$110,910	$117,379	$96,669	$67,291
Portfolio turnover rate K	49 % I	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.05	$22.37	$23.28	$22.50	$18.85	$18.79
Income from Investment Operations
Net investment income (loss) A,B	.15	.27	.22	.14	.11	.20 C
Net realized and unrealized gain (loss)	(1.34)	4.13	(.83)	1.29	3.69	.79
Total from investment operations	(1.19)	4.40	(.61)	1.43	3.80	.99
Distributions from net investment income	(.32)	(.25)	(.13)	(.05)	(.15)	(.40)
Distributions from net realized gain	(.88)	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(1.19) D	(.72)	(.30)	(.65)	(.15)	(.93)
Net asset value, end of period	$23.67	$26.05	$22.37	$23.28	$22.50	$18.85
Total Return E,F,G	(4.49) %	20.18%	(2.60)%	6.32%	20.31%	5.37%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.15% J,K	1.19%	1.38%	1.44%	1.39%	1.37%
Expenses net of fee waivers, if any	1.11 % J,K	1.19%	1.38%	1.40%	1.38%	1.36%
Expenses net of all reductions, if any	1.11% J,K	1.19%	1.37%	1.40%	1.38%	1.35%
Net investment income (loss)	1.28% J,K	1.13%	.99%	.65%	.48%	1.19% C
Supplemental Data
Net assets, end of period (000 omitted)	$29,857	$33,590	$30,938	$33,509	$31,217	$25,905
Portfolio turnover rate L	49 % J	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.31	$21.73	$22.65	$21.89	$18.33	$18.29
Income from Investment Operations
Net investment income (loss) A,B	.09	.14	.10	.03	(.01)	.10 C
Net realized and unrealized gain (loss)	(1.29)	4.01	(.80)	1.25	3.61	.76
Total from investment operations	(1.20)	4.15	(.70)	1.28	3.60	.86
Distributions from net investment income	(.16)	(.10)	(.05)	-	(.04)	(.29)
Distributions from net realized gain	(.88)	(.47)	(.17)	(.52)	-	(.53)
Total distributions	(1.04)	(.57)	(.22)	(.52)	(.04)	(.82)
Net asset value, end of period	$23.07	$25.31	$21.73	$22.65	$21.89	$18.33
Total Return D,E,F	(4.72) %	19.51%	(3.10)%	5.81%	19.67%	4.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.67% I,J	1.72%	1.94%	1.98%	1.93%	1.91%
Expenses net of fee waivers, if any	1.62 % I,J	1.71%	1.90%	1.90%	1.93%	1.90%
Expenses net of all reductions, if any	1.62% I,J	1.71%	1.90%	1.90%	1.93%	1.89%
Net investment income (loss)	.77% I,J	.61%	.47%	.15%	(.06)%	.64% C
Supplemental Data
Net assets, end of period (000 omitted)	$10,370	$12,345	$13,766	$17,461	$14,096	$11,555
Portfolio turnover rate K	49 % I	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.86	$23.04	$23.96	$23.14	$19.39	$19.16
Income from Investment Operations
Net investment income (loss) A,B	.22	.40	.34	.26	.22	.30 C
Net realized and unrealized gain (loss)	(1.37)	4.25	(.84)	1.33	3.79	.81
Total from investment operations	(1.15)	4.65	(.50)	1.59	4.01	1.11
Distributions from net investment income	(.45)	(.35)	(.25)	(.18)	(.26)	(.35)
Distributions from net realized gain	(.88)	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(1.33)	(.83) D	(.42)	(.77) D	(.26)	(.88)
Net asset value, end of period	$24.38	$26.86	$23.04	$23.96	$23.14	$19.39
Total Return E,F	(4.22) %	20.76%	(2.09)%	6.86%	20.93%	5.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I,J	.68%	.88%	.94%	.90%	.77%
Expenses net of fee waivers, if any	.59 % I,J	.67%	.88%	.90%	.90%	.76%
Expenses net of all reductions, if any	.59% I,J	.67%	.88%	.90%	.90%	.75%
Net investment income (loss)	1.80% I,J	1.65%	1.49%	1.15%	.97%	1.78% C
Supplemental Data
Net assets, end of period (000 omitted)	$38,662	$41,246	$35,934	$52,405	$51,171	$16,291
Portfolio turnover rate K	49 % I	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.68	$22.90	$23.82	$23.00	$19.26	$19.18
Income from Investment Operations
Net investment income (loss) A,B	.23	.43	.37	.30	.26	.32 C
Net realized and unrealized gain (loss)	(1.36)	4.21	(.84)	1.32	3.75	.82
Total from investment operations	(1.13)	4.64	(.47)	1.62	4.01	1.14
Distributions from net investment income	(.48)	(.39)	(.28)	(.20)	(.27)	(.52)
Distributions from net realized gain	(.88)	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(1.35) D	(.86)	(.45)	(.80)	(.27)	(1.06) D
Net asset value, end of period	$24.20	$26.68	$22.90	$23.82	$23.00	$19.26
Total Return E,F	(4.16) %	20.90%	(1.96)%	7.02%	21.07%	6.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I,J	.56%	.75%	.79%	.74%	.70%
Expenses net of fee waivers, if any	.47 % I,J	.56%	.74%	.75%	.74%	.69%
Expenses net of all reductions, if any	.47% I,J	.56%	.74%	.75%	.74%	.68%
Net investment income (loss)	1.92% I,J	1.76%	1.63%	1.30%	1.12%	1.86% C
Supplemental Data
Net assets, end of period (000 omitted)	$13,674	$14,464	$15,274	$21,317	$35,306	$2,606
Portfolio turnover rate K	49 % I	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,056,888
Gross unrealized depreciation	(4,850,027)
Net unrealized appreciation (depreciation)	$44,206,861
Tax cost	$167,819,810

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Value Fund	51,347,679	54,897,588
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Equity Value Fund	Russell 3000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.18) %.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	147,054	4,933
Class M	.25%	.25%	76,232	1,220
Class C	.75%	.25%	54,485	4,002
			277,771	10,155
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13,792
Class M	858
Class CA	417
15,067

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Value Fund	1,138

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Value Fund	2,522,412	2,463,748	396,946
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Equity Value Fund	170
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Value Fund	224	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $122.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $57,936.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Value Fund
Distributions to shareholders
Class A	$6,140,499	$3,749,589
Class M	1,524,236	985,374
Class C	494,748	348,269
Class I	2,041,329	1,280,447
Class Z	723,324	630,432
Total	$10,924,136	$6,994,111
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Value Fund
Class A
Shares sold	322,809	641,557	$7,585,719	$15,082,071
Reinvestment of distributions	254,620	160,909	5,940,286	3,610,796
Shares redeemed	(533,554)	(878,008)	(12,511,712)	(20,654,337)
Net increase (decrease)	43,875	(75,542)	$1,014,293	$(1,961,470)
Class M
Shares sold	48,547	82,988	$1,149,163	$1,970,278
Reinvestment of distributions	64,372	43,178	1,504,376	970,200
Shares redeemed	(141,226)	(219,438)	(3,298,169)	(5,119,052)
Net increase (decrease)	(28,307)	(93,272)	$(644,630)	$(2,178,574)
Class C
Shares sold	31,389	56,722	$724,197	$1,290,479
Reinvestment of distributions	19,708	14,166	449,939	310,792
Shares redeemed	(89,320)	(216,758)	(2,064,204)	(4,963,265)
Net increase (decrease)	(38,223)	(145,870)	$(890,068)	$(3,361,994)
Class I
Shares sold	252,744	514,986	$6,090,150	$12,728,185
Reinvestment of distributions	78,337	51,615	1,880,870	1,190,250
Shares redeemed	(280,684)	(590,812)	(6,767,823)	(14,335,941)
Net increase (decrease)	50,397	(24,211)	$1,203,197	$(417,506)
Class Z
Shares sold	77,101	213,389	$1,826,511	$5,071,011
Reinvestment of distributions	23,742	22,924	565,776	524,502
Shares redeemed	(77,828)	(361,318)	(1,878,215)	(8,560,651)
Net increase (decrease)	23,015	(125,005)	$514,072	$(2,965,138)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Value Discovery Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Value Discovery Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Funds shareholders approved the reorganization that is expected to become effective during September 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Equity Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Board noted that, at a meeting in November 2024, it had approved the reorganization of the fund into Fidelity Value Discovery Fund and that such reorganization was subject to approval by the fund's shareholders.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians. The Board noted that the total expense ratio of Class I of the fund would have ranked above the total peer group competitive median for 2024 but for the fund's negative performance adjustment.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% through March 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.759108.124
AEV-SANN-0725
Fidelity Advisor® Stock Selector Mid Cap Fund

Semi-Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Stock Selector Mid Cap Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.9%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (b)	226,500	10,992,021
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	895,000	8,471,636
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (b)	162,300	5,904,474
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (b)	112,300	6,039,494
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Patria Investments Ltd Class A	705,981	8,994,198
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Piraeus Financial Holdings SA	942,763	6,280,568
ISRAEL - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	3,100	183,520
Information Technology - 0.1%
Software - 0.1%
Cellebrite DI Ltd (b)	128,800	2,148,384
TOTAL ISRAEL		2,331,904
JAPAN - 1.1%
Financials - 0.6%
Banks - 0.6%
Hokuhoku Financial Group Inc	637,400	12,343,133
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (b)	420,000	10,647,000
TOTAL JAPAN		22,990,133
PUERTO RICO - 1.3%
Financials - 1.3%
Banks - 1.3%
Popular Inc	279,754	28,962,932
UNITED KINGDOM - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Marex Group PLC	144,920	6,254,747
UNITED STATES - 90.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.4%
Frontier Communications Parent Inc (b)	165,900	6,010,557
GCI Liberty Inc Class A (b)(c)	24,724	0
Iridium Communications Inc (d)	103,300	2,623,820
		8,634,377
Entertainment - 0.2%
Liberty Media Corp-Liberty Formula One Class C (b)	10,800	1,042,524
Warner Music Group Corp Class A	95,700	2,518,824
		3,561,348
Interactive Media & Services - 0.0%
ZoomInfo Technologies Inc (b)	158,900	1,517,495
Media - 0.5%
EchoStar Corp Class A (b)(d)	56,600	1,003,518
New York Times Co/The Class A	127,500	7,282,800
Nexstar Media Group Inc	16,900	2,880,098
		11,166,416
TOTAL COMMUNICATION SERVICES		24,879,636

Consumer Discretionary - 11.8%
Automobile Components - 0.3%
Lear Corp	75,000	6,781,500
Diversified Consumer Services - 0.9%
Service Corp International/US	242,600	18,922,800
Hotels, Restaurants & Leisure - 3.0%
Aramark	460,800	18,662,400
Brinker International Inc (b)	52,500	9,063,075
Churchill Downs Inc	98,194	9,374,581
Dutch Bros Inc Class A (b)	120,500	8,700,100
Hilton Grand Vacations Inc (b)	220,900	8,431,753
Wingstop Inc	34,600	11,822,820
		66,054,729
Household Durables - 2.0%
Somnigroup International Inc (d)	381,600	24,826,896
Taylor Morrison Home Corp (b)	129,264	7,274,978
Toll Brothers Inc	118,500	12,353,625
		44,455,499
Specialty Retail - 4.3%
Bath & Body Works Inc	481,600	13,542,592
Burlington Stores Inc (b)	60,248	13,752,811
Chewy Inc Class A (b)	250,700	11,344,175
Dick's Sporting Goods Inc	81,300	14,580,342
Floor & Decor Holdings Inc Class A (b)	147,700	10,588,613
Murphy USA Inc	29,400	12,547,626
Valvoline Inc (b)(d)	227,304	7,862,445
Williams-Sonoma Inc	38,000	6,146,880
		90,365,484
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (b)	360,800	6,537,696
PVH Corp	126,754	10,618,183
Tapestry Inc	149,849	11,770,639
		28,926,518
TOTAL CONSUMER DISCRETIONARY		255,506,530

Consumer Staples - 5.6%
Beverages - 0.4%
Celsius Holdings Inc (b)	117,500	4,450,900
Coca-Cola Consolidated Inc	44,500	5,101,925
		9,552,825
Consumer Staples Distribution & Retail - 4.0%
Albertsons Cos Inc Class A	194,500	4,323,735
BJ's Wholesale Club Holdings Inc (b)	112,600	12,747,446
Casey's General Stores Inc	31,400	13,745,664
Maplebear Inc (b)	93,100	4,251,877
Performance Food Group Co (b)	245,300	21,969,068
Sprouts Farmers Market Inc (b)	69,200	11,961,912
US Foods Holding Corp (b)	208,000	16,456,960
		85,456,662
Food Products - 0.8%
Darling Ingredients Inc (b)	144,800	4,511,968
Ingredion Inc	44,600	6,204,752
Post Holdings Inc (b)	45,600	5,042,904
		15,759,624
Personal Care Products - 0.4%
BellRing Brands Inc (b)	82,046	5,164,796
elf Beauty Inc (b)(d)	40,898	4,600,616
		9,765,412
TOTAL CONSUMER STAPLES		120,534,523

Energy - 3.5%
Energy Equipment & Services - 0.4%
Liberty Energy Inc Class A	281,460	3,262,121
Weatherford International PLC	144,500	6,300,200
		9,562,321
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp (b)	465,600	17,436,720
Expand Energy Corp	85,200	9,894,276
HF Sinclair Corp	207,106	7,482,740
Northern Oil & Gas Inc	190,800	5,071,464
Permian Resources Corp Class A	1,001,300	12,626,393
Plains All American Pipeline LP	351,900	5,820,426
Targa Resources Corp	48,600	7,675,398
		66,007,417
TOTAL ENERGY		75,569,738

Financials - 14.4%
Banks - 4.7%
Associated Banc-Corp	420,253	9,737,262
Bancorp Inc/The (b)(d)	592,243	30,263,617
Comerica Inc	217,747	12,431,176
Eastern Bankshares Inc	720,281	10,804,215
First Horizon Corp	768,100	15,269,828
Pathward Financial Inc	152,411	11,895,679
Synovus Financial Corp	260,879	12,477,843
		102,879,620
Capital Markets - 1.7%
AllianceBernstein Holding LP (d)	245,809	9,820,070
Blue Owl Capital Inc Class A	635,558	11,872,223
Bridge Investment Group Holdings Inc Class A	285,106	2,622,975
Interactive Brokers Group Inc Class A	18,829	3,948,065
Palmer Square Capital BDC Inc	267,347	3,737,511
Virtu Financial Inc Class A	131,411	5,281,408
		37,282,252
Consumer Finance - 1.6%
FirstCash Holdings Inc	57,472	7,351,244
OneMain Holdings Inc	80,443	4,170,164
SLM Corp	753,800	24,400,506
		35,921,914
Financial Services - 1.7%
AvidXchange Holdings Inc (b)	912,840	8,936,704
Essent Group Ltd	147,634	8,562,772
Mr Cooper Group Inc (b)	67,749	8,775,528
UWM Holdings Corp Class A	766,189	3,294,612
Voya Financial Inc	106,388	7,076,930
		36,646,546
Insurance - 4.7%
American Financial Group Inc/OH	176,388	21,868,584
Baldwin Insurance Group Inc/The Class A (b)	447,233	17,231,887
Brighthouse Financial Inc (b)	141,660	8,472,685
Primerica Inc	54,600	14,774,760
Reinsurance Group of America Inc	114,227	23,221,207
Unum Group	188,152	15,373,900
		100,943,023
TOTAL FINANCIALS		313,673,355

Health Care - 8.2%
Biotechnology - 1.2%
Exact Sciences Corp (b)	220,000	12,381,600
Legend Biotech Corp ADR (b)	114,232	3,307,016
United Therapeutics Corp (b)	11,700	3,730,545
Veracyte Inc (b)	272,000	7,237,920
		26,657,081
Health Care Equipment & Supplies - 3.3%
Glaukos Corp (b)	82,900	7,816,641
ICU Medical Inc (b)	31,200	4,207,632
Inspire Medical Systems Inc (b)	45,400	6,274,280
Insulet Corp (b)	25,400	8,255,762
Masimo Corp (b)	146,500	23,806,250
Penumbra Inc (b)	76,900	20,529,993
		70,890,558
Health Care Providers & Services - 3.3%
BrightSpring Health Services Inc (b)	465,000	11,071,650
Chemed Corp	23,100	13,278,804
Hims & Hers Health Inc Class A (b)(d)	94,000	5,316,640
Molina Healthcare Inc (b)	28,100	8,571,624
Privia Health Group Inc (b)	304,400	6,928,144
Surgery Partners Inc (b)	190,000	4,485,900
Tenet Healthcare Corp (b)	128,000	21,602,560
		71,255,322
Health Care Technology - 0.1%
Doximity Inc Class A (b)	45,000	2,344,050
Pharmaceuticals - 0.3%
Royalty Pharma PLC Class A	178,000	5,852,640
TOTAL HEALTH CARE		176,999,651

Industrials - 21.4%
Aerospace & Defense - 3.7%
HEICO Corp Class A	128,013	30,190,586
Howmet Aerospace Inc	195,300	33,179,517
Standard Aero Inc (d)	13,000	381,290
Woodward Inc	70,100	15,164,733
		78,916,126
Building Products - 2.3%
Carlisle Cos Inc	73,740	28,034,473
Owens Corning	51,600	6,911,820
Simpson Manufacturing Co Inc	22,600	3,518,820
Trex Co Inc (b)	200,600	11,207,522
		49,672,635
Commercial Services & Supplies - 0.7%
Brink's Co/The	196,892	16,156,958
Construction & Engineering - 1.3%
EMCOR Group Inc	37,200	17,553,192
WillScot Holdings Corp	427,398	11,518,376
		29,071,568
Electrical Equipment - 1.2%
Acuity Inc	17,700	4,600,053
nVent Electric PLC	163,500	10,758,300
Regal Rexnord Corp	83,033	11,079,924
		26,438,277
Ground Transportation - 2.0%
Landstar System Inc	110,811	15,205,485
XPO Inc (b)	241,400	27,478,562
		42,684,047
Machinery - 5.7%
Allison Transmission Holdings Inc	117,063	12,118,362
Chart Industries Inc (b)	52,500	8,235,150
Crane Co	120,600	20,670,840
Dover Corp	62,300	11,073,825
Esab Corp	206,900	25,446,631
Flowserve Corp	398,594	19,893,827
ITT Inc	159,787	24,054,335
		121,492,970
Marine Transportation - 0.9%
Kirby Corp (b)	180,394	19,958,792
Professional Services - 1.4%
CACI International Inc (b)	44,000	18,832,000
KBR Inc	227,360	11,865,918
		30,697,918
Trading Companies & Distributors - 2.2%
Core & Main Inc Class A (b)	199,800	10,951,038
Watsco Inc	35,200	15,613,664
Wesco International Inc	126,313	21,206,690
		47,771,392
TOTAL INDUSTRIALS		462,860,683

Information Technology - 10.1%
Communications Equipment - 0.6%
Ciena Corp (b)	168,046	13,453,763
Electronic Equipment, Instruments & Components - 2.4%
Belden Inc	77,600	8,241,120
Coherent Corp (b)	198,500	15,012,555
Insight Enterprises Inc (b)	34,500	4,498,455
Jabil Inc	59,600	10,013,396
TD SYNNEX Corp	114,130	13,848,534
		51,614,060
IT Services - 1.8%
Kyndryl Holdings Inc (b)	398,200	15,545,728
Okta Inc Class A (b)	172,300	17,776,191
Twilio Inc Class A (b)	56,900	6,697,130
		40,019,049
Semiconductors & Semiconductor Equipment - 1.6%
MACOM Technology Solutions Holdings Inc (b)	110,500	13,437,905
MKS Inc	88,800	7,298,472
Onto Innovation Inc (b)	83,600	7,686,184
Rambus Inc (b)	133,600	7,143,592
		35,566,153
Software - 3.3%
Appfolio Inc Class A (b)	33,700	7,116,429
Commvault Systems Inc (b)	54,500	9,981,675
CyberArk Software Ltd (b)	13,900	5,320,642
Dynatrace Inc (b)	335,400	18,114,954
Gen Digital Inc	188,400	5,365,632
Guidewire Software Inc (b)	79,873	17,174,292
Monday.com Ltd (b)	13,600	4,045,864
PTC Inc (b)	19,300	3,248,576
		70,368,064
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (b)	7,906	423,683
Western Digital Corp (b)	156,200	8,052,110
		8,475,793
TOTAL INFORMATION TECHNOLOGY		219,496,882

Materials - 5.3%
Chemicals - 1.3%
Avient Corp	180,300	6,514,239
RPM International Inc	154,100	17,542,744
Westlake Corp	73,100	5,192,293
		29,249,276
Construction Materials - 0.5%
Eagle Materials Inc	55,900	11,303,539
Containers & Packaging - 1.1%
AptarGroup Inc	74,800	11,848,320
Crown Holdings Inc	124,700	12,282,950
		24,131,270
Metals & Mining - 1.9%
Carpenter Technology Corp	49,800	11,703,000
Reliance Inc	66,600	19,501,812
United States Steel Corp	166,600	8,966,412
		40,171,224
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	119,300	10,745,351
TOTAL MATERIALS		115,600,660

Real Estate - 6.7%
Health Care REITs - 0.7%
Ventas Inc	235,400	15,131,512
Industrial REITs - 1.0%
Rexford Industrial Realty Inc	298,100	10,505,044
Terreno Realty Corp	214,300	12,090,806
		22,595,850
Office REITs - 0.8%
Douglas Emmett Inc	470,100	6,689,523
Postal Realty Trust Inc Class A	773,180	10,700,811
		17,390,334
Real Estate Management & Development - 0.7%
Compass Inc Class A (b)	745,200	4,404,132
Jones Lang LaSalle Inc (b)	51,800	11,535,860
		15,939,992
Residential REITs - 1.1%
American Homes 4 Rent Class A	254,000	9,613,900
Camden Property Trust	40,500	4,758,345
Sun Communities Inc	82,400	10,171,456
		24,543,701
Retail REITs - 0.8%
Macerich Co/The	361,400	5,847,452
Tanger Inc	109,900	3,275,020
Urban Edge Properties	483,600	8,782,176
		17,904,648
Specialized REITs - 1.6%
CubeSmart	235,752	10,080,756
Four Corners Property Trust Inc	472,200	13,037,442
Outfront Media Inc	594,534	9,821,701
		32,939,899
TOTAL REAL ESTATE		146,445,936

Utilities - 2.8%
Electric Utilities - 1.1%
IDACORP Inc	18,800	2,236,260
OGE Energy Corp	186,000	8,271,420
Pinnacle West Capital Corp	45,100	4,114,473
TXNM Energy Inc	159,200	9,025,048
		23,647,201
Gas Utilities - 1.1%
National Fuel Gas Co	95,894	7,915,091
Southwest Gas Holdings Inc	82,800	5,947,524
UGI Corp	250,700	9,040,242
		22,902,857
Independent Power and Renewable Electricity Producers - 0.4%
Ormat Technologies Inc (d)	49,500	3,679,335
Talen Energy Corp (b)	22,100	5,391,295
		9,070,630
Multi-Utilities - 0.2%
Northwestern Energy Group Inc	59,800	3,308,734
Water Utilities - 0.0%
Essential Utilities Inc	76,200	2,935,986
TOTAL UTILITIES		61,865,408

TOTAL UNITED STATES		1,973,433,002
TOTAL COMMON STOCKS (Cost $1,612,145,512)		2,080,655,109

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	110,246,280	110,268,329
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	9,597,982	9,598,942
TOTAL MONEY MARKET FUNDS (Cost $119,865,816)			119,867,271

U.S. Treasury Obligations - 0.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/20/2025 (h)	4.23	1,500,000	1,496,824
US Treasury Bills 0% 7/17/2025 (h)	4.27	60,000	59,683
US Treasury Bills 0% 8/14/2025 (h)	4.30	6,700,000	6,642,395
US Treasury Bills 0% 8/21/2025 (h)	4.25	80,000	79,247
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,277,055)			8,278,149

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,740,288,383)	2,208,800,529
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(38,021,802)
NET ASSETS - 100.0%	2,170,778,727

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	190	Jun 2025	57,077,900	(1,090,497)	(1,090,497)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,230,371.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,888,427	540,815,879	474,435,976	822,385	-	(1)	110,268,329	110,246,280	0.2%
Fidelity Securities Lending Cash Central Fund	73,503,854	374,365,273	438,270,185	10,871	-	-	9,598,942	9,597,982	0.0%
Total	117,392,281	915,181,152	912,706,161	833,256	-	(1)	119,867,271

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,879,636	24,879,636	-	-
Consumer Discretionary	278,442,519	278,442,519	-	-
Consumer Staples	120,534,523	120,534,523	-	-
Energy	75,569,738	75,569,738	-	-
Financials	376,692,453	370,411,885	6,280,568	-
Health Care	176,999,651	176,999,651	-	-
Industrials	462,860,683	462,860,683	-	-
Information Technology	232,292,266	232,292,266	-	-
Materials	124,072,296	124,072,296	-	-
Real Estate	146,445,936	146,445,936	-	-
Utilities	61,865,408	61,865,408	-	-

U.S. Treasury Obligations	8,278,149	-	8,278,149	-

Money Market Funds	119,867,271	119,867,271	-	-
Total Investments in Securities:	2,208,800,529	2,194,241,812	14,558,717	-
Derivative Instruments:

Liabilities
Futures Contracts	(1,090,497)	(1,090,497)	-	-
Total Liabilities	(1,090,497)	(1,090,497)	-	-
Total Derivative Instruments:	(1,090,497)	(1,090,497)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,090,497)
Total Equity Risk	0	(1,090,497)
Total Value of Derivatives	0	(1,090,497)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,510,821) - See accompanying schedule:
Unaffiliated issuers (cost $1,620,422,567)	$2,088,933,258
Fidelity Central Funds (cost $119,865,816)	119,867,271

Total Investment in Securities (cost $1,740,288,383)		$2,208,800,529
Foreign currency held at value (cost $31,173)		31,180
Receivable for investments sold		443,671
Receivable for fund shares sold		391,125
Dividends receivable		1,741,800
Distributions receivable from Fidelity Central Funds		189,471
Prepaid expenses		338
Other receivables		40,416
Total assets		2,211,638,530
Liabilities
Payable to custodian bank	$1,245
Payable for investments purchased	902,762
Payable for fund shares redeemed	28,368,108
Accrued management fee	1,174,293
Distribution and service plan fees payable	326,945
Payable for daily variation margin on futures contracts	456,395
Other payables and accrued expenses	31,113
Collateral on securities loaned	9,598,942
Total liabilities		40,859,803
Net Assets		$2,170,778,727
Net Assets consist of:
Paid in capital		$1,648,333,146
Total accumulated earnings (loss)		522,445,581
Net Assets		$2,170,778,727

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($641,263,609 ÷ 15,484,271 shares)(a)		$41.41
Maximum offering price per share (100/94.25 of $41.41)		$43.94
Class M :
Net Asset Value and redemption price per share ($425,474,663 ÷ 10,158,600 shares)(a)		$41.88
Maximum offering price per share (100/96.50 of $41.88)		$43.40
Class C :
Net Asset Value and offering price per share ($17,863,923 ÷ 505,192 shares)(a)		$35.36
Fidelity Stock Selector Mid Cap Fund :
Net Asset Value, offering price and redemption price per share ($349,694,624 ÷ 7,843,087 shares)		$44.59
Class I :
Net Asset Value, offering price and redemption price per share ($439,837,934 ÷ 9,833,082 shares)		$44.73
Class Z :
Net Asset Value, offering price and redemption price per share ($296,643,974 ÷ 6,652,539 shares)		$44.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$15,015,843
Interest		48,373
Income from Fidelity Central Funds (including $10,871 from security lending)		833,256
Total income		15,897,472
Expenses
Management fee
Basic fee	$7,892,914
Performance adjustment	(297,852)
Distribution and service plan fees	2,033,547
Custodian fees and expenses	26,702
Independent trustees' fees and expenses	5,302
Registration fees	89,284
Audit fees	31,534
Legal	3,321
Miscellaneous	17,495
Total expenses		9,802,247
Net Investment income (loss)		6,095,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	57,040,552
Foreign currency transactions	(10,398)
Futures contracts	(2,485,479)
Total net realized gain (loss)		54,544,675
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(283,632,081)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	11,079
Futures contracts	(1,040,823)
Total change in net unrealized appreciation (depreciation)		(284,661,826)
Net gain (loss)		(230,117,151)
Net increase (decrease) in net assets resulting from operations		$(224,021,926)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,095,225	$12,200,849
Net realized gain (loss)	54,544,675	102,504,353
Change in net unrealized appreciation (depreciation)	(284,661,826)	534,702,827
Net increase (decrease) in net assets resulting from operations	(224,021,926)	649,408,029
Distributions to shareholders	(75,288,460)	(13,138,531)

Share transactions - net increase (decrease)	(277,385,972)	201,668,044
Total increase (decrease) in net assets	(576,696,358)	837,937,542

Net Assets
Beginning of period	2,747,475,085	1,909,537,543
End of period	$2,170,778,727	$2,747,475,085

Financial Highlights
Fidelity Advisor® Stock Selector Mid Cap Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.53	$35.44	$38.19	$45.46	$37.74	$36.07
Income from Investment Operations
Net investment income (loss) A,B	.08	.18	.26	.20	.20	.30 C
Net realized and unrealized gain (loss)	(3.91)	11.15	.35	(1.76)	8.40	2.85
Total from investment operations	(3.83)	11.33	.61	(1.56)	8.60	3.15
Distributions from net investment income	(.15)	(.24)	(.18)	(.21)	(.35)	(.21)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(1.29)	(.24)	(3.36)	(5.71)	(.88) D	(1.48)
Net asset value, end of period	$41.41	$46.53	$35.44	$38.19	$45.46	$37.74
Total Return E,F,G	(8.31) %	32.09%	2.23%	(4.66)%	23.19%	8.99%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.92% J	.92%	.96%	.97%	1.05%	1.14%
Expenses net of fee waivers, if any	.92 % J	.91%	.96%	.97%	1.05%	1.14%
Expenses net of all reductions, if any	.92% J	.91%	.96%	.97%	1.05%	1.13%
Net investment income (loss)	.38% J	.44%	.73%	.52%	.45%	.94% C
Supplemental Data
Net assets, end of period (000 omitted)	$641,264	$726,403	$603,063	$654,237	$735,720	$626,278
Portfolio turnover rate K	61 % J	52% L	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.98	$35.78	$38.50	$45.77	$37.99	$36.30
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.17	.11	.09	.22 C
Net realized and unrealized gain (loss)	(3.96)	11.26	.37	(1.80)	8.48	2.86
Total from investment operations	(3.93)	11.34	.54	(1.69)	8.57	3.08
Distributions from net investment income	(.03)	(.14)	(.08)	(.09)	(.25)	(.12)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(1.17)	(.14)	(3.26)	(5.58) D	(.79)	(1.39)
Net asset value, end of period	$41.88	$46.98	$35.78	$38.50	$45.77	$37.99
Total Return E,F,G	(8.43) %	31.78%	1.99%	(4.90)%	22.91%	8.71%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.17% J	1.16%	1.21%	1.22%	1.29%	1.38%
Expenses net of fee waivers, if any	1.17 % J	1.16%	1.20%	1.21%	1.29%	1.38%
Expenses net of all reductions, if any	1.17% J	1.16%	1.20%	1.21%	1.29%	1.37%
Net investment income (loss)	.13% J	.20%	.49%	.27%	.20%	.70% C
Supplemental Data
Net assets, end of period (000 omitted)	$425,475	$503,885	$428,856	$464,165	$552,237	$496,186
Portfolio turnover rate K	61 % J	52% L	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.87	$30.42	$33.33	$40.31	$33.58	$32.15
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.11)	(.02)	(.09)	(.14)	.04 C
Net realized and unrealized gain (loss)	(3.34)	9.56	.29	(1.53)	7.51	2.50
Total from investment operations	(3.41)	9.45	.27	(1.62)	7.37	2.54
Distributions from net investment income	-	-	-	-	(.10)	-
Distributions from net realized gain	(1.10)	-	(3.18)	(5.36)	(.54)	(1.11)
Total distributions	(1.10)	-	(3.18)	(5.36)	(.64)	(1.11)
Net asset value, end of period	$35.36	$39.87	$30.42	$33.33	$40.31	$33.58
Total Return D,E,F	(8.64) %	31.07%	1.44%	(5.41)%	22.25%	8.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.67% I	1.67%	1.76%	1.77%	1.84%	1.93%
Expenses net of fee waivers, if any	1.67 % I	1.67%	1.75%	1.76%	1.84%	1.93%
Expenses net of all reductions, if any	1.67% I	1.67%	1.75%	1.76%	1.84%	1.92%
Net investment income (loss)	(.37)% I	(.31)%	(.07)%	(.28)%	(.35)%	.15% C
Supplemental Data
Net assets, end of period (000 omitted)	$17,864	$21,576	$18,853	$22,019	$27,346	$30,300
Portfolio turnover rate J	61 % I	52% K	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Mid Cap Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.03	$38.07	$40.76	$48.16	$39.90	$38.00
Income from Investment Operations
Net investment income (loss) A,B	.15	.32	.37	.32	.34	.40 C
Net realized and unrealized gain (loss)	(4.19)	11.96	.40	(1.90)	8.88	3.01
Total from investment operations	(4.04)	12.28	.77	(1.58)	9.22	3.41
Distributions from net investment income	(.26)	(.32)	(.27)	(.33)	(.42)	(.24)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(1.40)	(.32)	(3.46) D	(5.82) D	(.96)	(1.51)
Net asset value, end of period	$44.59	$50.03	$38.07	$40.76	$48.16	$39.90
Total Return E,F	(8.15) %	32.43%	2.52%	(4.43)%	23.52%	9.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.63%	.71%	.72%	.79%	.89%
Expenses net of fee waivers, if any	.63 % I	.63%	.71%	.72%	.79%	.89%
Expenses net of all reductions, if any	.63% I	.63%	.71%	.72%	.79%	.88%
Net investment income (loss)	.68% I	.73%	.98%	.77%	.71%	1.19% C
Supplemental Data
Net assets, end of period (000 omitted)	$349,695	$396,121	$326,507	$349,497	$394,514	$341,925
Portfolio turnover rate J	61 % I	52% K	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.18	$38.19	$40.88	$48.29	$40.01	$38.15
Income from Investment Operations
Net investment income (loss) A,B	.14	.30	.36	.31	.33	.40 C
Net realized and unrealized gain (loss)	(4.21)	12.01	.40	(1.90)	8.91	3.02
Total from investment operations	(4.07)	12.31	.76	(1.59)	9.24	3.42
Distributions from net investment income	(.24)	(.32)	(.27)	(.32)	(.42)	(.29)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(1.38)	(.32)	(3.45)	(5.82)	(.96)	(1.56)
Net asset value, end of period	$44.73	$50.18	$38.19	$40.88	$48.29	$40.01
Total Return D,E	(8.19) %	32.39%	2.49%	(4.45)%	23.50%	9.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.67%	.73%	.74%	.82%	.90%
Expenses net of fee waivers, if any	.67 % H	.66%	.72%	.74%	.81%	.90%
Expenses net of all reductions, if any	.67% H	.66%	.72%	.74%	.81%	.89%
Net investment income (loss)	.63% H	.69%	.96%	.75%	.68%	1.18% C
Supplemental Data
Net assets, end of period (000 omitted)	$439,838	$472,163	$340,854	$385,919	$412,941	$293,177
Portfolio turnover rate I	61 % H	52% J	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.13	$38.15	$40.86	$48.26	$39.97	$38.12
Income from Investment Operations
Net investment income (loss) A,B	.17	.37	.42	.36	.38	.44 C
Net realized and unrealized gain (loss)	(4.21)	11.99	.38	(1.88)	8.92	3.03
Total from investment operations	(4.04)	12.36	.80	(1.52)	9.30	3.47
Distributions from net investment income	(.36)	(.38)	(.33)	(.38)	(.47)	(.35)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(1.50)	(.38)	(3.51)	(5.88)	(1.01)	(1.62)
Net asset value, end of period	$44.59	$50.13	$38.15	$40.86	$48.26	$39.97
Total Return D,E	(8.14) %	32.59%	2.63%	(4.30)%	23.69%	9.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.54%	.58%	.59%	.67%	.75%
Expenses net of fee waivers, if any	.55 % H	.53%	.57%	.59%	.67%	.75%
Expenses net of all reductions, if any	.55% H	.53%	.57%	.59%	.67%	.73%
Net investment income (loss)	.75% H	.82%	1.11%	.90%	.82%	1.33% C
Supplemental Data
Net assets, end of period (000 omitted)	$296,644	$627,327	$191,405	$216,614	$67,190	$149,761
Portfolio turnover rate I	61 % H	52% J	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$551,321,873
Gross unrealized depreciation	(88,029,236)
Net unrealized appreciation (depreciation)	$463,292,637
Tax cost	$1,744,417,395

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	728,718,873	1,120,213,618

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,304,788	20,720,815	53,979,098
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Stock Selector Mid Cap Fund	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Stock Selector Mid Cap Fund	.64
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Stock Selector Mid Cap Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.02)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	821,765	10,655
Class M	.25%	.25%	1,116,618	10,426
Class C	.75%	.25%	95,164	8,611
			2,033,547	29,692

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	35,603
Class M	3,062
Class CA	109
38,774

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	30,320

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Stock Selector Mid Cap Fund	52,440,552	52,206,144	2,151,730
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,995
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Stock Selector Mid Cap Fund	849	9	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Stock Selector Mid Cap Fund
Distributions to shareholders
Class A	$20,035,262	$3,989,848
Class M	12,452,969	1,688,651
Class C	588,743	-
Fidelity Stock Selector Mid Cap Fund	11,045,019	2,725,475
Class I	12,874,529	2,798,525
Class Z	18,291,938	1,936,032
Total	$75,288,460	$13,138,531
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Stock Selector Mid Cap Fund
Class A
Shares sold	484,780	644,683	$20,198,691	$26,217,390
Reinvestment of distributions	439,189	95,631	18,687,477	3,714,325
Shares redeemed	(1,051,283)	(2,142,836)	(43,665,274)	(87,279,045)
Net increase (decrease)	(127,314)	(1,402,522)	$(4,779,106)	$(57,347,330)
Class M
Shares sold	259,044	521,745	$10,925,218	$21,284,205
Reinvestment of distributions	281,435	41,809	12,121,410	1,643,105
Shares redeemed	(1,108,452)	(1,821,402)	(46,721,252)	(74,705,386)
Net increase (decrease)	(567,973)	(1,257,848)	$(23,674,624)	$(51,778,076)
Class C
Shares sold	40,000	57,132	$1,426,003	$1,977,533
Reinvestment of distributions	16,133	-	587,877	-
Shares redeemed	(92,087)	(135,785)	(3,280,970)	(4,731,974)
Net increase (decrease)	(35,954)	(78,653)	$(1,267,090)	$(2,754,441)
Fidelity Stock Selector Mid Cap Fund
Shares sold	427,516	756,365	$19,399,937	$33,299,502
Reinvestment of distributions	226,976	61,772	10,384,131	2,573,412
Shares redeemed	(728,329)	(1,478,059)	(32,565,110)	(64,117,536)
Net increase (decrease)	(73,837)	(659,922)	$(2,781,042)	$(28,244,622)
Class I
Shares sold	1,197,059	3,900,560	$53,620,303	$163,635,570
Reinvestment of distributions	272,274	61,580	12,497,384	2,573,427
Shares redeemed	(1,045,466)	(3,478,484)	(46,936,436)	(149,963,945)
Net increase (decrease)	423,867	483,656	$19,181,251	$16,245,052
Class Z
Shares sold	245,426	14,891,219	$11,030,767	$653,859,925
Reinvestment of distributions	69,619	39,929	3,184,359	1,665,027
Shares redeemed	(6,177,226)	(7,433,025)	(278,280,487)	(329,977,491)
Net increase (decrease)	(5,862,181)	7,498,123	$(264,065,361)	$325,547,461
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Stock Selector Mid Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704677.127
MC-SANN-0725
Fidelity Advisor® Equity Growth Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Equity Growth Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	431,371	12,406,230
Pharmaceuticals - 0.5%
UCB SA	329,000	59,732,732
TOTAL BELGIUM		72,138,962
BRAZIL - 1.6%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (b)	60,517	155,122,621
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	3,759,100	34,320,583
TOTAL BRAZIL		189,443,204
CANADA - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Shopify Inc Class A (United States) (b)	1,336,400	143,288,808
CHINA - 2.1%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	2,100,200	132,402,182
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BYD Co Ltd H Shares	2,268,240	112,727,069
TOTAL CHINA		245,129,251
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	164,248	13,227,679
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	453,867	43,484,997
ISRAEL - 1.0%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (b)(c)	1,892,438	19
Gamida Cell Ltd warrants 4/21/2028 (b)(c)	353,699	3
		22
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	3,216,054	53,965,387
TOTAL HEALTH CARE		53,965,409

Information Technology - 0.5%
IT Services - 0.5%
Wix.com Ltd (b)	408,600	60,860,970
TOTAL ISRAEL		114,826,379
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	918,210	48,005,416
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	462,409	55,943,257
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
eMemory Technology Inc	136,000	10,836,721
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,376,324	266,070,956

TOTAL TAIWAN		276,907,677
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	124,273	25,668,433
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	169,213	6,193,196
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	697,297	37,598,254
TOTAL UNITED KINGDOM		69,459,883
UNITED STATES - 86.1%
Communication Services - 8.9%
Entertainment - 1.9%
Live Nation Entertainment Inc (b)	651,138	89,329,622
ROBLOX Corp Class A (b)	1,460,800	127,060,384
		216,390,006
Interactive Media & Services - 7.0%
Alphabet Inc Class A	3,225,077	553,874,724
Epic Games Inc (b)(c)(d)	3,289	2,217,214
Meta Platforms Inc Class A	401,251	259,806,010
		815,897,948
TOTAL COMMUNICATION SERVICES		1,032,287,954

Consumer Discretionary - 15.0%
Broadline Retail - 10.3%
Amazon.com Inc (b)	5,796,381	1,188,316,069
Savers Value Village Inc (b)(e)	1,247,010	12,495,040
		1,200,811,109
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	58,988	30,650,754
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	1,091,626	140,819,754
Carnival Corp (b)	983,800	22,843,836
Kura Sushi USA Inc Class A (b)	219,351	14,490,327
Starbucks Corp	499,600	41,941,420
		220,095,337
Household Durables - 0.5%
Blu Homes Inc (b)(c)(d)	12,123,162	3,758
DR Horton Inc	203,600	24,037,016
TopBuild Corp (b)	110,797	31,343,364
		55,384,138
Specialty Retail - 2.1%
Floor & Decor Holdings Inc Class A (b)	264,300	18,947,667
Lowe's Cos Inc	973,800	219,815,874
		238,763,541
TOTAL CONSUMER DISCRETIONARY		1,745,704,879

Consumer Staples - 2.2%
Beverages - 1.2%
Coca-Cola Co/The	758,700	54,702,270
Constellation Brands Inc Class A	445,700	79,463,853
		134,166,123
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	1,786,100	119,561,534
TOTAL CONSUMER STAPLES		253,727,657

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy Inc	459,836	108,976,534
Range Resources Corp	1,598,313	60,799,826
		169,776,360
Financials - 11.2%
Banks - 0.4%
Huntington Bancshares Inc/OH	1,414,200	22,103,946
M&T Bank Corp	116,800	21,332,352
		43,436,298
Capital Markets - 1.6%
Evercore Inc Class A	140,500	32,524,345
Intercontinental Exchange Inc	720,100	129,473,980
Morgan Stanley	231,600	29,651,748
		191,650,073
Consumer Finance - 0.9%
Capital One Financial Corp	571,435	108,086,930
Financial Services - 6.4%
Mastercard Inc Class A	539,289	315,807,638
Rocket Cos Inc Class A (e)	2,425,674	30,927,344
Toast Inc Class A (b)	2,346,600	98,979,588
Visa Inc Class A	812,979	296,891,801
		742,606,371
Insurance - 1.9%
Arthur J Gallagher & Co	635,093	220,656,712
TOTAL FINANCIALS		1,306,436,384

Health Care - 12.2%
Biotechnology - 3.8%
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10,001
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10
Alnylam Pharmaceuticals Inc (b)	430,866	131,224,549
Arcellx Inc (b)	61,700	3,829,102
Beam Therapeutics Inc (b)(e)	873,864	13,833,267
Biogen Inc (b)	247,100	32,071,109
Blueprint Medicines Corp (b)	41,532	4,209,268
Cytokinetics Inc (b)	210,437	6,527,756
Exact Sciences Corp (b)	2,068,706	116,426,774
Gilead Sciences Inc	942,900	103,794,432
Hookipa Pharma Inc (b)	66,861	106,309
Janux Therapeutics Inc (b)	114,614	2,727,813
Krystal Biotech Inc (b)	33,264	4,189,933
Moderna Inc (b)	385,578	10,240,952
Seres Therapeutics Inc (b)(e)	11,730	82,697
Synlogic Inc (b)	43,116	49,583
Vor BioPharma Inc (b)	474,168	94,786
XOMA Royalty Corp (b)	290,628	7,195,949
		436,614,290
Health Care Equipment & Supplies - 3.6%
Align Technology Inc (b)	312,374	56,520,952
Boston Scientific Corp (b)	2,908,330	306,130,816
Ceribell Inc	110,500	1,857,505
Glaukos Corp (b)	248,358	23,417,676
Penumbra Inc (b)	127,759	34,107,820
Pulmonx Corp (b)	196,759	668,980
RxSight Inc (b)	53,789	822,434
		423,526,183
Health Care Providers & Services - 0.8%
HealthEquity Inc (b)	908,530	91,407,203
Health Care Technology - 0.4%
Veeva Systems Inc Class A (b)	146,300	40,920,110
Life Sciences Tools & Services - 0.0%
10X Genomics Inc Class A (b)	514,134	4,899,697
Bio-Techne Corp	76,542	3,704,633
Codexis Inc (b)	1,122,880	2,582,624
MaxCyte Inc (United States) (b)	758,021	1,804,090
		12,991,044
Pharmaceuticals - 3.6%
Aclaris Therapeutics Inc (b)	156,646	228,703
Eli Lilly & Co	380,658	280,799,987
Royalty Pharma PLC Class A	3,976,400	130,744,032
Zevra Therapeutics Inc (b)	659,820	5,641,461
		417,414,183
TOTAL HEALTH CARE		1,422,873,013

Industrials - 8.5%
Aerospace & Defense - 1.4%
GE Aerospace	681,310	167,540,942
Loar Holdings Inc (b)	9,398	818,096
		168,359,038
Building Products - 0.0%
Simpson Manufacturing Co Inc	29,700	4,624,289
Electrical Equipment - 1.5%
GE Vernova Inc	364,217	172,267,357
Ground Transportation - 0.3%
Uber Technologies Inc (b)	416,965	35,091,774
Machinery - 2.5%
Deere & Co	312,900	158,408,755
Ingersoll Rand Inc	671,263	54,801,911
Westinghouse Air Brake Technologies Corp	316,657	64,066,044
		277,276,710
Professional Services - 2.3%
Equifax Inc	750,507	198,276,444
KBR Inc	371,159	19,370,788
UL Solutions Inc Class A (e)	730,565	52,235,398
		269,882,630
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	334,715	61,017,358
TOTAL INDUSTRIALS		988,519,156

Information Technology - 24.1%
Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd (b)	1,097,841	46,438,674
Jabil Inc	293,372	49,289,430
		95,728,104
IT Services - 0.1%
Gartner Inc (b)	23,800	10,386,796
Semiconductors & Semiconductor Equipment - 10.6%
Astera Labs Inc (b)	17,396	1,578,165
NVIDIA Corp	8,757,758	1,183,435,839
SiTime Corp (b)	188,209	36,902,139
		1,221,916,143
Software - 8.6%
Appfolio Inc Class A (b)	23,400	4,941,378
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,071,818	2,133,973
CyberArk Software Ltd (b)	57,700	22,086,406
Docusign Inc (b)	498,400	44,163,224
HubSpot Inc (b)	191,773	113,126,893
Microsoft Corp	1,421,552	654,425,679
Monday.com Ltd (b)	223,400	66,459,266
Nutanix Inc Class A (b)	262,814	20,155,206
OpenAI Global LLC rights (b)(c)(d)	6,393,400	9,398,298
Palo Alto Networks Inc (b)	184,300	35,463,006
SailPoint Inc	62,900	1,108,297
Zeta Global Holdings Corp Class A (b)	1,130,400	14,853,456
Zscaler Inc (b)	53,700	14,805,090
		1,003,120,172
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	2,310,168	463,997,243
TOTAL INFORMATION TECHNOLOGY		2,795,148,458

Materials - 1.7%
Construction Materials - 0.5%
Eagle Materials Inc	21,100	4,266,631
Martin Marietta Materials Inc	94,100	51,524,455
		55,791,086
Containers & Packaging - 0.6%
International Paper Co	1,418,500	67,818,485
Metals & Mining - 0.6%
Carpenter Technology Corp	304,100	71,463,500
TOTAL MATERIALS		195,073,071

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	262,800	17,389,476
Zillow Group Inc Class C (b)	1,148,300	77,062,413
		94,451,889
TOTAL UNITED STATES		10,003,998,821
TOTAL COMMON STOCKS (Cost $8,010,654,531)		11,275,854,334

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $1,619,000)	1,619,000	1,586,620

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	846	1,094,775
Canva Inc Series A2 (b)(c)(d)	154	199,285

TOTAL AUSTRALIA		1,294,060
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	57,400	734,720
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	111,100	218,867
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (c)(d)	208,346	8,517,184
Anduril Industries Inc Series G (c)(d)	13,400	547,792
		9,064,976
Information Technology - 0.2%
IT Services - 0.2%
X.Ai Holdings Corp Series C (c)(d)	378,200	13,826,993
Software - 0.0%
Asapp Inc Series C (b)(c)(d)	367,427	598,906
Asapp Inc Series D (b)(c)(d)	3,611,038	4,874,901
		5,473,807
TOTAL INFORMATION TECHNOLOGY		19,300,800

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	76,285	977,211
Illuminated Holdings Inc Series C3 (b)(c)(d)	95,356	1,221,510
Illuminated Holdings Inc Series C4 (b)(c)(d)	27,230	348,816
Illuminated Holdings Inc Series C5 (b)(c)(d)	53,844	689,742
		3,237,279
TOTAL UNITED STATES		32,556,642
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,971,910)		33,850,702

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $2,252,000)	2,252,000	2,657,135

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	432,126,568	432,212,993
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	89,307,002	89,315,933
TOTAL MONEY MARKET FUNDS (Cost $521,528,926)			521,528,926

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $8,576,026,367)	11,835,477,717
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(209,420,584)
NET ASSETS - 100.0%	11,626,057,133

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,847,700 or 0.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	732,470

Anduril Industries Inc Series F	8/07/24	4,528,734

Anduril Industries Inc Series G	4/17/25	547,830

Asapp Inc Series C	4/30/21	2,423,953

Asapp Inc Series D	8/29/23	13,944,023

Asapp Inc warrants 8/28/2028	8/29/23	2

Blu Homes Inc	5/21/20	20,968

Canva Inc Series A	9/22/23	902,395

Canva Inc Series A2	9/22/23	164,266

ElevateBio LLC Series C	3/09/21	466,065

Epic Games Inc	3/29/21	2,910,765

Illuminated Holdings Inc 15%	6/14/23	1,619,000

Illuminated Holdings Inc 15%	9/27/23	2,252,000

Illuminated Holdings Inc Series C2	7/07/20	1,907,125

Illuminated Holdings Inc Series C3	7/07/20	2,860,680

Illuminated Holdings Inc Series C4	1/08/21	980,280

Illuminated Holdings Inc Series C5	6/16/21	2,326,061

OpenAI Global LLC rights	9/30/24	6,393,400

X.Ai Holdings Corp Series C	11/22/24	8,188,030

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	278,492,104	2,203,268,540	2,049,547,651	6,795,193	-	-	432,212,993	432,126,568	0.8%
Fidelity Securities Lending Cash Central Fund	10,560,313	312,730,998	233,975,378	466,322	-	-	89,315,933	89,307,002	0.3%
Total	289,052,417	2,515,999,538	2,283,523,029	7,261,515	-	-	521,528,926

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,164,690,136	1,030,070,740	132,402,182	2,217,214
Consumer Discretionary	2,039,223,002	1,926,492,175	112,727,069	3,758
Consumer Staples	253,727,657	253,727,657	-	-
Energy	169,776,360	169,776,360	-	-
Financials	1,306,436,384	1,306,436,384	-	-
Health Care	1,659,888,672	1,598,645,544	61,233,095	10,033
Industrials	1,026,117,410	1,026,117,410	-	-
Information Technology	3,332,149,170	3,309,780,178	10,836,721	11,532,271
Materials	229,393,654	229,393,654	-	-
Real Estate	94,451,889	94,451,889	-	-

Convertible Corporate Bonds
Materials	1,586,620	-	-	1,586,620

Convertible Preferred Stocks
Financials	734,720	-	-	734,720
Health Care	218,867	-	-	218,867
Industrials	9,064,976	-	-	9,064,976
Information Technology	20,594,860	-	-	20,594,860
Materials	3,237,279	-	-	3,237,279

Preferred Securities
Materials	2,657,135	-	-	2,657,135

Money Market Funds	521,528,926	521,528,926	-	-
Total Investments in Securities:	11,835,477,717	11,466,420,917	317,199,067	51,857,733
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $86,442,615) - See accompanying schedule:
Unaffiliated issuers (cost $8,054,497,441)	$11,313,948,791
Fidelity Central Funds (cost $521,528,926)	521,528,926

Total Investment in Securities (cost $8,576,026,367)		$11,835,477,717
Foreign currency held at value (cost $2,510,918)		2,489,588
Receivable for fund shares sold		7,790,895
Dividends receivable		5,989,189
Interest receivable		327,831
Distributions receivable from Fidelity Central Funds		1,684,305
Prepaid expenses		1,581
Other receivables		237,599
Total assets		11,853,998,705
Liabilities
Payable for investments purchased	$122,957,628
Payable for fund shares redeemed	8,089,369
Accrued management fee	5,997,741
Distribution and service plan fees payable	1,471,302
Other payables and accrued expenses	114,833
Collateral on securities loaned	89,310,699
Total liabilities		227,941,572
Net Assets		$11,626,057,133
Net Assets consist of:
Paid in capital		$8,046,853,535
Total accumulated earnings (loss)		3,579,203,598
Net Assets		$11,626,057,133

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,608,128,160 ÷ 132,489,878 shares)(a)		$19.69
Maximum offering price per share (100/94.25 of $19.69)		$20.89
Class M :
Net Asset Value and redemption price per share ($1,895,297,531 ÷ 100,898,827 shares)(a)		$18.78
Maximum offering price per share (100/96.50 of $18.78)		$19.46
Class C :
Net Asset Value and offering price per share ($197,419,540 ÷ 14,158,149 shares)(a)		$13.94
Class I :
Net Asset Value, offering price and redemption price per share ($3,899,148,460 ÷ 167,338,151 shares)		$23.30
Class Z :
Net Asset Value, offering price and redemption price per share ($3,026,063,442 ÷ 127,536,455 shares)		$23.73
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$34,401,721
Interest		133,332
Income from Fidelity Central Funds (including $466,322 from security lending)		7,261,515
Total income		41,796,568
Expenses
Management fee	$35,889,326
Distribution and service plan fees	9,009,436
Custodian fees and expenses	111,433
Independent trustees' fees and expenses	24,186
Registration fees	123,324
Audit fees	49,794
Legal	8,804
Miscellaneous	43,171
Total expenses before reductions	45,259,474
Expense reductions	(7,550)
Total expenses after reductions		45,251,924
Net Investment income (loss)		(3,455,356)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	339,079,461
Foreign currency transactions	(66,470)
Total net realized gain (loss)		339,012,991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(565,372,111)
Assets and liabilities in foreign currencies	(3,031)
Total change in net unrealized appreciation (depreciation)		(565,375,142)
Net gain (loss)		(226,362,151)
Net increase (decrease) in net assets resulting from operations		$(229,817,507)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,455,356)	$(24,251,419)
Net realized gain (loss)	339,012,991	1,880,966,330
Change in net unrealized appreciation (depreciation)	(565,375,142)	1,246,638,682
Net increase (decrease) in net assets resulting from operations	(229,817,507)	3,103,353,593
Distributions to shareholders	(1,221,174,521)	(42,611,263)

Share transactions - net increase (decrease)	1,241,858,062	1,063,833,563
Total increase (decrease) in net assets	(209,133,966)	4,124,575,893

Net Assets
Beginning of period	11,835,191,099	7,710,615,206
End of period	$11,626,057,133	$11,835,191,099

Financial Highlights
Fidelity Advisor® Equity Growth Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.52	$16.39	$13.85	$19.23	$17.06	$13.07
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.07)	(.02)	(.02)	- C	(.05)
Net realized and unrealized gain (loss)	(.33)	6.30	2.85	(3.14)	4.08	5.22
Total from investment operations	(.35)	6.23	2.83	(3.16)	4.08	5.17
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.22)	(1.91)	(1.18)
Total distributions	(2.48)	(.10)	(.29)	(2.22)	(1.91)	(1.18)
Net asset value, end of period	$19.69	$22.52	$16.39	$13.85	$19.23	$17.06
Total Return D,E,F	(1.87) %	38.17%	21.03%	(18.79)%	26.35%	42.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.93%	.96%	.97%	.97%	.99%
Expenses net of fee waivers, if any	.92 % I	.92%	.96%	.97%	.97%	.99%
Expenses net of all reductions, if any	.91% I	.92%	.96%	.97%	.97%	.99%
Net investment income (loss)	(.18)% I	(.35)%	(.16)%	(.11)%	(.02)% C	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,608,128	$2,674,749	$1,821,007	$1,421,852	$1,751,645	$1,476,920
Portfolio turnover rate J	59 % I	52% K	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.62	$15.78	$13.38	$18.64	$16.60	$12.78
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.11)	(.06)	(.05)	(.04) C	(.08)
Net realized and unrealized gain (loss)	(.32)	6.05	2.75	(3.04)	3.95	5.08
Total from investment operations	(.36)	5.94	2.69	(3.09)	3.91	5.00
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.17)	(1.87)	(1.18)
Total distributions	(2.48)	(.10)	(.29)	(2.17)	(1.87)	(1.18)
Net asset value, end of period	$18.78	$21.62	$15.78	$13.38	$18.64	$16.60
Total Return D,E,F	(2.01) %	37.81%	20.71%	(18.95)%	25.99%	42.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.16% I	1.17%	1.21%	1.21%	1.21%	1.23%
Expenses net of fee waivers, if any	1.16 % I	1.16%	1.20%	1.21%	1.21%	1.23%
Expenses net of all reductions, if any	1.16% I	1.16%	1.20%	1.21%	1.21%	1.23%
Net investment income (loss)	(.43)% I	(.59)%	(.40)%	(.36)%	(.26)% C	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,895,298	$2,060,799	$1,619,005	$1,436,622	$1,937,730	$1,746,957
Portfolio turnover rate J	59 % I	52% K	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.72	$12.28	$10.54	$15.14	$13.84	$10.90
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.17)	(.10)	(.10)	(.11) C	(.13)
Net realized and unrealized gain (loss)	(.23)	4.71	2.13	(2.39)	3.24	4.25
Total from investment operations	(.30)	4.54	2.03	(2.49)	3.13	4.12
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.11)	(1.83)	(1.18)
Total distributions	(2.48)	(.10)	(.29)	(2.11)	(1.83)	(1.18)
Net asset value, end of period	$13.94	$16.72	$12.28	$10.54	$15.14	$13.84
Total Return D,E,F	(2.27) %	37.18%	20.01%	(19.38)%	25.36%	41.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.67% I	1.68%	1.74%	1.75%	1.74%	1.78%
Expenses net of fee waivers, if any	1.67 % I	1.68%	1.74%	1.75%	1.74%	1.77%
Expenses net of all reductions, if any	1.67% I	1.68%	1.74%	1.75%	1.74%	1.77%
Net investment income (loss)	(.93)% I	(1.11)%	(.93)%	(.89)%	(.79)% C	(1.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$197,420	$212,853	$132,579	$97,630	$133,577	$131,436
Portfolio turnover rate J	59 % I	52% K	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.09)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.17	$18.99	$15.95	$21.82	$19.10	$14.46
Income from Investment Operations
Net investment income (loss) A,B	.01	(.02)	.02	.02	.05 C	(.01)
Net realized and unrealized gain (loss)	(.40)	7.30	3.31	(3.63)	4.61	5.83
Total from investment operations	(.39)	7.28	3.33	(3.61)	4.66	5.82
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.26)	(1.94)	(1.18)
Total distributions	(2.48)	(.10)	(.29)	(2.26)	(1.94)	(1.18)
Net asset value, end of period	$23.30	$26.17	$18.99	$15.95	$21.82	$19.10
Total Return D,E	(1.75) %	38.48%	21.40%	(18.62)%	26.65%	43.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.68%	.71%	.72%	.71%	.74%
Expenses net of fee waivers, if any	.66 % H	.68%	.71%	.71%	.71%	.73%
Expenses net of all reductions, if any	.66% H	.68%	.71%	.71%	.71%	.73%
Net investment income (loss)	.07% H	(.11)%	.09%	.14%	.24% C	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,899,148	$3,832,108	$2,548,297	$1,284,799	$1,067,081	$770,445
Portfolio turnover rate I	59 % H	52% J	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.06)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.59	$19.27	$16.17	$22.07	$19.30	$14.59
Income from Investment Operations
Net investment income (loss) A,B	.02	- C	.04	.04	.07 D	.01
Net realized and unrealized gain (loss)	(.40)	7.42	3.35	(3.66)	4.66	5.88
Total from investment operations	(.38)	7.42	3.39	(3.62)	4.73	5.89
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.28)	(1.96)	(1.18)
Total distributions	(2.48)	(.10)	(.29)	(2.28)	(1.96)	(1.18)
Net asset value, end of period	$23.73	$26.59	$19.27	$16.17	$22.07	$19.30
Total Return E,F	(1.68) %	38.65%	21.48%	(18.46)%	26.77%	43.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.55% I	.57%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.55 % I	.56%	.59%	.60%	.60%	.61%
Expenses net of all reductions, if any	.55% I	.56%	.59%	.60%	.60%	.61%
Net investment income (loss)	.18% I	.01%	.22%	.26%	.35% D	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,026,063	$3,054,682	$1,589,727	$644,911	$284,652	$180,417
Portfolio turnover rate J	59 % I	52% K	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Growth Fund	$19,745

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,658,857,921
Gross unrealized depreciation	(404,677,850)
Net unrealized appreciation (depreciation)	$3,254,180,071
Tax cost	$8,581,297,646

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	3,314,769,143	3,323,410,958

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Equity Growth Fund	23,454,495	466,967,476	586,389,713
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.70
Class I	.67
Class Z	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,204,086	104,316
Class M	.25%	.25%	4,795,800	33,565
Class C	.75%	.25%	1,009,550	269,507
			9,009,436	407,388

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	602,113
Class M	15,169
Class CA	1,302
618,584

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Growth Fund	26,213

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Growth Fund	167,600,763	191,317,343	29,377,028
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Equity Growth Fund	9,129
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Growth Fund	52,977	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,550.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Growth Fund
Distributions to shareholders
Class A	$295,630,014	$10,699,581
Class M	235,907,121	9,786,871
Class C	31,799,141	1,027,952
Class I	371,558,311	11,788,387
Class Z	286,279,934	9,308,472
Total	$1,221,174,521	$42,611,263
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Growth Fund
Class A
Shares sold	11,542,094	21,682,387	$227,034,045	$430,357,516
Reinvestment of distributions	13,580,718	581,021	275,552,777	9,923,836
Shares redeemed	(11,414,394)	(14,597,665)	(222,642,150)	(290,336,237)
Net increase (decrease)	13,708,418	7,665,743	$279,944,672	$149,945,115
Class M
Shares sold	3,937,597	7,693,278	$73,405,042	$147,028,167
Reinvestment of distributions	11,903,011	581,524	230,680,356	9,560,259
Shares redeemed	(10,243,618)	(15,572,897)	(189,360,323)	(296,321,833)
Net increase (decrease)	5,596,990	(7,298,095)	$114,725,075	$(139,733,407)
Class C
Shares sold	1,966,096	4,580,281	$27,869,420	$68,501,705
Reinvestment of distributions	2,162,064	78,879	31,176,964	1,007,289
Shares redeemed	(2,699,613)	(2,721,738)	(36,719,708)	(39,701,858)
Net increase (decrease)	1,428,547	1,937,422	$22,326,676	$29,807,136
Class I
Shares sold	31,946,023	77,293,658	$746,160,093	$1,843,401,115
Reinvestment of distributions	14,663,719	561,728	351,782,622	11,122,209
Shares redeemed	(25,685,507)	(65,660,385)	(586,223,037)	(1,517,446,068)
Net increase (decrease)	20,924,235	12,195,001	$511,719,678	$337,077,256
Class Z
Shares sold	21,344,133	60,101,254	$500,403,691	$1,354,899,335
Reinvestment of distributions	10,688,023	437,765	261,001,510	8,799,087
Shares redeemed	(19,365,364)	(28,182,953)	(448,263,240)	(676,960,959)
Net increase (decrease)	12,666,792	32,356,066	$313,141,961	$686,737,463
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Equity Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk mananagement. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for Class I ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704747.127
EPG-SANN-0725
Fidelity Advisor® Series Equity Growth Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Series Equity Growth Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	49,386	1,420,341
Pharmaceuticals - 0.5%
UCB SA	36,800	6,681,352
TOTAL BELGIUM		8,101,693
BRAZIL - 1.7%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (b)	6,820	17,481,638
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	424,200	3,872,946
TOTAL BRAZIL		21,354,584
CANADA - 1.3%
Information Technology - 1.3%
IT Services - 1.3%
Shopify Inc Class A (United States) (b)	150,200	16,104,444
CHINA - 2.2%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Tencent Holdings Ltd	245,100	15,451,755
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BYD Co Ltd H Shares	264,592	13,149,702
TOTAL CHINA		28,601,457
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	20,000	1,610,695
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	51,600	4,943,796
ISRAEL - 1.0%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (b)(c)	266,229	3
Gamida Cell Ltd warrants 4/21/2028 (b)(c)	59,930	0
		3
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	360,100	6,042,478
TOTAL HEALTH CARE		6,042,481

Information Technology - 0.5%
IT Services - 0.5%
Wix.com Ltd (b)	45,900	6,836,805
TOTAL ISRAEL		12,879,286
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	107,200	5,604,579
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
BE Semiconductor Industries NV	62,876	7,606,877
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
eMemory Technology Inc	15,207	1,211,721
Taiwan Semiconductor Manufacturing Co Ltd ADR	154,696	29,905,831

TOTAL TAIWAN		31,117,552
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	13,785	2,847,275
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	23,585	863,211
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR (d)	78,900	4,254,288
TOTAL UNITED KINGDOM		7,964,774
UNITED STATES - 87.4%
Communication Services - 9.0%
Entertainment - 1.9%
Live Nation Entertainment Inc (b)	73,200	10,042,308
ROBLOX Corp Class A (b)	164,100	14,273,418
		24,315,726
Interactive Media & Services - 7.1%
Alphabet Inc Class A	362,357	62,231,191
Epic Games Inc (b)(c)(e)	805	542,675
Meta Platforms Inc Class A	45,100	29,201,799
		91,975,665
TOTAL COMMUNICATION SERVICES		116,291,391

Consumer Discretionary - 15.3%
Broadline Retail - 10.5%
Amazon.com Inc (b)	651,246	133,511,943
Savers Value Village Inc (b)(d)	143,900	1,441,878
		134,953,821
Diversified Consumer Services - 0.3%
Duolingo Inc Class A (b)	6,600	3,429,426
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	122,669	15,824,301
Carnival Corp (b)	109,200	2,535,624
Kura Sushi USA Inc Class A (b)(d)	23,704	1,565,886
Starbucks Corp	56,700	4,759,965
		24,685,776
Household Durables - 0.5%
DR Horton Inc	22,400	2,644,544
TopBuild Corp (b)	12,400	3,507,836
		6,152,380
Specialty Retail - 2.1%
Floor & Decor Holdings Inc Class A (b)	29,100	2,086,179
Lowe's Cos Inc	109,400	24,694,862
		26,781,041
TOTAL CONSUMER DISCRETIONARY		196,002,444

Consumer Staples - 2.2%
Beverages - 1.2%
Coca-Cola Co/The	85,900	6,193,390
Constellation Brands Inc Class A	50,100	8,932,329
		15,125,719
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	200,700	13,434,858
TOTAL CONSUMER STAPLES		28,560,577

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy Inc	51,700	12,252,383
Range Resources Corp	179,568	6,830,767
		19,083,150
Financials - 11.4%
Banks - 0.4%
Huntington Bancshares Inc/OH	156,700	2,449,221
M&T Bank Corp	12,800	2,337,792
		4,787,013
Capital Markets - 1.7%
Evercore Inc Class A	15,600	3,611,244
Intercontinental Exchange Inc	80,900	14,545,820
Morgan Stanley	25,900	3,315,977
		21,473,041
Consumer Finance - 0.9%
Capital One Financial Corp	64,200	12,143,430
Financial Services - 6.5%
Mastercard Inc Class A	60,583	35,477,405
Rocket Cos Inc Class A (d)	281,954	3,594,914
Toast Inc Class A (b)	263,600	11,118,648
Visa Inc Class A	91,300	33,341,847
		83,532,814
Insurance - 1.9%
Arthur J Gallagher & Co	71,369	24,796,445
TOTAL FINANCIALS		146,732,743

Health Care - 12.4%
Biotechnology - 3.8%
Adamas Pharmaceuticals Inc rights (b)(c)	220,830	2,209
Adamas Pharmaceuticals Inc rights (b)(c)	220,830	2
Alnylam Pharmaceuticals Inc (b)	48,372	14,732,176
Arcellx Inc (b)	6,579	408,293
Beam Therapeutics Inc (b)	99,566	1,576,130
Biogen Inc (b)	27,800	3,608,162
Blueprint Medicines Corp (b)	4,400	445,940
Cytokinetics Inc (b)	24,461	758,780
Exact Sciences Corp (b)	227,000	12,775,560
Gilead Sciences Inc	105,900	11,657,472
Hookipa Pharma Inc (b)	13,430	21,354
Janux Therapeutics Inc (b)	14,200	337,960
Krystal Biotech Inc (b)	4,700	592,012
Moderna Inc (b)	42,800	1,136,768
Seres Therapeutics Inc (b)(d)	2,730	19,247
Synlogic Inc (b)	10,646	12,243
Vor BioPharma Inc (b)	43,874	8,770
XOMA Royalty Corp (b)	32,707	809,825
		48,902,903
Health Care Equipment & Supplies - 3.7%
Align Technology Inc (b)	34,900	6,314,806
Boston Scientific Corp (b)	326,774	34,396,231
Ceribell Inc	12,800	215,168
Glaukos Corp (b)	27,600	2,602,404
Penumbra Inc (b)	14,727	3,931,667
Pulmonx Corp (b)	27,500	93,500
RxSight Inc (b)	5,200	79,508
		47,633,284
Health Care Providers & Services - 0.8%
HealthEquity Inc (b)	102,054	10,267,653
Health Care Technology - 0.4%
Veeva Systems Inc Class A (b)	16,600	4,643,020
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	61,342	584,589
Bio-Techne Corp	9,302	450,217
Codexis Inc (b)(d)	161,901	372,372
MaxCyte Inc (United States) (b)(d)	90,400	215,152
		1,622,330
Pharmaceuticals - 3.6%
Aclaris Therapeutics Inc (b)	19,672	28,721
Eli Lilly & Co	42,798	31,570,801
Royalty Pharma PLC Class A	446,800	14,690,784
Zevra Therapeutics Inc (b)(d)	81,300	695,115
		46,985,421
TOTAL HEALTH CARE		160,054,611

Industrials - 8.6%
Aerospace & Defense - 1.5%
GE Aerospace	76,552	18,824,902
Loar Holdings Inc (b)	1,200	104,460
		18,929,362
Building Products - 0.0%
Simpson Manufacturing Co Inc	3,600	560,520
Electrical Equipment - 1.5%
GE Vernova Inc	40,888	19,339,206
Ground Transportation - 0.3%
Uber Technologies Inc (b)	47,076	3,961,916
Machinery - 2.5%
Deere & Co	35,200	17,820,353
Ingersoll Rand Inc	75,040	6,126,266
Westinghouse Air Brake Technologies Corp	35,541	7,190,655
		31,137,274
Professional Services - 2.3%
Equifax Inc	84,284	22,266,990
KBR Inc	40,713	2,124,811
UL Solutions Inc Class A (d)	81,500	5,827,250
		30,219,051
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	37,510	6,837,940
TOTAL INDUSTRIALS		110,985,269

Information Technology - 24.5%
Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd (b)	121,784	5,151,463
Jabil Inc	32,615	5,479,646
		10,631,109
IT Services - 0.1%
Gartner Inc (b)	2,800	1,221,976
Semiconductors & Semiconductor Equipment - 10.8%
Astera Labs Inc (b)	2,300	208,656
NVIDIA Corp	984,020	132,970,623
SiTime Corp (b)	21,318	4,179,820
		137,359,099
Software - 8.8%
Appfolio Inc Class A (b)	2,700	570,159
Asapp Inc warrants 8/28/2028 (b)(c)(e)	294,232	303,059
CyberArk Software Ltd (b)	6,300	2,411,514
Docusign Inc (b)	56,600	5,015,326
HubSpot Inc (b)	21,560	12,718,244
Microsoft Corp	159,744	73,539,748
Monday.com Ltd (b)	26,000	7,734,740
Nutanix Inc Class A (b)	33,400	2,561,446
OpenAI Global LLC rights (b)(c)(e)	751,600	1,104,852
Palo Alto Networks Inc (b)	20,600	3,963,852
SailPoint Inc	6,800	119,816
Zeta Global Holdings Corp Class A (b)	124,500	1,635,930
Zscaler Inc (b)	6,200	1,709,340
		113,388,026
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	259,604	52,141,463
TOTAL INFORMATION TECHNOLOGY		314,741,673

Materials - 1.7%
Construction Materials - 0.5%
Eagle Materials Inc	2,600	525,746
Martin Marietta Materials Inc	10,700	5,858,785
		6,384,531
Containers & Packaging - 0.6%
International Paper Co	159,400	7,620,914
Metals & Mining - 0.6%
Carpenter Technology Corp	34,200	8,037,000
TOTAL MATERIALS		22,042,445

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	28,700	1,899,078
Zillow Group Inc Class C (b)	129,000	8,657,190
		10,556,268
TOTAL UNITED STATES		1,125,050,571
TOTAL COMMON STOCKS (Cost $819,238,306)		1,270,940,308

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(e)(f) (Cost $248,100)	248,100	243,138

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(e)	106	137,171
Canva Inc Series A2 (b)(c)(e)	19	24,587

TOTAL AUSTRALIA		161,758
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(e)	8,000	102,400
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(e)	26,300	51,811
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (c)(e)	24,819	1,014,601
Anduril Industries Inc Series G (c)(e)	1,500	61,320
		1,075,921
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(e)	42,975	1,571,166
Software - 0.1%
Asapp Inc Series C (b)(c)(e)	90,925	148,208
Asapp Inc Series D (b)(c)(e)	512,827	692,316
		840,524
TOTAL INFORMATION TECHNOLOGY		2,411,690

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(e)	21,131	270,688
Illuminated Holdings Inc Series C3 (b)(c)(e)	26,414	338,363
Illuminated Holdings Inc Series C4 (b)(c)(e)	6,345	81,279
Illuminated Holdings Inc Series C5 (b)(c)(e)	13,150	168,452
		858,782
TOTAL UNITED STATES		4,500,604
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,574,279)		4,662,362

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(e)(f) (Cost $308,400)	308,400	363,881

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	27,089,421	27,094,839
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	8,346,262	8,347,097
TOTAL MONEY MARKET FUNDS (Cost $35,441,936)			35,441,936

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $861,811,021)	1,311,651,625
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(23,362,616)
NET ASSETS - 100.0%	1,288,289,009

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,219,967 or 0.6% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	102,086

Anduril Industries Inc Series F	8/07/24	539,481

Anduril Industries Inc Series G	4/17/25	61,324

Asapp Inc Series C	4/30/21	599,841

Asapp Inc Series D	8/29/23	1,980,281

Asapp Inc warrants 8/28/2028	8/29/23	0

Canva Inc Series A	9/22/23	113,066

Canva Inc Series A2	9/22/23	20,267

ElevateBio LLC Series C	3/09/21	110,329

Epic Games Inc	3/29/21	712,425

Illuminated Holdings Inc 15%	6/14/23	248,100

Illuminated Holdings Inc 15%	9/27/23	308,400

Illuminated Holdings Inc Series C2	7/07/20	528,275

Illuminated Holdings Inc Series C3	7/07/20	792,420

Illuminated Holdings Inc Series C4	1/08/21	228,420

Illuminated Holdings Inc Series C5	6/16/21	568,080

OpenAI Global LLC rights	9/30/24	751,600

X.Ai Holdings Corp Series C	11/22/24	930,409

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,238,556	183,150,350	200,294,067	361,421	-	-	27,094,839	27,089,421	0.0%
Fidelity Securities Lending Cash Central Fund	2,625,155	38,046,425	32,324,483	53,419	-	-	8,347,097	8,346,262	0.0%
Total	46,863,711	221,196,775	232,618,550	414,840	-	-	35,441,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	131,743,146	115,748,716	15,451,755	542,675
Consumer Discretionary	229,481,059	216,331,357	13,149,702	-
Consumer Staples	28,560,577	28,560,577	-	-
Energy	19,083,150	19,083,150	-	-
Financials	146,732,743	146,732,743	-	-
Health Care	187,221,066	180,003,578	7,215,274	2,214
Industrials	115,239,557	115,239,557	-	-
Information Technology	376,407,351	373,787,719	1,211,721	1,407,911
Materials	25,915,391	25,915,391	-	-
Real Estate	10,556,268	10,556,268	-	-

Convertible Corporate Bonds
Materials	243,138	-	-	243,138

Convertible Preferred Stocks
Financials	102,400	-	-	102,400
Health Care	51,811	-	-	51,811
Industrials	1,075,921	-	-	1,075,921
Information Technology	2,573,448	-	-	2,573,448
Materials	858,782	-	-	858,782

Preferred Securities
Materials	363,881	-	-	363,881

Money Market Funds	35,441,936	35,441,936	-	-
Total Investments in Securities:	1,311,651,625	1,267,400,992	37,028,452	7,222,181
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,074,562) - See accompanying schedule:
Unaffiliated issuers (cost $826,369,085)	$1,276,209,689
Fidelity Central Funds (cost $35,441,936)	35,441,936

Total Investment in Securities (cost $861,811,021)		$1,311,651,625
Cash		42,670
Foreign currency held at value (cost $140,667)		140,667
Receivable for investments sold		31,867,231
Dividends receivable		700,253
Interest receivable		50,240
Distributions receivable from Fidelity Central Funds		103,664
Other receivables		13,466
Total assets		1,344,569,816
Liabilities
Payable for fund shares redeemed	$47,929,633
Other payables and accrued expenses	4,856
Collateral on securities loaned	8,346,318
Total liabilities		56,280,807
Net Assets		$1,288,289,009
Net Assets consist of:
Paid in capital		$777,679,049
Total accumulated earnings (loss)		510,609,960
Net Assets		$1,288,289,009
Net Asset Value, offering price and redemption price per share ($1,288,289,009 ÷ 80,863,557 shares)		$15.93
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$3,875,504
Interest		18,810
Income from Fidelity Central Funds (including $53,419 from security lending)		414,840
Total income		4,309,154
Expenses
Custodian fees and expenses	$12,611
Independent trustees' fees and expenses	2,712
Total expenses		15,323
Net Investment income (loss)		4,293,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60,215,174
Foreign currency transactions	(5,880)
Total net realized gain (loss)		60,209,294
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(80,131,744)
Assets and liabilities in foreign currencies	894
Total change in net unrealized appreciation (depreciation)		(80,130,850)
Net gain (loss)		(19,921,556)
Net increase (decrease) in net assets resulting from operations		$(15,627,725)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,293,831	$6,552,846
Net realized gain (loss)	60,209,294	322,632,925
Change in net unrealized appreciation (depreciation)	(80,130,850)	83,623,520
Net increase (decrease) in net assets resulting from operations	(15,627,725)	412,809,291
Distributions to shareholders	(292,430,298)	(60,500,167)

Share transactions
Proceeds from sales of shares	127,001,381	202,050,543
Reinvestment of distributions	292,430,298	60,500,167
Cost of shares redeemed	(168,317,693)	(367,419,204)

Net increase (decrease) in net assets resulting from share transactions	251,113,986	(104,868,494)
Total increase (decrease) in net assets	(56,944,037)	247,440,630

Net Assets
Beginning of period	1,345,233,046	1,097,792,416
End of period	$1,288,289,009	$1,345,233,046

Other Information
Shares
Sold	8,314,888	10,908,456
Issued in reinvestment of distributions	17,995,711	3,972,434
Redeemed	(10,555,695)	(20,055,607)
Net increase (decrease)	15,754,904	(5,174,717)

Financial Highlights
Fidelity Advisor® Series Equity Growth Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.66	$15.62	$13.45	$19.74	$19.73	$15.53
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.11	.12	.17 C	.10
Net realized and unrealized gain (loss)	(.25)	5.82	2.74	(2.96)	4.20	6.02
Total from investment operations	(.20)	5.91	2.85	(2.84)	4.37	6.12
Distributions from net investment income	(.11)	(.11)	(.11)	(.20)	(.13)	(.13)
Distributions from net realized gain	(4.43)	(.75)	(.57)	(3.26)	(4.23)	(1.79)
Total distributions	(4.53) D	(.87) D	(.68)	(3.45) D	(4.36)	(1.92)
Net asset value, end of period	$15.93	$20.66	$15.62	$13.45	$19.74	$19.73
Total Return E,F	(1.38) %	39.78%	22.44%	(17.55)%	27.43%	44.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	.01%	.01%	-% J	.01%	.01%
Expenses net of fee waivers, if any	- % I,J	.01%	.01%	-% J	-% J	.01%
Expenses net of all reductions, if any	-% I,J	.01%	.01%	-% J	-% J	.01%
Net investment income (loss)	.67% I	.52%	.77%	.84%	.95% C	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,288,289	$1,345,233	$1,097,792	$982,361	$1,123,206	$1,007,642
Portfolio turnover rate K	65 % I	67%	63%	49%	51%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Advisor Series Equity Growth Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$490,633,054
Gross unrealized depreciation	(42,118,688)
Net unrealized appreciation (depreciation)	$448,514,366
Tax cost	$863,137,259

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	411,765,836	450,999,369

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Equity Growth Fund	3,813

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Equity Growth Fund	11,234,409	34,910,218	7,369,903

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Equity Growth Fund	6,051	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Series Equity Growth Fund	70,658
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Series Equity Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9860269.110
AXM1-SANN-0725
Fidelity® Real Estate High Income Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-617-563-7644 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate High Income Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 3.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9132% 3/20/2050 (b)(c)(d)(e)	750,000	0
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.5132% 3/20/2050 (b)(c)(d)(e)	2,670,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	3,000,000	0
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	3,078,262	0
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0221% 12/5/2036 (b)(c)(d)(e)(f)	7,463,519	2
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2
UNITED STATES - 3.7%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(g)	2,463,541	25
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/2054 (b)	1,750,000	1,830,012
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (b)	3,057,000	3,160,532
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,019,452	1,921,948
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	868,440	729,262
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	5,314,094	5,119,603
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	1,198,988	1,074,496
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	1,345,000	1,311,691
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	3,206,000	2,585,582
Switch Abs Issuer LLC Series 2024-1A Class B, 6.5% 3/25/2054 (b)	1,250,000	1,260,504
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	1,975,000	2,049,647
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	672,000	652,406
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (b)	1,800,000	1,834,405
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (b)	5,192,000	5,378,253
TOTAL UNITED STATES		28,908,366
TOTAL ASSET-BACKED SECURITIES (Cost $38,942,638)		28,908,368

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Agellan Portfolio 9% 8/7/2025 (e)(h)	908,000	908,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3287% 1/9/2026 (c)(d)(e)(h)	3,462,152	3,340,977

TOTAL BANK LOAN OBLIGATIONS (Cost $4,370,152)		4,248,977

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.6868% 2/25/2042 (b)(d)(e)	18,840	8,178
Fannie Mae Guaranteed REMIC Series 2002-W6 Class 3B4, 4.5875% 1/25/2042 (b)(d)(e)	15,437	2,799
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B4, 3.9836% 6/25/2043 (b)(d)(e)	63,196	17,156
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B5, 3.9836% 6/25/2043 (b)(d)(e)	6,656	87
TOTAL UNITED STATES		28,220
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,770)		28,220

Commercial Mortgage Securities - 89.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (b)	2,265,000	2,172,327
UNITED STATES - 89.3%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.8787% 4/15/2042 (b)(c)(d)	1,730,000	1,720,188
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3677% 10/15/2034 (b)(c)(d)	2,155,000	2,156,185
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	3,085,000	3,005,853
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8227% 7/15/2049 (d)	2,418,000	2,313,432
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (b)	726,000	636,378
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (b)	2,308,000	1,744,819
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	2,625,000	1,171,674
BANK Series 2018-BN10 Class B, 4.078% 2/15/2061 (d)	1,035,000	973,472
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,936,000	2,708,028
BANK Series 2019-BN22 Class D, 2.5% 11/15/2062 (b)	2,465,000	1,925,238
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (b)	921,000	679,906
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	717,000	610,246
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (b)	903,000	640,371
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)	3,921,000	1,846,169
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	903,000	761,537
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	2,650,000	2,266,798
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,895,000	1,663,704
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	2,326,000	2,221,339
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	1,664,000	1,210,762
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)(e)	1,302,000	883,420
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (b)	2,614,000	1,808,968
BANK Series 2022-BNK44 Class AS, 5.7439% 11/15/2055 (d)	1,225,000	1,246,766
BANK Series 2022-BNK44 Class C, 5.7439% 11/15/2055 (d)	2,840,000	2,735,680
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,330,000	1,360,680
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,458,000	2,543,653
BANK Series 2023-BNK46 Class B, 6.774% 8/15/2056 (d)	1,675,000	1,761,958
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (d)	1,250,000	1,251,194
BANK5 Series 2024-5YR12 Class C, 6.3026% 12/15/2057 (d)	1,516,000	1,526,940
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	1,749,000	1,592,561
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (b)	726,000	583,389
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	853,000	740,967
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5874% 4/15/2053 (d)	860,000	724,695
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (b)	3,013,000	1,914,340
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	3,302,000	2,886,349
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	3,015,000	2,729,831
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	4,573,000	4,454,863
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,719,000	2,599,511
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	1,491,000	1,407,041
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	1,200,000	861,621
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	3,150,000	3,246,504
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1512% 12/15/2055 (d)	1,890,000	1,938,176
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	2,015,000	2,048,816
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,690,000	1,732,450
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2958% 9/15/2056 (d)	1,196,000	1,252,605
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2958% 9/15/2056 (d)	1,789,000	1,778,658
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.13% 11/15/2056 (d)	1,778,000	1,789,299
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	681,000	673,822
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	475,000	467,154
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,313,000	1,283,474
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	1,063,000	1,059,978
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	1,575,000	1,496,992
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	2,732,000	2,693,979
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (b)	790,000	596,785
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	833,000	645,980
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	1,186,000	1,068,114
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	1,680,000	40,976
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	1,132,000	9,035
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	4,074,000	3,982,791
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (b)(e)	1,500,000	857,492
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	662,000	562,265
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (b)(e)	1,638,000	1,105,125
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	1,784,000	1,636,152
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	1,955,000	1,769,129
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)(e)	3,049,000	2,722,558
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 2.9942% 4/15/2054 (b)(d)(e)	6,055,000	3,118,783
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	1,113,000	440,156
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	2,055,000	1,768,677
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	2,477,000	2,231,233
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (b)	3,003,000	1,979,188
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,190,000	1,150,225
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	1,872,000	1,281,413
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7499% 11/15/2055 (d)	980,000	964,427
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7499% 11/15/2055 (d)	2,090,000	1,994,392
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2445% 4/15/2056 (d)	1,351,000	1,388,558
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,714,000	2,822,335
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5734% 7/15/2056 (d)	1,859,000	1,879,537
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	2,621,000	2,637,077
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0196% 11/15/2041 (b)(c)(d)	1,000,000	1,000,000
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9682% 11/15/2041 (b)(c)(d)	3,174,000	3,166,698
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0176% 8/15/2026 (b)(c)(d)	1,714,945	1,713,049
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)(e)	1,638,000	1,282,845
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	1,970,000	1,460,038
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,142,000	2,831,308
BMO Mortgage Trust Series 2023-C4 Class B, 5.3955% 2/15/2056 (d)	1,186,000	1,182,589
BMO Mortgage Trust Series 2023-C4 Class C, 5.8627% 2/15/2056 (d)	2,468,000	2,446,153
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,463,000	1,508,433
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,039,000	1,016,274
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	297,000	299,279
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	1,858,000	1,874,858
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	2,536,000	2,572,785
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(d)	1,845,000	1,933,202
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	1,314,000	1,321,721
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	766,000	705,123
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.7667% 11/15/2028 (b)(c)(d)	1,000,000	1,000,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	9,422,000	8,479,901
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	9,936,000	8,707,176
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.5865% 2/15/2039 (b)(c)(d)	1,925,000	1,909,360
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4345% 2/15/2039 (b)(c)(d)	1,213,800	1,204,884
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0167% 5/15/2034 (b)(c)(d)	7,886,180	7,856,607
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (b)(d)	2,180,000	2,159,717
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	535,000	531,491
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (b)(d)	2,016,000	2,010,540
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	7,158,000	7,443,622
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0171% 3/15/2041 (b)(c)(d)	4,462,676	4,437,141
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2435% 6/15/2038 (b)(c)(d)	3,857,646	3,849,208
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 6/15/2038 (b)(c)(d)	2,630,213	2,615,207
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.017% 5/15/2041 (b)(c)(d)	2,509,480	2,501,129
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2635% 12/15/2038 (b)(c)(d)	3,819,419	3,807,484
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6625% 12/15/2038 (b)(c)(d)	2,199,113	2,182,619
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5303% 4/15/2034 (b)(c)(d)	1,572,000	1,442,285
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3896% 10/15/2036 (b)(c)(d)	3,192,000	3,158,085
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2458% 5/15/2038 (b)(c)(d)	7,020,300	6,996,168
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3958% 5/15/2038 (b)(c)(d)	3,495,800	3,459,326
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8682% 11/15/2041 (b)(c)(d)	1,875,000	1,868,677
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9171% 3/15/2034 (b)(c)(d)	1,775,000	1,767,429
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0189% 4/15/2040 (b)(c)(d)	6,630,000	6,576,209
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6% 6/15/2035 (b)(c)(d)	1,959,000	1,959,000
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	14,678,000	13,301,659
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8432% 9/15/2036 (b)(c)(d)	3,227,000	3,200,781
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2932% 9/15/2036 (b)(c)(d)	7,836,000	7,734,380
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2181% 7/15/2029 (b)(c)(d)	2,820,000	2,781,225
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2666% 7/15/2029 (b)(c)(d)	5,450,000	5,387,642
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0174% 4/15/2041 (b)(c)(d)	3,743,867	3,731,420
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2689% 11/15/2041 (b)(c)(d)	1,003,096	1,003,723
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2675% 11/15/2041 (b)(c)(d)	4,813,939	4,788,372
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.27% 3/15/2030 (b)(c)(d)	5,347,000	5,213,491
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7385% 11/15/2038 (b)(c)(d)	2,523,887	2,493,916
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 2/15/2036 (b)(c)(d)	458,000	452,275
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 2/15/2036 (b)(c)(d)	1,033,000	1,012,340
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 1/15/2034 (b)(c)(d)	583,800	581,362
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3435% 1/15/2034 (b)(c)(d)	291,900	289,686
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.3805% 9/15/2034 (b)(c)(d)	1,441,138	1,423,124
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6787% 1/15/2039 (b)(c)(d)	4,315,000	4,266,456
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6277% 1/15/2039 (b)(c)(d)	3,200,000	3,158,821
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5168% 2/15/2039 (b)(c)(d)	1,893,939	1,892,967
BX Trust Series 2025-DIME Class E, 7.3287% 2/15/2035 (b)	3,267,000	3,241,662
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.28% 6/15/2040 (b)(c)(d)	722,000	722,000
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5194% 3/15/2042 (b)(c)(d)	3,278,000	3,253,415
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.2684% 3/15/2042 (b)(c)(d)	3,413,000	3,340,002
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	709,000	507,545
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 7.876% 12/15/2037 (b)(c)(d)	4,642,000	4,604,215
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	4,073,000	850,156
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(d)	636,000	551,539
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	3,345,000	2,798,664
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (b)	3,129,000	2,106,054
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	1,204,000	1,228,912
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(d)	1,383,000	1,384,700
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	2,611,000	2,582,749
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	1,773,736	1,606,176
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	2,840,000	2,612,800
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8431% 5/10/2047 (b)(d)	589,000	449,607
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6707% 11/10/2047 (d)(e)	501,480	483,727
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	3,527,000	3,407,752
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2871% 2/10/2048 (d)	3,928,000	3,553,230
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	192,000	189,068
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1051% 2/10/2048 (d)(e)	3,842,000	3,703,433
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,920,000	1,757,165
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	356,070	293,139
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5872% 9/10/2050 (d)	1,192,000	1,123,173
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	1,146,000	993,735
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6813% 9/15/2033 (b)(c)(d)(e)	1,487,000	24,951
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7247% 11/10/2049 (d)(e)	1,680,000	408,751
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2172% 8/15/2041 (b)(c)(d)	3,075,000	3,051,301
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	2,205,000	1,779,632
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	2,772,000	2,063,639
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7601% 6/15/2034 (b)(c)(e)	2,561,600	1,121,809
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.9027% 5/9/2026 (b)(c)(d)	3,038,314	2,965,277
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2578% 6/15/2050 (d)	3,060,000	2,628,391
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	6,276,000	5,234,381
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6372% 10/15/2051 (d)	777,000	676,565
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	1,000,000	643,120
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (b)(d)	2,100,000	2,100,143
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	1,029,000	781,296
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3287% 3/15/2034 (b)(c)(d)	2,463,000	2,466,589
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (b)(d)	4,760,000	4,755,062
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (b)(d)	769,000	732,914
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1105% 11/15/2038 (b)(c)(d)	1,221,578	1,214,707
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5595% 11/15/2038 (b)(c)(d)	1,248,547	1,240,743
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0584% 11/15/2038 (b)(c)(d)	5,313,815	5,255,201
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,817,000	1,831,323
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,535,000	1,549,779
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	327,000	330,103
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1435% 7/15/2038 (b)(c)(d)	4,038,182	4,038,182
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9787% 12/15/2039 (b)(c)(d)	3,198,000	3,195,550
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.148% 8/10/2044 (b)(d)	1,929,752	1,443,121
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.148% 8/10/2044 (b)(d)(e)	2,432,000	731,854
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	4,308,000	12,924
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.5879% 11/10/2045 (b)(d)	2,035,486	1,954,067
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (b)	2,058,050	1,900,256
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (d)	2,499,000	1,407,958
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (b)	1,667,000	1,346,604
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (b)	2,830,000	2,090,914
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6973% 9/10/2052 (d)	3,833,000	3,280,375
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (b)	2,307,000	1,619,106
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	1,764,000	1,335,318
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4522% 5/12/2053 (b)(d)	756,000	557,010
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	3,235,000	3,256,384
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (b)(d)	939,000	935,340
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.7767% 11/25/2041 (b)(c)(d)	1,325,000	1,325,077
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	5,078,000	4,907,912
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	6,517,000	6,248,175
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (b)	1,240,068	1,170,027
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (b)	201,216	187,509
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (b)	2,943,000	2,883,421
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.179% 3/15/2042 (b)(c)(d)	1,607,000	1,597,957
Ip 2025-Ip Mtg Tr Series 2025-IP, 7.851% 6/10/2042 (b)(d)	1,424,000	1,423,999
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.671% 1/15/2048 (b)(d)	2,250,000	1,867,478
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.6544% 11/15/2048 (d)(e)	1,500,000	637,153
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3752% 12/15/2049 (b)(d)	2,418,000	1,788,381
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2565% 6/15/2051 (b)(d)	1,171,000	891,297
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (b)	1,354,000	651,671
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (b)(e)	1,535,000	788,081
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.525% 2/15/2046 (b)(d)	2,360,000	1,550,858
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	1,082,000	143,195
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)	2,622,000	181,272
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)(e)	2,575,887	2,332,040
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)(e)	3,743,000	3,098,426
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	4,129,000	2,300,504
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1572% 4/15/2046 (d)(e)	3,677,000	861,448
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	104,000	4,313
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	5,894,000	10,020
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(d)(e)	3,213,000	8,080
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)	4,232,000	10,587
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	2,150,000	377,135
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (b)	1,696,000	1,574,821
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	984,000	881,987
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	3,019,000	2,643,840
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (b)(e)	2,771,000	828,501
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,388,000	454,651
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.8445% 1/16/2037 (b)(d)	942,000	91,836
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1435% 4/15/2038 (b)(c)(d)	2,015,000	2,013,741
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6435% 4/15/2038 (b)(c)(d)	1,716,000	1,714,391
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	3,234,000	3,128,448
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.2% 8/15/2038 (b)(c)(d)	532,626	523,971
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.75% 8/15/2038 (b)(c)(d)	2,020,408	1,982,526
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.4% 8/15/2038 (b)(c)(d)	4,435,575	4,317,476
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3287% 3/15/2042 (b)(c)(d)	2,527,000	2,505,464
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0168% 6/15/2039 (b)(c)(d)	1,000,000	998,750
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7657% 6/15/2039 (b)(c)(d)	1,450,000	1,444,016
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (b)(d)	1,629,000	1,626,994
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	1,976,000	1,334,003
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0444% 4/15/2038 (b)(c)(d)	4,520,000	4,517,175
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6444% 4/15/2038 (b)(c)(d)	8,960,000	8,954,400
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 5/15/2038 (b)(c)(d)	754,400	751,571
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1935% 7/15/2038 (b)(c)(d)	4,235,000	4,227,059
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3935% 7/15/2038 (b)(c)(d)	1,847,000	1,839,460
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9393% 1/15/2039 (b)(c)(d)	4,096,000	4,067,840
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5879% 1/15/2039 (b)(c)(d)	2,614,400	2,594,792
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2862% 1/15/2027 (b)(c)(d)	1,881,600	1,878,324
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	1,012,000	1,027,156
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.3446% 11/15/2045 (b)(d)(e)	3,633,000	2,942,766
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (b)(d)	1,575,000	214,216
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8018% 5/15/2046 (b)(d)	4,000,000	3,634,888
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (b)	2,932,000	2,563,223
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	2,205,752	2,183,695
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	2,011,000	1,387,590
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9414% 7/15/2049 (b)(d)	711,137	690,201
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9414% 7/15/2049 (b)(d)	984,000	915,213
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9414% 7/15/2049 (b)(d)	3,536,800	3,223,221
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0115% 5/15/2048 (d)	428,000	410,183
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0115% 5/15/2048 (d)	1,973,000	1,786,893
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0115% 5/15/2048 (b)(d)	1,541,000	1,232,819
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	1,000,000	954,392
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,733,000	2,549,013
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (b)	5,262,000	4,232,499
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	5,150,000	4,531,176
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.276% 7/11/2040 (b)(d)	3,059,000	2,077,256
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	1,043,000	794,309
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,744,000	3,309,753
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	2,316,138	2,400,947
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,786,000	1,668,881
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0803% 9/24/2057 (b)(d)	1,928,000	1,809,167
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	1,014,000	857,575
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,899,000	1,962,506
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6829% 5/15/2056 (d)	1,266,000	1,267,808
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (d)	1,070,000	1,131,450
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (d)	3,564,000	3,616,474
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (b)	351,000	265,166
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	2,293,000	2,040,336
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	3,014,000	2,571,827
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	7,586,000	7,693,977
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0125% 11/15/2040 (b)(c)(d)	2,000,000	2,000,000
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.7935% 7/15/2038 (b)(c)(d)(e)	2,225,000	1,103,623
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4435% 7/15/2038 (b)(c)(d)(e)	631,000	232,700
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	6,369,000	5,256,336
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (b)(d)	1,195,000	1,182,028
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	4,435,000	4,417,703
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	1,032,301	1,050,019
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	4,917,000	5,131,950
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5172% 11/15/2034 (b)(c)(d)	2,627,000	2,619,830
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5157% 11/15/2034 (b)(c)(d)	2,189,000	2,176,536
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	3,855,000	3,008,300
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9287% 10/15/2041 (b)(c)(d)	3,580,000	3,577,761
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7787% 10/15/2041 (b)(c)(d)	1,216,000	1,204,592
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/2038 (b)(d)(e)	2,499,000	1,498,155
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7093% 10/15/2038 (b)(c)(d)	3,339,000	3,289,890
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.417% 11/15/2038 (b)(c)(d)	5,032,210	5,012,301
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.411% 11/15/2036 (b)(c)(d)	3,024,000	2,997,540
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.359% 11/15/2036 (b)(c)(d)	1,803,000	1,782,980
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0596% 10/15/2034 (b)(c)(d)	3,411,000	3,396,787
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.994% 11/15/2036 (b)(c)(d)	4,149,000	4,087,954
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.643% 11/15/2036 (b)(c)(d)	1,134,000	1,115,053
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5676% 2/15/2042 (b)(c)(d)	7,802,000	7,715,303
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	1,432,663	1,296,560
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,484,000	793,228
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6825% 2/15/2051 (d)	756,000	650,747
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3435% 7/15/2039 (b)(c)(d)	3,009,000	2,295,647
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4435% 7/15/2039 (b)(c)(d)(e)	693,000	469,630
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.6704% 12/15/2048 (d)	1,834,000	1,740,795
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	1,526,000	906,381
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3944% 11/15/2049 (d)	1,262,000	1,198,908
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	1,250,000	1,091,726
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	3,949,000	3,017,782
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	450,000	433,657
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	3,863,000	3,687,278
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	1,459,000	1,332,199
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (b)	2,108,000	1,608,073
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,703,000	2,326,731
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (b)	761,000	562,083
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0435% 2/15/2040 (b)(c)(d)	1,000,000	999,410
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 2/15/2040 (b)(c)(d)	450,400	450,134
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(d)	2,867,000	2,901,760
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3334% 11/15/2057 (d)	757,000	762,496
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (b)(d)	1,284,756	417,545
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9829% 6/15/2044 (b)(d)	1,148,282	1,099,480
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9829% 6/15/2044 (b)(d)	1,274,000	1,188,642
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	1,252,600	398,698
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0652% 3/15/2045 (b)(d)	4,999,000	3,398,875
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.955% 5/15/2045 (b)(d)	1,190,587	1,092,471
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.615% 9/15/2046 (b)(d)	266,187	252,980
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	2,074,000	1,932,194
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)	2,352,000	1,566,822
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,695,000	84,749
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	1,638,000	1,527,435
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)(e)	4,354,000	3,786,676
TOTAL UNITED STATES		693,459,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $749,719,615)		695,631,443

Non-Convertible Corporate Bonds - 2.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/2026 (b)	571,896	573,337
Real Estate - 2.7%
Diversified REITs - 0.4%
Safehold GL Holdings LLC 6.1% 4/1/2034	2,792,000	2,844,977
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	955,000	978,916
Real Estate Management & Development - 0.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	1,625,000	1,561,359
Essex Portfolio LP 5.5% 4/1/2034	1,401,000	1,407,593
		2,968,952
Residential REITs - 0.9%
American Homes 4 Rent LP 5.5% 2/1/2034	3,646,000	3,638,576
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	540,000	503,053
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	2,455,000	2,447,976
Sun Communities Operating LP 4.2% 4/15/2032	450,000	420,781
		7,010,386
Retail REITs - 0.3%
NNN REIT Inc 5.6% 10/15/2033	2,485,000	2,519,737
Specialized REITs - 0.6%
American Tower Corp 5.45% 2/15/2034	1,100,000	1,110,726
Iron Mountain Inc 6.25% 1/15/2033 (b)	3,250,000	3,280,524
		4,391,250
TOTAL REAL ESTATE		20,714,218

TOTAL UNITED STATES		21,287,555
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,911,581)		21,287,555

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(i) (Cost $2,796,600)	3,100,000	31

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $29,716,233)	4.32	29,710,291	29,716,233

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $846,480,589)	779,820,827
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,257,797)
NET ASSETS - 100.0%	777,563,030

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $575,242,802 or 74.0% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,339,434	152,167,791	148,790,992	756,302	-	-	29,716,233	29,710,291	0.1%
Total	26,339,434	152,167,791	148,790,992	756,302	-	-	29,716,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	28,908,368	-	28,908,341	27

Bank Loan Obligations
Financials	4,248,977	-	-	4,248,977

Collateralized Mortgage Obligations	28,220	-	-	28,220

Commercial Mortgage Securities	695,631,443	-	653,889,061	41,742,382

Non-Convertible Corporate Bonds
Consumer Discretionary	573,337	-	573,337	-
Real Estate	20,714,218	-	20,714,218	-

Non-Convertible Preferred Stocks
Financials	31	-	-	31

Money Market Funds	29,716,233	29,716,233	-	-
Total Investments in Securities:	779,820,827	29,716,233	704,084,957	46,019,637
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Asset-Backed Securities	26	-	(85)	-	-	86	-	-	27	(85)
Bank Loan Obligations	5,306,506	-	38,356	-	(1,095,885)	-	-	-	4,248,977	38,356
Collateralized Mortgage Obligations	31,258	6,260	(838)	-	(7,920)	(540)	-	-	28,220	(838)
Commercial Mortgage Securities	21,779,787	10,780	1,274,716	-	(355,304)	(433,890)	22,495,912	(3,029,619)	41,742,382	1,300,555
Non-Convertible Preferred Stocks	31	-	-	-	-	-	-	-	31	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $816,764,356)	$750,104,594
Fidelity Central Funds (cost $29,716,233)	29,716,233

Total Investment in Securities (cost $846,480,589)		$779,820,827
Receivable for investments sold		122
Interest receivable		3,389,606
Distributions receivable from Fidelity Central Funds		114,035
Prepaid expenses		84
Total assets		783,324,674
Liabilities
Payable to custodian bank	$1,866
Payable for investments purchased	4,104,999
Distributions payable	1,097,011
Accrued management fee	462,457
Other payables and accrued expenses	95,311
Total liabilities		5,761,644
Net Assets		$777,563,030
Net Assets consist of:
Paid in capital		$938,739,004
Total accumulated earnings (loss)		(161,175,974)
Net Assets		$777,563,030
Net Asset Value, offering price and redemption price per share ($777,563,030 ÷ 106,557,183 shares)		$7.30
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Interest		$22,091,107
Income from Fidelity Central Funds		756,302
Total income		22,847,409
Expenses
Management fee	$2,700,802
Custodian fees and expenses	2,533
Independent trustees' fees and expenses	1,520
Audit fees	93,796
Legal	312
Miscellaneous	2,016
Total expenses before reductions	2,800,979
Expense reductions	(2,911)
Total expenses after reductions		2,798,068
Net Investment income (loss)		20,049,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,357
Total net realized gain (loss)		27,357
Change in net unrealized appreciation (depreciation) on investment securities		8,030,559
Net gain (loss)		8,057,916
Net increase (decrease) in net assets resulting from operations		$28,107,257
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,049,341	$33,215,806
Net realized gain (loss)	27,357	(10,306,043)
Change in net unrealized appreciation (depreciation)	8,030,559	57,770,217
Net increase (decrease) in net assets resulting from operations	28,107,257	80,679,980
Distributions to shareholders	(19,982,159)	(32,795,736)

Share transactions
Proceeds from sales of shares	85,096,000	144,461,000
Reinvestment of distributions	13,315,917	18,852,447
Cost of shares redeemed	(17,250,000)	(40,000,000)

Net increase (decrease) in net assets resulting from share transactions	81,161,917	123,313,447
Total increase (decrease) in net assets	89,287,015	171,197,691

Net Assets
Beginning of period	688,276,015	517,078,324
End of period	$777,563,030	$688,276,015

Other Information
Shares
Sold	11,768,176	20,256,392
Issued in reinvestment of distributions	1,831,211	2,664,936
Redeemed	(2,371,263)	(5,930,104)
Net increase (decrease)	11,228,124	16,991,224

Financial Highlights
Fidelity® Real Estate High Income Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.22	$6.60	$7.17	$8.24	$7.80	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.194	.407	.423	.345	.305	.341
Net realized and unrealized gain (loss)	.112	.617	(.594)	(1.059)	.469	(.972)
Total from investment operations	.306	1.024	(.171)	(.714)	.774	(.631)
Distributions from net investment income	(.226)	(.404)	(.392)	(.324)	(.334)	(.339)
Distributions from tax return of capital	-	-	(.007)	(.032)	-	-
Total distributions	(.226)	(.404)	(.399)	(.356)	(.334)	(.339)
Net asset value, end of period	$7.30	$7.22	$6.60	$7.17	$8.24	$7.80
Total Return C,D	3.82%	15.83%	(2.44)%	(8.84)%	10.07%	(7.06)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75% G	.76%	.78%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.75 % G	.76%	.78%	.78%	.78%	.79%
Expenses net of all reductions, if any	.75% G	.76%	.78%	.78%	.78%	.79%
Net investment income (loss)	5.37% G	5.79%	6.13%	4.48%	3.74%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$777,563	$688,276	$517,078	$722,213	$945,943	$757,024
Portfolio turnover rate H	21 % G	23%	32%	16%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing services or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing service or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Asset-Backed Securities	$27	Indicative market price	Evaluated bid	$0.00	Increase
		Recovery value	Recovery value	$0.00	Increase
Bank Loan Obligations	$4,248,977	Discounted cash flow	Yield	9.5% - 11.8% / 10.7%	Decrease
Collateralized Mortgage Obligations	$28,220	Indicative market price	Evaluated bid	$1.32 - $43.41 / $22.50	Increase
Commercial Mortgage Securities	$41,742,382	Indicative market price	Evaluated bid	$0.25 - $96.46 / $50.93	Increase
Non-Convertible Preferred Stocks	$31	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,150,198
Gross unrealized depreciation	(81,810,803)
Net unrealized appreciation (depreciation)	$(66,660,605)
Tax cost	$846,481,432

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,027,052)
Long-term	(82,445,741)
Total capital loss carryforward	$(92,472,793)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	151,181,006	74,294,658
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Real Estate High Income Fund	576
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,911.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Real Estate High Income Fund	3	70%
9. Credit and Liquidity Risk.
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board considered that the fund is a specialized institutional product with a $1 million investment minimum that, unlike the majority of funds in its total peer group, primarily invests in lower quality commercial mortgage-backed securities and other real estate-related investments, which require significant proprietary research and investment expertise. The Board noted that FMR has not identified any other publicly available competitor open-end funds that are comparable to the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.723505.126
REHI-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025